                                                            OMB APPROVAL
                                                    OMB Number:  3235-0570
                                                    Expires:  September 30, 2007
                                                    Estimated average burden
                                                    hours per response:  19.4

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number  811- 07890

                              AIM Tax-Exempt Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end:    3/31

Date of reporting period:   09/30/05

Item 1. Reports to Stockholders.

                                                  AIM HIGH INCOME MUNICIPAL FUND
                          Semiannual Report to Shareholders o September 30, 2005

                                  [COVER IMAGE]



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM HIGH INCOME MUNICIPAL FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES.

o Unless otherwise stated, information presented in this report is as of September 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          OTHER INFORMATION                             o Some organizations choose not to have
                                                                                           their bonds rated. Often the issuer of
o Class B shares are not available as an     o Revenue bonds are issued to finance         an unrated bond is a small entity or
investment for retirement plans              public-works projects and are supported       municipality that does not have extra
maintained pursuant to Section 401 of        directly by the project's revenues.           money to pay for a rating.
the Internal Revenue Code, including         General obligation (GO) bonds are backed
401(k) plans, money purchase pension         by the full faith and credit (including       o Effective August 5, 2005, the Fund was
plans and profit sharing plans. Plans        the taxing and further borrowing power)       offered on a limited basis. Please see
that had existing accounts invested in       of a state or municipality. Revenue           the prospectus for information on who
Class B shares prior to September 30,        bonds often are considered more               may continue to buy shares.
2003, will continue to be allowed to         attractive, since many public-works
make additional purchases.                   projects (water and sewer improvements,       The Fund provides a complete list of its
                                             for example) are necessities, and demand      holdings four times in each fiscal year,
PRINCIPAL RISKS OF INVESTING IN THE FUND     for them remains constant regardless of       at the quarter-ends. For the second and
                                             economic conditions. Shareholders may         fourth quarters, the lists appear in the
o Investing in higher-yielding,              benefit from their consistent income in       Fund's semiannual and annual reports to
lower-rated municipal bonds, commonly        the event of an economic slowdown.            shareholders. For the first and third
known as junk bonds, has a greater risk      Escrowed and pre-refunded bonds are           quarters, the Fund files the lists with
of price fluctuation and loss of             bonds whose repayment is guaranteed by        the Securities and Exchange Commission
principal and income than investing in       the funds from a second bond issue,           (SEC) on Form N-Q. The most recent list
higher-rated general obligation              which are usually invested in U.S.            of portfolio holdings is available at
municipal bonds and U.S. government          Treasury bonds.                               AIMinvestments.com. From our home page,
securities (such as U.S. Treasury bills,                                                   click on Products & Performance, then
notes and bonds), for which the              o Weighted average maturity is the            Mutual Funds, then Fund Overview. Select
government guarantees repayment of           weighted average of the remaining terms       your Fund from the drop-down menu and
principal and interest if held to            to maturity of the securities underlying      click on Complete Quarterly Holdings.
maturity.                                    the collateral pool at the date of            Shareholders can also look up the Fund's
                                             issue, using the balances of the              Forms N-Q on the SEC's Web site at
ABOUT INDEXES USED IN THIS REPORT            securities as the issue date as the           sec.gov. And copies of the Fund's Forms
                                             weighting factor.                             N-Q may be reviewed and copied at the
o The unmanaged LIPPER HIGH YIELD                                                          SEC's Public Reference Room at 450 Fifth
MUNICIPAL DEBT FUND INDEX represents an      o The average credit quality of the           Street, N.W., Washington, D.C.
average of the 10 largest high-yield         Fund's holdings as of the close of the        20549-0102. You can obtain information
municipal-bond funds tracked by Lipper,      reporting period represents the weighted      on the operation of the Public Reference
Inc., an independent mutual fund             average quality rating of the securities      Room, including information about
performance monitor.                         in the portfolio as assigned by               duplicating fee charges, by calling
                                             Nationally Recognized Statistical Rating      202-942-8090 or 800-732-0330, or by
o The unmanaged LEHMAN BROTHERS              Organizations based on assessment of the      electronic request at the following
MUNICIPAL BOND INDEX, which represents       credit quality of the individual              e-mail address: publicinfo@sec.gov. The
the performance of investment-grade          securities. For non-rated securities in       SEC file numbers for the Fund are
municipal bonds, is compiled by Lehman       the portfolio the credit quality rating       811-07890 and 33-66242.
Brothers, a global investment bank.          is assigned by A I M Advisors, Inc.
                                             using similar criteria.                       A description of the policies and
o The Fund is not managed to track the                                                     procedures that the Fund uses to
performance of any particular index,         o The returns shown in management's           determine how to vote proxies relating
including the indexes defined here, and      discussion of Fund performance are based      to portfolio securities is available
consequently, the performance of the         on net asset values calculated for            without charge, upon request, from our
Fund may deviate significantly from the      shareholder transactions. Generally           Client Services department at
performance of the indexes.                  accepted accounting principles require        800-959-4246 or on the AIM Web site,
                                             adjustments to be made to the net assets      AIMinvestments.com. On the home page,
o A direct investment cannot be made in      of the Fund at period end for financial       scroll down and click on AIM Funds Proxy
an index. Unless otherwise indicated,        reporting purposes, and as such, the net      Policy. The information is also
index results include reinvested             asset values for shareholder                  available on the SEC Web site, sec.gov.
dividends, and they do not reflect sales     transactions and the returns based on
charges. Performance of an index of          those net asset values may differ from        Information regarding how the Fund voted
funds reflects fund expenses;                the net asset values and returns              proxies related to its portfolio
performance of a market index does not.      reported in the Financial Highlights.         securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the Securities and Exchange
                                                                                           Commission's Web site, sec.gov.

                                                                                           ========================================

                                                                                           FUND NASDAQ SYMBOLS

                                                                                           Class A Shares                     AHMAX
                                                                                           Class B Shares                     AHMBX
                                                                                           Class C Shares                     AHMCX

                                                                                           ========================================

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM HIGH INCOME MUNICIPAL FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

[PHOTO OF           The six-month period covered by this report was a good one
ROBERT H.           for the vast majority of investors. Equity and fixed-income
GRAHAM]             indexes, including municipal bond indexes, delivered
                    positive total returns. Solid economic growth and generally impressive company earnings offset concerns about rising oil prices and the Federal Reserve's repeated increases in
                    short-term interest rates. In the short run, it appeared
                    that hurricanes Katrina and Rita, which heavily damaged
ROBERT H. GRAHAM    parts of the Gulf Coast as the reporting period was ending, had inflicted little damage on the U.S. economy, though it may take some time before the full impact of the storms is known.

                        For a discussion of how market conditions affected your
                    Fund and how the Fund was managed during the reporting period, please turn to Page 3.

                    ADDITIONAL INFORMATION IN THIS REPORT

                    We would like to call your attention to two new elements in this report on your Fund. First, on Page 2, is a letter from
                    Bruce Crockett, the independent Chair of the Board of
[PHOTO OF           Trustees of the AIM Funds. We first introduced you to Mr.
MARK H.             Crockett in the semiannual report on your Fund dated one
WILLIAMSON]         year ago. Mr. Crockett has been on our Funds' Board since
                    1992; he assumed his responsibilities as Chair last October.

                        Mr. Crockett has expressed an interest in keeping
                    shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a
MARK H. WILLIAMSON  valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                        One of the most important decisions the Board makes
                    each year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 7 and 8.

                        Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                        We at AIM remain committed to building solutions to
                    help you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM               /s/ MARK H. WILLIAMSON

                    Robert H. Graham                   Mark H. Williamson
                    President & Vice Chair,            President,
                    AIM Funds                          A I M Advisors, Inc.

                    November 14, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM HIGH INCOME MUNICIPAL FUND


                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

[PHOTO OF               At our most recent meeting in June 2005, your Board
BRUCE L.            approved voluntary fee reductions from A I M Advisors, Inc.
CROCKETT]           (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
BRUCE L. CROCKETT   majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 7 and 8. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    November 14, 2005

AIM HIGH INCOME MUNICIPAL FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================     MARKET CONDITIONS AND YOUR FUND
PERFORMANCE SUMMARY                          FUND VS. INDEXES
                                                                                           During the period, the high yield
Shares of AIM High Income Municipal Fund     TOTAL RETURNS, 3/31/05-9/30/05,               municipal bond market underperformed the
(at net asset value) posted positive         EXCLUDING APPLICABLE SALES CHARGES. IF        broad U.S. stock market, which weathered
returns during the six-month reporting       SALES CHARGES WERE INCLUDED, RETURNS          investor concerns about high energy
period ended September 30, 2005,             WOULD BE LOWER.                               prices, inflation and the economic
outpacing returns of the Lehman Brothers                                                   impact of Hurricane Katrina.
Municipal Bond Index, your Fund's broad      Class A Shares                      4.91%
market and style-specific benchmark.                                                          Although the volume of municipal bond
Please turn to Page 5 for long-term          Class B Shares                      4.52      issues through September was on pace to
performance results.                                                                       set an all-time record high, issuance of
                                             Class C Shares                      4.41      high-yield municipal paper was on pace
   Your Fund's outperformance stemmed                                                      to establish a record low. After several
primarily from a very low weighting in       Lehman Brothers Municipal                     years of historically low interest
the airline bond sector, which plummeted     Bond Index (Broad Market and                  rates, issuers that could advance refund
in September in the wake of bankruptcy       Style-specific Index)               2.80      (or issue longer-maturity bonds in order
filings by two major airlines. Our                                                         to pay off earlier bonds to take
investments in the charter school,           Lipper High Yield Municipal                   advantage of lower interest rates) have
hospital, continuing care retirement         Debt Fund Index                               done so, and that has taken a large
facility and tax increment financing         (Peer Group Index)                  3.87      supply of high yield municipal bonds out
sectors, all of which                                                                      of the market. The continued restraint
                                             SOURCE: LIPPER, INC.                          of state and local governments in
                                                                                           launching new projects helped tighten
                                             performed well, contributed positively        the supply of revenue bonds. Limited
                                             to your Fund's total return.                  supply combined with increasing demand
                                                                                           helped create pricing stability, adding
======================================================================================     an element of price appreciation
                                                                                           potential.
HOW WE INVEST                                o credit quality deterioration or other
                                             unfavorable circumstances impacting the          During the reporting period, the
We invest mostly in municipal revenue        financial viability of an issuer/project      Federal Reserve (the Fed) increased its
bonds as proceeds for specific projects                                                    target funds rate four times to end at
are used to pay interest and principal       o to reduce or extend duration(1) of the      3.75% on September 25, 2005. As the Fed
on those bonds.                              Fund.                                         raised the federal funds rate, we also
                                                                                           increased your Fund's duration by about
   We believe an opportunity exists          o to reinvest in other securities with        a year. This slightly aided performance
among relatively small, less-followed        more favorable return characteristics or      because longer-duration yields declined,
municipal revenue bond issues. These                                                       and prices for these bonds rose. (Bond
bonds, which are backed by dedicated         o to change sector exposure                   prices and yields move in opposite
revenues from specific projects, may be                                                    directions.) In the high yield municipal
priced incorrectly in the market with        (1) Duration measures how sensitive a         market, increases in coupon rates were
yields that do not accurately correspond     bond's price is to interest rate              not in lock step with Treasury bonds.
to the risk factors of the securities.       movements. A longer duration means more
                                             sensitivity to rate changes; a shorter
   We generally take a buy-and-hold          duration means less sensitivity. For
approach but may decide to sell a            instance, a shorter duration bond's
holding for any of the following             price would fall less for a given rise
factors:                                     in interest rates and thus provide more
                                             principal protection.                                                     (continued)


===================================================================================================================================

PORTFOLIO COMPOSITION                        TOP FIVE FIXED-INCOME HOLDINGS

By type of bond, as of 9/30/05                                                                                             % OF NET
                                                                                                   COUPON      MATURITY      ASSETS
           [PIE CHART]
                                             1. Orange (County of) Health Facilities Authority      2.80%      11/01/28       1.0%
Revenue Bonds                   77.0%
                                             2. New York City (City of)
General Obligation Bonds        11.8%           Industrial Development Agency                       6.25       03/01/15       1.0

Industrial Development and                   3. Lombard (City of) Public Facilities Corp.           7.13       01/01/36       0.8
Other Bonds                      9.8%
                                             4. Summit Academy North                                5.50       11/01/30       0.7
Other Assets Less Liabilities    1.4%
                                             5. Maplewood (City of)
The Fund's holdings are subject to              (Volunteers of America Care Center Project)         5.38       10/01/24       0.7
change, and there is no assurance that
the Fund will continue to hold any           TOTAL NET ASSETS                                                     $337.1 MILLION
particular security.
                                             TOTAL NUMBER OF HOLDINGS                                                        412

                                             AVERAGE CREDIT QUALITY RATING                                                    BB

                                             WEIGHTED AVERAGE MATURITY                                               21.18 YEARS

                                             AVERAGE DURATION                                                         6.63 YEARS

===================================================================================================================================

AIM HIGH INCOME MUNICIPAL FUND


   Although damage from Hurricane            outweighed the potential price                                 FRANKLIN RUBEN is lead
Katrina was devastating, the storm did       appreciation. We remain committed to                           portfolio manager of
not affect performance because the Fund      largely avoiding the airline sector               [RUBEN       AIM High Income
had no investments in Mississippi,           unless airline business fundamentals              PHOTO]       Municipal Fund. Mr.
Louisiana or Alabama.                        improve.                                                       Ruben joined AIM in
                                                                                                            1997 after having
   Sectors that contributed positively          For the most part, we avoided the                           served as a senior
to your Fund's performance included:         volatile tobacco settlement bonds, which      fixed-income research analyst and
                                             are backed by revenue of tobacco              associate portfolio manager. A native of
=======================================      companies and the promises of those           Johannesburg, South Africa, he graduated
             We believe an                   companies to make payments to states.         with a B.S. in accounting and an M.S. in
           opportunity exists                While price performance in tobacco bonds      finance, both from The University of
        among relatively small,              has been attractive from a total return       Texas at Dallas. Mr. Ruben also
        less-followed municipal              perspective, we believe the business          completed the Cash Management Executive
          revenue bond issues.               risk of these bonds outweighs further         Education Program at Duke University.
=======================================      potential price appreciation.
                                                                                                            RICHARD A. BERRY,
o Charter schools. Positive operating                                                                       Chartered Financial
histories have developed at certain             Our exposure to the Alternative                [BERRY       Analyst, senior
schools, which we believe the market         Minimum Tax (AMT) was about 3% of Fund            PHOTO]       portfolio manager, is
will identify and compensate                 assets. The default rate of Fund                               manager of AIM High
accordingly. Another potential benefit       holdings was very low and was not                              Income Municipal Fund.
of owning charter school bonds is that       significant in terms of absolute                               Mr. Berry joined AIM in
in certain states, a state-funded reserve    performance.                                  1987 and has been in the investment
pool has been created, lowering the risk                                                   industry since 1968. He has served as
of default because the bonds are backed      IN CLOSING                                    president and director of the Dallas
by government securities.                                                                  Association of Investment Analysts,
                                             The market reaction to the economy--the       chairman of the board of regents of the
o Hospitals. Hospitals, which are the        belief that growth is likely to stay,         Financial Analysts Seminar and a trustee
largest issuer of municipal bonds,           albeit at a more moderate pace--may help      of Lancaster Independent School
continue to be a solid investment as an      support the price and supply of revenue       District. He received his B.B.A. and
aging population seeks more medical          bonds. States and cities may feel the         M.B.A. from Texas Christian University.
care. Because of the large number of         need to stimulate local economies by
issues, valuations were attractive, and      using revenue bonds to support new                             SHARON A. COPPER is
we continued to add exposure to these        projects; these new issuances would                            portfolio manager of
bonds.                                       likely be supported with a better credit          [COPPER      AIM High Income
                                             backdrop and revenue environment,                 PHOTO]       Municipal Fund. She
o Tax increment financing (TIF)              possibly leading to firmer prices.                             joined AIM in 1992 as
districts. TIF bonds are used for such                                                                      an investment officer
purposes as building shopping centers or        We believe the Fund is positioned to                        and research analyst
construction of infrastructure such as       take advantage of potential capital           for long-term and short-term municipal
road, sewer and water facilities.            appreciation opportunities. Many of the       securities and was promoted to her
Purchasing these bonds is the way            Fund's revenue bond holdings are tied to      current position in 1997. Ms. Copper
municipal bond funds can, in essence,        local and national economies. During a        received a B.B.A. in marketing with a
invest in the real estate market.            stable economy, cash flows for these          minor in finance from Southeastern
                                             projects are sustainable and credit           Louisiana University and an M.B.A. in
o Continuing care retirement facilities.     questions become more certain.                finance from the University of St.
These bonds, issued by nonprofit or                                                        Thomas. She belongs to the National
charitable organizations, have performed        As always, we thank you for your           Federation of Municipal Analysts.
well as the population ages and baby         investment in AIM High Income Municipal
boomers near retirement.                     Fund.                                         Assisted by Municipal Bond Team

   The poor performance of airline bonds     The views and opinions expressed in
detracted from Fund performance, but         management's discussion of Fund
only minimally because of our low            performance are those of A I M Advisors,
exposure to these bonds (about 3% of         Inc. These views and opinions are
Fund holdings as of the close of the         subject to change at any time based on
reporting period). The Chapter 11            factors such as market and economic
bankruptcy filings by Northwest Airlines     conditions. These views and opinions may
and Delta Airlines (not Fund holdings as     not be relied upon as investment advice
of September 30, 2005) validated our         or recommendations, or as an offer for a
belief that the business risks of owning     particular security. The information is
these bonds                                  not a complete analysis of every aspect
                                             of any market, country, industry,
                                             security or the Fund. Statements of fact
                                             are from sources considered reliable,
                                             but A I M Advisors, Inc. makes no
                                             representation or warranty as to their
                                             completeness or accuracy. Although
                                             historical performance is no guarantee
                                             of future results, these insights may
                                             help you understand our investment
                                             management philosophy.                              [RIGHT ARROW GRAPHIC]

                                                  See important Fund and index             FOR A PRESENTATION OF YOUR FUND'S
                                                 disclosures inside front cover.           LONG-TERM PERFORMANCE, PLEASE SEE
                                                                                           PAGE 5.

AIM HIGH INCOME MUNICIPAL FUND

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================
Below you will find a presentation of your Fund's performance record for periods ended September 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
================================================================================


===================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS
As of 9/30/05, including applicable sales charges

                                                    AFTER TAXES ON
                                                     DISTRIBUTIONS
                                   AFTER TAXES ON     AND SALE OF
CLASS A SHARES      BEFORE TAXES   DISTRIBUTIONS      FUND SHARES
Inception (1/2/98)      3.93%           3.92%           4.14%
 5 Years                6.13            6.13            6.11
 1 Year                 4.00            4.00            4.59

CLASS B SHARES
Inception (1/2/98)      3.79%           3.79%           3.94%
 5 Years                6.05            6.05            5.97
 1 Year                 3.36            3.36            4.00

CLASS C SHARES
Inception (1/2/98)      3.77%           3.77%           3.93%
 5 Years                6.35            6.34            6.22
 1 Year                 7.24            7.24            6.53

                                             RECENT MONTH-END PERFORMANCE.                    THE PERFORMANCE OF THE FUND'S SHARE
                                             PERFORMANCE FIGURES REFLECT REINVESTED        CLASSES WILL DIFFER DUE TO DIFFERENT
                                             DISTRIBUTIONS, CHANGES IN NET ASSET           SALES CHARGE STRUCTURES AND CLASS
                                             VALUE AND THE EFFECT OF THE MAXIMUM           EXPENSES.
                                             SALES CHARGE UNLESS OTHERWISE STATED.
                                             INVESTMENT RETURN AND PRINCIPAL VALUE            HAD THE ADVISOR NOT WAIVED FEES
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A         AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             GAIN OR LOSS WHEN YOU SELL SHARES.            WOULD HAVE BEEN LOWER.

                                                CLASS A SHARE PERFORMANCE REFLECTS            AFTER-TAX RETURNS ARE CALCULATED
                                             THE MAXIMUM 4.75% SALES CHARGE, AND           USING THE HISTORICAL HIGHEST INDIVIDUAL
                                             CLASS B AND CLASS C SHARE PERFORMANCE         FEDERAL MARGINAL INCOME TAX RATE. THEY
                                             REFLECTS THE APPLICABLE CONTINGENT            DO NOT REFLECT THE EFFECT OF STATE AND
                                             DEFERRED SALES CHARGE (CDSC) FOR THE          LOCAL TAXES. ACTUAL AFTER-TAX RETURNS
THE PERFORMANCE DATA QUOTED REPRESENT        PERIOD INVOLVED. THE CDSC ON CLASS B          DEPEND ON THE INVESTOR'S TAX SITUATION
PAST PERFORMANCE AND CANNOT GUARANTEE        SHARES DECLINES FROM 5% BEGINNING AT THE      AND MAY DIFFER FROM THOSE SHOWN.
COMPARABLE FUTURE RESULTS; CURRENT           TIME OF PURCHASE TO 0% AT THE BEGINNING       AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT
PERFORMANCE MAY BE LOWER OR HIGHER.          OF THE SEVENTH YEAR. THE CDSC ON CLASS C      TO INVESTORS WHO HOLD THEIR SHARES IN
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      SHARES IS 1% FOR THE FIRST YEAR AFTER         TAX-DEFERRED ACCOUNTS SUCH AS 401(K)S OR
MOST                                         PURCHASE.                                     IRAS.
===================================================================================================================================

================================================================================

FUND PROVIDES CURRENT INCOME

               30-DAY           TAXABLE
            DISTRIBUTION    EQUIVALENT 30-DAY      30-DAY     TAXABLE EQUIVALENT
                RATE        DISTRIBUTION RATE    SEC YIELD     30-DAY SEC YIELD

Class A        5.09%              7.83%             4.52%           6.95%

Class B        4.60               7.08              3.99            6.14

Class C        4.60               7.08              3.99            6.14


o The Fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end offering price.

o The Fund's 30-day taxable equivalent distribution rate is calculated in the same manner as the 30-day distribution rate, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on September 30, 2005.

o The 30-day SEC yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-tocall of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The taxable-equivalent 30-day SEC yield is calculated in the same manner as the 30-day SEC yield, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on September 30, 2005.

o Had the advisor not waived fees and/or reimbursed expenses, 30-day yields would have been 4.09%, 3.54% and 3.54% for Class A, Class B and Class C shares, respectively. Taxable equivalent 30-day yields would have been 6.29%, 5.45% and 5.45% for Class A, Class B and Class C shares, respectively.

================================================================================

AIM HIGH INCOME MUNICIPAL FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to                 The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       expenses you paid for the period. You
costs, which may include sales charges       account value divided by $1,000 = 8.6),       may use this information to compare the
(loads) on purchase payments; contingent     then multiply the result by the number        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       in the table under the heading entitled       and other funds. To do so, compare this
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to       5% hypothetical example with the 5%
ongoing costs, including management          estimate the expenses you paid on your        hypothetical examples that appear in the
fees; distribution and/or service fees       account during this period.                   shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                           in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
April 1, 2005, through September 30,         before expenses, which is not the Fund's      information is useful in comparing
2005.                                        actual return. The Fund's actual              ongoing costs only, and will not help
                                             cumulative total returns at net asset         you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months       of owning different funds. In addition,
                                             ended September 30, 2005, appear in the       if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on Page 3.           included, your costs would have been
about actual account values and actual                                                     higher.
expenses. You may use the information in
this table, together

===================================================================================================================================

                                                  ACTUAL                                  HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

SHARE            BEGINNING              ENDING              EXPENSES              ENDING               EXPENSES          ANNUALIZED
CLASS          ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE          PAID DURING          EXPENSE
                 (4/01/05)            (9/30/05)(1)           PERIOD(2)           (9/30/05)             PERIOD(2)            RATIO
  A              $1,000.00             $1,049.10              $2.83              $1,022.31               $2.79               0.55%
  B               1,000.00              1,045.20               6.67               1,018.55                6.58               1.30
  C               1,000.00              1,044.10               6.66               1,018.55                6.58               1.30

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2005, through September
30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2005, appear in the table "Fund vs. Indexes" on Page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

===================================================================================================================================

                                                                                                [ARROW
                                                                                                BUTTON   For More Information Visit
                                                                                                IMAGE]   AIMinvestments.com

AIM HIGH INCOME MUNICIPAL FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Tax-Exempt      o The quality of services to be provided      o Fees relative to those of comparable
Funds (the "Board") oversees the             by AIM. The Board reviewed the                funds with other advisors. The Board
management of AIM High Income Municipal      credentials and experience of the             reviewed the advisory fee rate for the
Fund (the "Fund") and, as required by        officers and employees of AIM who will        Fund under the Advisory Agreement. The
law, determines annually whether to          provide investment advisory services to       Board compared effective contractual
approve the continuance of the Fund's        the Fund. In reviewing the                    advisory fee rates at a common asset
advisory agreement with A I M Advisors,      qualifications of AIM to provide              level and noted that the Fund's rate was
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       comparable to the median rate of the
recommendation of the Investments            reviewed the qualifications of AIM's          funds advised by other advisors with
Committee of the Board, which is             investment personnel and considered such      investment strategies comparable to
comprised solely of independent              issues as AIM's portfolio and product         those of the Fund that the Board
trustees, at a meeting held on June 30,      review process, various back office           reviewed. The Board noted that AIM has
2005, the Board, including all of the        support functions provided by AIM and         agreed to limit the Fund's total
independent trustees, approved the           AIM's equity and fixed income trading         operating expenses, as discussed below.
continuance of the advisory agreement        operations. Based on the review of these      Based on this review, the Board
(the "Advisory Agreement") between the       and other factors, the Board concluded        concluded that the advisory fee rate for
Fund and AIM for another year, effective     that the quality of services to be            the Fund under the Advisory Agreement
July 1, 2005.                                provided by AIM was appropriate and that      was fair and reasonable.
                                             AIM currently is providing satisfactory
   The Board considered the factors          services in accordance with the terms of      o Expense limitations and fee waivers.
discussed below in evaluating the            the Advisory Agreement.                       The Board noted that AIM has voluntarily
fairness and reasonableness of the                                                         agreed to waive fees and/or limit
Advisory Agreement at the meeting on         o The performance of the Fund relative        expenses of the Fund in an amount
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed       necessary to limit total annual
ongoing oversight of the Fund. In their      the performance of the Fund during the        operating expenses to a specified
deliberations, the Board and the             past one, three and five calendar years       percentage of average daily net assets
independent trustees did not identify        against the performance of funds advised      for each class of the Fund. The Board
any particular factor that was               by other advisors with investment             considered the voluntary nature of this
controlling, and each trustee attributed     strategies comparable to those of the         fee waiver/expense limitation and noted
different weights to the various             Fund. The Board noted that the Fund's         that it can be terminated at any time by
factors.                                     performance in such periods was at or         AIM without further notice to investors.
                                             above the median performance of such          The Board considered the effect this fee
   One of the responsibilities of the        comparable funds. Based on this review,       waiver/expense limitation would have on
Senior Officer of the Fund, who is           the Board concluded that no changes           the Fund's estimated expenses and
independent of AIM and AIM's affiliates,     should be made to the Fund and that it        concluded that the levels of fee
is to manage the process by which the        was not necessary to change the Fund's        waivers/expense limitations for the Fund
Fund's proposed management fees are          portfolio management team at this time.       were fair and reasonable.
negotiated to ensure that they are
negotiated in a manner which is at arm's     o The performance of the Fund relative        o Breakpoints and economies of scale.
length and reasonable. To that end, the      to indices. The Board reviewed the            The Board reviewed the structure of the
Senior Officer must either supervise a       performance of the Fund during the past       Fund's advisory fee under the Advisory
competitive bidding process or prepare       one, three and five calendar years            Agreement, noting that it includes two
an independent written evaluation. The       against the performance of the Lipper         breakpoints. The Board reviewed the
Senior Officer has recommended an            High Yield Municipal Debt Fund Index.         level of the Fund's advisory fees, and
independent written evaluation in lieu       The Board noted that the Fund's               noted that such fees, as a percentage of
of a competitive bidding process and,        performance for the one and five year         the Fund's net assets, would decrease as
upon the direction of the Board, has         periods was above the performance of          net assets increase because the Advisory
prepared such an independent written         such Index and comparable to such Index       Agreement includes breakpoints. The
evaluation. Such written evaluation also     for the three year period. Based on this      Board noted that, due to the Fund's
considered certain of the factors            review, the Board concluded that no           current asset levels and the way in
discussed below. In addition, as             changes should be made to the Fund and        which the advisory fee breakpoints have
discussed below, the Senior Officer made     that it was not necessary to change the       been structured, the Fund has yet to
certain recommendations to the Board in      Fund's portfolio management team at this      benefit from the breakpoints. The Board
connection with such written evaluation.     time.                                         concluded that the Fund's fee levels
                                                                                           under the Advisory Agreement therefore
   The discussion below serves as a          o Meeting with the Fund's portfolio           would reflect economies of scale at
summary of the Senior Officer's              managers and investment personnel. With       higher asset levels and that it was not
independent written evaluation and           respect to the Fund, the Board is             necessary to change the advisory fee
recommendations to the Board in              meeting periodically with such Fund's         breakpoints in the Fund's advisory fee
connection therewith, as well as a           portfolio managers and/or other               schedule.
discussion of the material factors and       investment personnel and believes that
the conclusions with respect thereto         such individuals are competent and able       o Investments in affiliated money market
that formed the basis for the Board's        to continue to carry out their                funds. The Board also took into account
approval of the Advisory Agreement.          responsibilities under the Advisory           the fact that uninvested cash and cash
After consideration of all of the            Agreement.                                    collateral from securities lending
factors below and based on its informed                                                    arrangements (collectively, "cash
business judgment, the Board determined      o Overall performance of AIM. The Board       balances") of the Fund may be invested
that the Advisory Agreement is in the        considered the overall performance of         in money market funds advised by AIM
best interests of the Fund and its           AIM in providing investment advisory and      pursuant to the terms of an SEC
shareholders and that the compensation       portfolio administrative services to the      exemptive order. The Board found that
to AIM under the Advisory Agreement is       Fund and concluded that such performance      the Fund may realize certain benefits
fair and reasonable and would have been      was satisfactory.                             upon investing cash balances in AIM
obtained through arm's length                                                              advised money market funds, including a
negotiations.                                o Fees relative to those of clients of        higher net return, increased liquidity,
                                             AIM with comparable investment                increased diversification or decreased
o The nature and extent of the advisory      strategies. The Board noted that AIM          transaction costs. The Board also found
services to be provided by AIM. The          does not serve as an advisor to other         that the Fund will not receive reduced
Board reviewed the services to be            mutual funds or other clients with            services if it invests its cash balances
provided by AIM under the Advisory           investment strategies comparable to           in such money market funds. The Board
Agreement. Based on such review, the         those of the Fund.                            noted that, to the extent the Fund
Board concluded that the range of                                                          invests in affiliated money market
services to be provided by AIM under the                                                   funds, AIM has voluntarily agreed to
Advisory Agreement was appropriate and                                                     waive a portion
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

AIM HIGH INCOME MUNICIPAL FUND


of the advisory fees it receives from        o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
the Fund attributable to such                Board considered the benefits realized        determining whether to continue the
investment. The Board further determined     by AIM as a result of brokerage               Advisory Agreement for the Fund, the
that the proposed securities lending         transactions executed through "soft           Board considered the fact that AIM,
program and related procedures with          dollar" arrangements. Under these             along with others in the mutual fund
respect to the lending Fund is in the        arrangements, brokerage commissions paid      industry, is subject to regulatory
best interests of the lending Fund and       by the Fund and/or other funds advised        inquiries and litigation related to a
its respective shareholders. The Board       by AIM are used to pay for research and       wide range of issues. The Board also
therefore concluded that the investment      execution services. This research is          considered the governance and compliance
of cash collateral received in               used by AIM in making investment              reforms being undertaken by AIM and its
connection with the securities lending       decisions for the Fund. The Board             affiliates, including maintaining an
program in the money market funds            concluded that such arrangements were         internal controls committee and
according to the procedures is in the        appropriate.                                  retaining an independent compliance
best interests of the lending Fund and                                                     consultant, and the fact that AIM has
its respective shareholders.                 o AIM's financial soundness in light of       undertaken to cause the Fund to operate
                                             the Fund's needs. The Board considered        in accordance with certain governance
o Independent written evaluation and         whether AIM is financially sound and has      policies and practices. The Board
recommendations of the Fund's Senior         the resources necessary to perform its        concluded that these actions indicated a
Officer. The Board noted that, upon          obligations under the Advisory                good faith effort on the part of AIM to
their direction, the Senior Officer of       Agreement, and concluded that AIM has         adhere to the highest ethical standards,
the Fund, who is independent of AIM and      the financial resources necessary to          and determined that the current
AIM's affiliates, had prepared an            fulfill its obligations under the             regulatory and litigation environment to
independent written evaluation in order      Advisory Agreement.                           which AIM is subject should not prevent
to assist the Board in determining the                                                     the Board from continuing the Advisory
reasonableness of the proposed               o Historical relationship between the         Agreement for the Fund.
management fees of the AIM Funds,            Fund and AIM. In determining whether to
including the Fund. The Board noted that     continue the Advisory Agreement for the
the Senior Officer's written evaluation      Fund, the Board also considered the
had been relied upon by the Board in         prior relationship between AIM and the
this regard in lieu of a competitive         Fund, as well as the Board's knowledge
bidding process. In determining whether      of AIM's operations, and concluded that
to continue the Advisory Agreement for       it was beneficial to maintain the
the Fund, the Board considered the           current relationship, in part, because
Senior Officer's written evaluation and      of such knowledge. The Board also
the recommendation made by the Senior        reviewed the general nature of the
Officer to the Board that the Board          non-investment advisory services
consider implementing a process to           currently performed by AIM and its
assist them in more closely monitoring       affiliates, such as administrative,
the performance of the AIM Funds. The        transfer agency and distribution
Board concluded that it would be             services, and the fees received by AIM
advisable to implement such a process as     and its affiliates for performing such
soon as reasonably practicable.              services. In addition to reviewing such
                                             services, the trustees also considered
o Profitability of AIM and its               the organizational structure employed by
affiliates. The Board reviewed               AIM and its affiliates to provide those
information concerning the profitability     services. Based on the review of these
of AIM's (and its affiliates')               and other factors, the Board concluded
investment advisory and other activities     that AIM and its affiliates were
and its financial condition. The Board       qualified to continue to provide
considered the overall profitability of      non-investment advisory services to the
AIM, as well as the profitability of AIM     Fund, including administrative, transfer
in connection with managing the Fund.        agency and distribution services, and
The Board noted that AIM's operations        that AIM and its affiliates currently
remain profitable, although increased        are providing satisfactory
expenses in recent years have reduced        non-investment advisory services.
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(unaudited)


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.60%

ARIZONA-1.24%

Arizona (State of) Health Facilities
  Authority (Blood Systems Inc.); Series 2004
  RB
  5.00%, 04/01/21(a)                            $  355     $    364,131
-----------------------------------------------------------------------
Centerra Community Facilities District;
  Unlimited Tax Series 2005 GO
  5.50%, 07/15/29(a)                               400          402,220
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Desert Heights Charter School);
  Educational Facilities Series 2003 IDR
  7.25%, 08/01/19(a)                               830          860,884
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Horizon Community Learning
  Center); Refunding Series 2005 IDR
  5.25%, 06/01/35(a)                             1,500        1,507,140
-----------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Scottsdale Healthcare); Hospital
  Series 2001 IDR
  5.80%, 12/01/31(a)                               500          537,540
-----------------------------------------------------------------------
Tucson (City of) Industrial Development
  Authority (Arizona AgriBusiness & Equine
  Center Inc.); Educational Facilities Series
  2004 A IDR
  6.13%, 09/01/34(a)                               500          512,195
=======================================================================
                                                              4,184,110
=======================================================================

CALIFORNIA-3.09%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.75%, 03/01/19(a)                             1,000        1,098,860
-----------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000 RB
  6.75%, 06/01/30(a)                               390          428,251
-----------------------------------------------------------------------
California (State of) Health Facilities
  Financing Authority (Cedars-Sinai Medical
  Center); Refunding Series 2005 RB
  5.00%, 11/15/27(a)                             1,000        1,032,000
-----------------------------------------------------------------------
  5.00%, 11/15/34(a)                               750          764,880
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Daughters of Charity
  Health); Series 2005 A RB
  5.25%, 07/01/30(a)                             1,250        1,295,225
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Daughters of Charity
  Health); Series 2005 G RB
  5.00%, 07/01/22(a)                             1,450        1,488,885
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Hospice of Napa
  Valley Project); Series 2004 A RB
  7.00%, 01/01/34(a)                               900          939,357
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

CALIFORNIA-(CONTINUED)

California (State of) Statewide Communities
  Development Authority (Notre Dame de Namur
  University); Series 2003 RB
  6.50%, 10/01/23(a)                             1,000        1,025,350
-----------------------------------------------------------------------
Golden State Tobacco Securitization Corp.;
  Asset-Backed Series 2005 A RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 06/01/35(a)(b)                         $  500     $    521,365
-----------------------------------------------------------------------
Turlock (City of) Health Facilities Authority
  (Emanuel Medical Center Inc.); Series 2004
  COP
  5.00%, 10/15/24(a)                               980          989,918
-----------------------------------------------------------------------
  5.38%, 10/15/34(a)                               800          820,400
=======================================================================
                                                             10,404,491
=======================================================================

COLORADO-11.11%

Antelope Heights Metropolitan District;
  Limited Tax Series 2003 GO
  8.00%, 12/01/23(a)                               500          551,360
-----------------------------------------------------------------------
Beacon Point Metropolitan District; Limited
  Tax Series 2005 A GO
  6.25%, 12/01/35(a)                             1,500        1,513,320
-----------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Limited
  Tax Series 2003 GO
  7.50%, 12/01/33(a)                               500          537,990
-----------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Limited Tax Series 2002 B GO
  8.05%, 12/01/32(a)                               500          541,390
-----------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Limited Tax Series 2003 GO
  8.05%, 12/01/32(a)                               750          812,085
-----------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2;
  Limited Tax Series 2003 GO
  7.00%, 12/01/23(a)                               500          503,170
-----------------------------------------------------------------------
Castle Oaks Metropolitan District; Limited
  Tax Series 2005 GO
  6.00%, 12/01/25(a)                             1,000          993,540
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             1,500        1,489,635
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000 RB
  7.13%, 12/15/30(a)                             1,195        1,284,434
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Denver
  Arts School Project); Series 2003 RB
  8.00%, 05/01/34(a)                               500          534,985
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Excel
  Academy Project); Series 2003 RB
  7.30%, 12/01/11(a)(c)(d)                         570          649,338
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Knowledge Quest Project); Series
  2005 RB
  6.50%, 05/01/36(a)                               945          965,365
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Littleton Academy Building Project);
  Series 2002 RB
  6.00%, 01/15/22(a)                            $  500     $    528,265
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Refunding & Improvement
  Series 2004 RB (INS-XL Capital Assurance
  Inc.)
  5.25%, 08/15/24(a)(b)                            500          540,405
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Series 2001 RB
  7.63%, 08/15/11(a)(c)(d)                         500          611,970
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Pioneer Charter Project); Series
  2003 RB
  7.75%, 10/15/33(a)                               750          788,100
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Platte
  Academy Project); Series 2002 A RB
  7.25%, 03/01/10(a)(c)(d)                         500          567,670
-----------------------------------------------------------------------
  7.25%, 03/01/10(a)(c)(d)                         500          579,455
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Ridgeview Classical Schools
  Project); Series 2005 A RB (INS-XL Capital
  Assurance Inc.)
  5.50%, 08/15/25(a)(b)                            445          490,159
-----------------------------------------------------------------------
  5.50%, 08/15/35(a)(b)                            555          604,312
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-University Lab School Project);
  Series 2001 RB
  6.13%, 06/01/11(a)(c)(d)                         150          170,613
-----------------------------------------------------------------------
  6.25%, 06/01/11(a)(c)(d)                         500          571,900
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Academy Inc.
  Project); Refunding Series 2003 A RB
  7.00%, 11/01/23(a)                               500          547,885
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Science &
  Technology Project); Series 2004 RB
  5.00%, 12/01/13(a)                               750          776,865
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Heritage Christian
  School); Series 2004 A RB
  7.50%, 06/01/34(a)                             1,000        1,109,040
-----------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Hospital Series 2001 RB
  6.50%, 11/15/11(a)(c)(d)                         500          586,205
-----------------------------------------------------------------------
Conservatory Metropolitan District; Limited
  Tax Series 2003 GO
  7.50%, 12/01/27(a)                               750          814,477
-----------------------------------------------------------------------
Conservatory Metropolitan District; Limited
  Tax Series 2005 GO
  6.75%, 12/01/34(a)                               810          831,773
-----------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Refunding Health Care Series 2004 A RB
  6.25%, 12/01/33(a)                               500          538,195
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

COLORADO-(CONTINUED)

Denver West Metropolitan District; Unlimited
  Tax Series 2005 B GO
  5.25%, 12/01/30(a)                            $1,000     $  1,026,490
-----------------------------------------------------------------------
High Plains Metropolitan District; Limited
  Tax Series 2005 A GO
  6.25%, 12/01/35(a)                               750          756,660
-----------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose
  Inc.); Health Care Facilities Series 2003 A
  RB
  5.75%, 02/01/15(a)                               250          255,592
-----------------------------------------------------------------------
  6.75%, 02/01/22(a)                               200          205,824
-----------------------------------------------------------------------
  7.00%, 02/01/25(a)                               800          826,776
-----------------------------------------------------------------------
Neu Towne Metropolitan District; Limited Tax
  Series 2004 GO
  7.25%, 12/01/34(a)                               775          819,787
-----------------------------------------------------------------------
Piney Creek Village Metropolitan District;
  Limited Tax Series 2005 GO
  5.50%, 12/01/35(a)                             1,200        1,188,552
-----------------------------------------------------------------------
Riverdale Peaks II Metropolitan District;
  Unlimited Tax Series 2005 GO
  6.50%, 12/01/35(a)                             1,000        1,002,540
-----------------------------------------------------------------------
Saddle Rock South Metropolitan District No. 2
  (Mill Levy Obligation); Limited Tax Series
  2000 GO
  7.20%, 12/01/19(a)                               535          562,462
-----------------------------------------------------------------------
SBC Metropolitan District; Refunding
  Unlimited Tax Series 2005 GO (INS-ACA
  Financial Guaranty Corp.)
  5.00%, 12/01/29(a)(b)                            725          732,431
-----------------------------------------------------------------------
  5.00%, 12/01/34(a)(b)                          1,000        1,000,720
-----------------------------------------------------------------------
Serenity Ridge Metropolitan District No. 2;
  Limited Tax Series 2004 GO
  7.50%, 12/01/34(a)                               750          807,270
-----------------------------------------------------------------------
Southlands Metropolitan District No. 1;
  Unlimited Tax Series 2004 GO
  6.75%, 12/01/16(a)                               500          548,830
-----------------------------------------------------------------------
  7.13%, 12/01/34(a)                               500          547,515
-----------------------------------------------------------------------
Table Rock Metropolitan District; Limited Tax
  Series 2003 GO
  7.00%, 12/01/33(a)                               750          778,920
-----------------------------------------------------------------------
University of Northern Colorado; Refunding &
  Improvement Auxiliary Facilities System
  Series 2001 RB (INS-Ambac Assurance Corp.)
  5.00%, 06/01/23(a)(b)                          1,000        1,039,850
-----------------------------------------------------------------------
Wheatlands Metropolitan District No. 2;
  Limited Tax Series 2005 GO
  6.00%, 12/01/25(a)                               580          579,606
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             2,000        1,998,420
-----------------------------------------------------------------------
Wyndham Hill Metropolitan District No. 2;
  Limited Tax Series 2005 GO
  6.25%, 12/01/25(a)                               750          746,940
-----------------------------------------------------------------------
  6.38%, 12/01/35(a)                             1,000          995,240
=======================================================================
                                                             37,454,326
=======================================================================


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

DISTRICT OF COLUMBIA-0.78%

District of Columbia Tobacco Settlement
  Financing Corp.; Asset-Backed Series 2001
  RB
  6.25%, 05/15/24(a)                            $  500     $    538,585
-----------------------------------------------------------------------
  6.50%, 05/15/33(a)                             1,785        2,093,680
=======================================================================
                                                              2,632,265
=======================================================================

FLORIDA-6.78%

Concorde Estates Community Development
  District; Capital Improvement Series 2004 B
  RB
  5.00%, 05/01/11(a)                               500          503,005
-----------------------------------------------------------------------
Cory Lakes Community Development District;
  Special Assessment Series 2001 A GO
  8.38%, 05/01/17(a)                               435          492,842
-----------------------------------------------------------------------
Cory Lakes Community Development District;
  Special Assessment Series 2001 B GO
  8.38%, 05/01/17(a)                               280          293,280
-----------------------------------------------------------------------
Cypress Lakes Community Development District;
  Special Assessment Series 2004 A RB
  6.00%, 05/01/34(a)                               625          650,606
-----------------------------------------------------------------------
East Homestead Community Development
  District; Special Assessment Series 2005 GO
  5.45%, 11/01/36(a)                               875          883,015
-----------------------------------------------------------------------
Fishhawk Community Development District;
  Special Assessment Series 1996 GO
  7.63%, 05/01/06(a)(c)(d)                         780          814,640
-----------------------------------------------------------------------
Fishhawk Community Development District II;
  Special Assessment Series 2003 B RB
  5.00%, 11/01/07(a)                               100          100,892
-----------------------------------------------------------------------
Islands at Doral Southwest Community
  Development District; Special Assessment
  Series 2003 GO
  6.38%, 05/01/35(a)                               500          537,590
-----------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Cypress Cove at HealthPark);
  Health Care Facilities Series 2002 A IDR
  6.75%, 10/01/32(a)                             1,250        1,307,275
-----------------------------------------------------------------------
Lucaya Community Development District;
  Capital Improvement Special Assessment
  Series 2005 RB
  5.38%, 05/01/35(a)                             1,000        1,005,160
-----------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Hospital Series 2001 A RB
  6.70%, 11/15/19(a)                             1,000        1,098,330
-----------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Refunding Hospital Series 2004 RB
  6.75%, 11/15/29 (Acquired 04/26/04; Cost
  $482,320)(a)(e)                                  500          557,435
-----------------------------------------------------------------------
Midtown Miami Community Development District
  (Parking Garage Project); Special
  Assessment Series 2004 A RB
  6.00%, 05/01/24(a)                             1,000        1,065,830
-----------------------------------------------------------------------
  6.25%, 05/01/37(a)                             1,000        1,065,150
-----------------------------------------------------------------------
Mount Dora (City of) Health Facilities
  Authority (Waterman Village Project);
  Refunding Series 2004 A RB
  5.75%, 08/15/18(a)                               750          755,632
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Adventist Health System);
  Hospital Series 2002 RB
  5.63%, 11/15/32(a)                            $1,065     $  1,139,561
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Orlando Lutheran Towers, Inc.);
  Refunding Health Care Facilities Series
  2005 RB
  5.38%, 07/01/20(a)                             1,100        1,095,468
-----------------------------------------------------------------------
  5.70%, 07/01/26(a)                             1,000        1,001,900
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities, Inc. Project); VRD Series 1998
  RB
  (LOC-Bank of America, N.A.) 2.80%,
  11/01/28(f)(g)                                 3,374        3,374,000
-----------------------------------------------------------------------
Poinciana Community Development District;
  Special Assessment Series 2000 A RB
  7.13%, 05/01/31(a)                             1,000        1,069,720
-----------------------------------------------------------------------
Principal One Community Development District;
  Special Assessment Series 2005 GO
  5.65%, 05/01/35(a)                               655          661,458
-----------------------------------------------------------------------
Reunion East Community Development District;
  Special Assessment Series 2002 A RB
  7.38%, 05/01/33(a)                             1,000        1,119,640
-----------------------------------------------------------------------
Seven Oaks Community Development District II;
  Special Assessment Series 2003 B RB
  5.30%, 11/01/08(a)                               110          110,828
-----------------------------------------------------------------------
Urban Orlando Community Development District;
  Capital Improvement Special Assessment
  Series 2001 A RB
  6.95%, 05/01/33(a)                             1,000        1,087,550
-----------------------------------------------------------------------
Urban Orlando Community Development District;
  Capital Improvement Special Assessment
  Series 2004 RB
  6.25%, 05/01/34(a)                             1,000        1,072,570
=======================================================================
                                                             22,863,377
=======================================================================

GEORGIA-2.28%

Atlanta (City of) (Atlantic Station Project);
  Tax Allocation Series 2001 GO
  7.75%, 12/01/14(a)                               750          814,702
-----------------------------------------------------------------------
  7.90%, 12/01/24(a)                               750          813,937
-----------------------------------------------------------------------
Atlanta (City of) (Eastside Project); Tax
  Allocation Series 2005 B GO
  5.40%, 01/01/20(a)                             1,000        1,002,540
-----------------------------------------------------------------------
  5.60%, 01/01/30(a)                             2,000        2,015,800
-----------------------------------------------------------------------
Fulton (County of) Residential Care
  Facilities Authority (Canterbury Court
  Project); Series 2004 A RB
  6.13%, 02/15/26(a)                               500          521,150
-----------------------------------------------------------------------
  6.13%, 02/15/34(a)                               200          205,312
-----------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Solid Waste
  Disposal Series 1993 IDR
  7.50%, 01/01/26(a)(h)                          1,500        1,522,530
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
GEORGIA-(CONTINUED)

Savannah (City of) Economic Development
  Authority (Marshes of Skidaway); First
  Mortgage Series 2003 A RB
  7.40%, 01/01/24(a)                            $  750     $    786,675
=======================================================================
                                                              7,682,646
=======================================================================

ILLINOIS-4.66%

Chicago (City of) (Chatham Ridge
  Redevelopment Project); Tax Increment
  Allocation Series 2002 GO
  5.95%, 12/15/12(a)                               275          292,592
-----------------------------------------------------------------------
  6.05%, 12/15/13(a)                               475          509,024
-----------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Special Assessment Series 2003 RB
  6.63%, 12/01/22(a)                               500          545,760
-----------------------------------------------------------------------
  6.75%, 12/01/32(a)                               500          544,995
-----------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); VRD Series 1996 RB (LOC-Northern
  Trust Co.)
  2.80%, 08/01/26(f)(g)                            794          794,000
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Beacon
  Hill); Refunding Series 2005 A RB
  5.15%, 02/15/13(a)                               655          662,087
-----------------------------------------------------------------------
  5.25%, 02/15/14(a)                               300          302,346
-----------------------------------------------------------------------
  5.35%, 02/15/15(a)                               225          227,218
-----------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Friendship Village Schaumburg); Series
  2005 A RB
  5.38%, 02/15/25(a)                             1,000        1,011,310
-----------------------------------------------------------------------
  5.63%, 02/15/37(a)                             1,000        1,013,380
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement
  Center);
  Series 1999 A RB
  6.25%, 09/01/14(a)                               500          520,425
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Hillside Village
  Project); Series 2001 A RB
  7.38%, 08/15/31(a)                             1,000        1,079,920
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish American Hospital);
  Series 2000 RB
  6.88%, 05/15/10(a)(c)(d)                         690          790,685
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Villa St. Benedict); Series 2003
  A-1 RB
  6.90%, 11/15/33(a)                               500          539,345
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 2003 A RB
  7.00%, 11/15/32(a)                               800          834,072
-----------------------------------------------------------------------
Lincolnshire (Village of) Special Service
  Area No. 1 (Sedgebrook Project); Special
  Tax Series 2004 GO
  5.00%, 03/01/11(a)                               520          534,752
-----------------------------------------------------------------------
  6.25%, 03/01/34(a)                               750          801,712
-----------------------------------------------------------------------
Lombard (City of) Public Facilities Corp.;
  First Tier Conference Center & Hotel Series
  2005 A-1 RB
  6.38%, 01/01/15(a)                               750          754,537
-----------------------------------------------------------------------
  7.13%, 01/01/36(a)                             2,500        2,558,550
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB (INS-MBIA
  Insurance Corp.)
  5.00%, 12/15/28(a)(b)                         $1,250     $  1,300,912
-----------------------------------------------------------------------
St. Charles (City of) (Tri-City Center
  Associates Ltd. Project); Series 1993 IDR
  (LOC-Old Kent Bank)
  7.50%, 11/01/13(a)(g)                             80           79,995
=======================================================================
                                                             15,697,617
=======================================================================

INDIANA-0.31%

Petersburg (City of) (Indiana Power & Light
  Co.); Refunding Series 1991 PCR
  5.75%, 08/01/21(a)                             1,000        1,052,400
=======================================================================

IOWA-1.68%

Des Moines (City of) (Luther Park Apartments
  Inc. Project); Sr. Housing Series 2004 RB
  6.00%, 12/01/23(a)                               500          513,425
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Friendship
  Haven Project); Retirement Community Series
  2004 A RB
  6.13%, 11/15/32(a)                               500          508,225
-----------------------------------------------------------------------
Marion (City of) (Village Place at Marion
  Project); Multifamily Housing Series 2005 A
  RB
  6.00%, 09/01/35(a)                               400          398,764
-----------------------------------------------------------------------
Polk (County of) (Luther Park Health Center
  Inc. Project); Health Care Facilities
  Series 2003 RB
  6.50%, 10/01/20(a)                               750          774,810
-----------------------------------------------------------------------
Polk (County of) (Luther Park Health Center
  Inc. Project); Health Care Facilities
  Series 2004 RB
  6.00%, 10/01/24(a)                               290          296,980
-----------------------------------------------------------------------
  6.15%, 10/01/36(a)                               600          609,186
-----------------------------------------------------------------------
Scott (County of) (Ridgecrest Village
  Project); Refunding Series 2004 RB
  4.75%, 11/15/12(a)                               750          739,410
-----------------------------------------------------------------------
  5.63%, 11/15/18(a)                             1,000        1,036,010
-----------------------------------------------------------------------
Scott (County of) (Ridgecrest Village
  Project); Series 2000 A RB
  7.25%, 11/15/26(a)                               750          802,387
=======================================================================
                                                              5,679,197
=======================================================================

KANSAS-1.44%

Hutchinson (City of) (Wesley Towers, Inc.);
  Refunding & Improvement Health Care
  Facilities Series 1999 A RB
  6.25%, 11/15/19(a)                               750          770,280
-----------------------------------------------------------------------
Olathe (City of) (Aberdeen Village, Inc.);
  Refunding Senior Living Facility Series
  2005 A RB
  5.60%, 05/15/28(a)                             1,500        1,514,295
-----------------------------------------------------------------------
Overland Park Development Corp. (Overland
  Park Convention Center Hotel Project);
  First Tier Series 2001 A RB
  7.38%, 01/01/32(a)                             1,500        1,637,115
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
KANSAS-(CONTINUED)

Roeland Park (City of) (Roeland Park
  Redevelopment, LLC Project); Special
  Obligations Tax Increment Allocation Series
  2005 RB
  5.75%, 08/01/24(a)                            $  920     $    922,999
=======================================================================
                                                              4,844,689
=======================================================================

KENTUCKY-0.26%

Jefferson (County of) (Beverly Enterprises,
  Inc. Project); Refunding Health Facilities
  Series 1999 RB
  5.88%, 08/01/07(a)                               195          195,092
-----------------------------------------------------------------------
Kentucky (State of) Economic Development
  Finance Authority (Christian Church Homes
  of Kentucky, Inc.); Health Care Facilities
  Series 1998 RB
  5.50%, 11/15/30(a)                               700          689,927
=======================================================================
                                                                885,019
=======================================================================

MAINE-0.15%

Maine (State of) Turnpike Authority; Turnpike
  Series 2003 RB (INS-Ambac Assurance Corp.)
  5.00%, 07/01/33(a)(b)                            500          520,460
=======================================================================

MARYLAND-2.46%

Annapolis (City of) (Park Place Project);
  Special Obligations Series 2005 A RB
  5.35%, 07/01/34(a)                             2,000        2,017,900
-----------------------------------------------------------------------
Anne Arundel (County of) (Parole Town Center
  Project); Tax Increment Allocation
  Financing Series 2002 RB
  5.00%, 07/01/12(a)                               300          309,249
-----------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor
  Project); Special Obligation Series 2003 RB
  7.00%, 07/01/33(a)                               968        1,064,568
-----------------------------------------------------------------------
Howard (County of); Retirement Community
  Series 2000 A RB
  7.88%, 05/15/10(a)(c)(d)                         780          946,296
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Medstar
  Health); Refunding Series 2004 RB
  5.50%, 08/15/33(a)                             1,250        1,297,850
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Union
  Hospital Cecil County); Series 2005 RB
  5.00%, 07/01/35(a)                               500          510,400
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000 RB
  6.75%, 07/01/30(a)                             1,000        1,130,940
-----------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Our Lady of Good
  Counsel High School Facility); Series 2005
  A RB
  6.00%, 05/01/35(a)                             1,000        1,027,660
=======================================================================
                                                              8,304,863
=======================================================================

MASSACHUSETTS-0.95%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B RB
  7.50%, 12/01/10(a)(c)(d)                         500          596,790
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House,
  Inc.); Refunding Series 1999 A RB
  6.88%, 01/01/29(a)                            $  500     $    503,075
-----------------------------------------------------------------------
Massachusetts (State of) School Building
  Authority; Dedicated Sales Tax Series 2005
  A RB (INS-MBIA Insurance Corp.)
  5.00%, 08/15/27(a)(b)                          2,000        2,109,800
=======================================================================
                                                              3,209,665
=======================================================================

MICHIGAN-5.16%

Chandler Park Academy; Michigan Public School
  Academy Series 2005 RB
  5.13%, 11/01/30(a)                             1,050        1,041,904
-----------------------------------------------------------------------
Detroit Community High School; Michigan
  Public School Academy Series 2005 RB
  5.65%, 11/01/25(a)                             1,485        1,478,733
-----------------------------------------------------------------------
  5.75%, 11/01/30(a)                             1,000        1,001,840
-----------------------------------------------------------------------
Gaylord (City of) Hospital Finance Authority
  (Otsego Memorial Hospital Association);
  Refunding Limited Obligation Series 2004 RB
  6.50%, 01/01/31(a)                               700          723,492
-----------------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System, Inc.);
  Refunding Series 1999 RB
  5.88%, 10/01/16(a)                               920          941,206
-----------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 A RB
  5.25%, 07/01/30(a)                             1,000        1,019,010
-----------------------------------------------------------------------
  5.75%, 07/01/25(a)                               500          533,760
-----------------------------------------------------------------------
Mecosta (County of) General Hospital;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 05/15/18(a)                               500          513,015
-----------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Chelsea Community Hospital
  Obligated Group); Series 2005 RB
  5.00%, 05/15/30(a)                               855          852,555
-----------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Marquette General Hospital
  Obligation Group); Series 2005 A RB
  5.00%, 05/15/34(a)                             1,140        1,141,664
-----------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Presbyterian Village); Refunding
  Series 2005 RB
  4.88%, 11/15/16(a)                               685          674,567
-----------------------------------------------------------------------
  5.25%, 11/15/25(a)                               450          448,587
-----------------------------------------------------------------------
  5.50%, 11/15/35(a)                               750          755,295
-----------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (YMCA Service Learning Academy Project);
  Public School Academy Facilities Program
  Series 2001 RB
  7.63%, 10/01/21(a)                               700          762,531
-----------------------------------------------------------------------
  7.75%, 10/01/31(a)                               500          545,055
-----------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Refunding
  Limited Obligation Series 2001 C PCR
  5.45%, 09/01/29(a)                               500          525,695
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Summit Academy North; Refunding Michigan
  Public School Academy Series 2005 RB
  5.35%, 11/01/25(a)                            $  500     $    491,525
-----------------------------------------------------------------------
  5.50%, 11/01/30(a)                             2,500        2,476,400
-----------------------------------------------------------------------
Wenonah Park Properties, Inc. (Bay City
  Hotel); Series 2002 RB
  7.50%, 04/01/33(a)                             1,000          952,160
-----------------------------------------------------------------------
  7.88%, 04/01/22(a)                               500          503,375
=======================================================================
                                                             17,382,369
=======================================================================

MINNESOTA-11.08%

Apple Valley (City of) Economic Development
  Authority (Evercare Senior Living LLC
  Projects); Health Care Series 2005 A RB
  6.13%, 06/01/35(a)                             2,240        2,208,125
-----------------------------------------------------------------------
Buhl (City of) (Forest Health Services
  Project); Nursing Home Series 2003 A RB
  6.40%, 08/01/23(a)                               575          592,422
-----------------------------------------------------------------------
  6.75%, 08/01/27(a)                               500          522,715
-----------------------------------------------------------------------
Cloquet (City of) (HADC Cloquet LLC Project);
  Refunding Housing Facilities Series 2005 A
  RB
  5.00%, 08/01/20(a)                               575          574,362
-----------------------------------------------------------------------
  5.50%, 08/01/25(a)                             1,035        1,048,714
-----------------------------------------------------------------------
  5.88%, 08/01/35(a)                               865          877,655
-----------------------------------------------------------------------
Cold Spring (City of) (Assumption Home,
  Inc.); Nursing Home & Senior Housing Series
  2005 RB
  5.50%, 03/01/25(a)                               425          432,323
-----------------------------------------------------------------------
  5.75%, 03/01/35(a)                               600          605,832
-----------------------------------------------------------------------
Cuyana Range Hospital District; Health
  Facilities Series 2005 RB
  5.20%, 06/01/25(a)                               400          400,876
-----------------------------------------------------------------------
  5.50%, 06/01/35(a)                             1,000        1,005,130
-----------------------------------------------------------------------
Duluth (City of) Economic Development
  Authority (Benedictine Health System-St.
  Mary's Duluth Clinic); Health Care
  Facilities Series 2004 RB
  5.25%, 02/15/33(a)                             1,500        1,554,315
-----------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project); Health Care Facilities
  Series 2002 A RB
  6.63%, 12/01/22(a)                               250          267,140
-----------------------------------------------------------------------
  6.63%, 12/01/30(a)                               250          263,205
-----------------------------------------------------------------------
Fairmont (City of) (Homestead-GEAC Project);
  Housing Facilities Series 2002 A-1 RB
  7.25%, 04/01/22(a)                               915          927,737
-----------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project); Health Care Facilities
  Series 2001 RB
  7.40%, 04/01/11(a)(c)(d)                         250          296,140
-----------------------------------------------------------------------
  7.50%, 04/01/11(a)(c)(d)                         500          594,740
-----------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project); Health Care Facilities
  Series 2005 RB
  5.00%, 04/01/31(a)                             1,000          995,710
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

MINNESOTA-(CONTINUED)

Maplewood (City of) (Volunteers of America
  Care Center Project); Health Care
  Facilities Series 2005 A RB
  5.00%, 10/01/13(a)                            $  775     $    771,063
-----------------------------------------------------------------------
  5.25%, 10/01/19(a)                             1,250        1,232,700
-----------------------------------------------------------------------
  5.38%, 10/01/24(a)                             2,500        2,441,000
-----------------------------------------------------------------------
Minneapolis (City of) (Shelter Care
  Foundation); Health Care Facilities Series
  1999 A RB
  6.00%, 04/01/10(a)                               635          631,304
-----------------------------------------------------------------------
Minneapolis (City of) (Village at St. Anthony
  Falls Project); Refunding Tax Increment
  Series 2004 GO
  5.75%, 02/01/27(a)                               605          607,928
-----------------------------------------------------------------------
Moorhead (City of) Economic Development
  Authority (Eventide Catered Living Facility
  Project); Refunding Multifamily Housing
  Series 1998 A RB
  6.00%, 06/01/18(a)                               500          500,295
-----------------------------------------------------------------------
Northwest Multi-County Housing &
  Redevelopment Authority (Pooled Housing
  Program); Refunding Governmental Housing
  Series 2005 A RB
  5.35%, 07/01/15(a)                                70           70,020
-----------------------------------------------------------------------
  6.20%, 07/01/30(a)                             2,000        1,991,000
-----------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project);
  Refunding Senior Housing Series 2004 RB
  6.00%, 04/01/24(a)                             1,000        1,046,970
-----------------------------------------------------------------------
Ramsey (City of) (Pact Charter School
  Project); Lease Series 2004 A RB
  6.50%, 12/01/22(a)                               925          941,631
-----------------------------------------------------------------------
  6.75%, 12/01/33(a)                               150          152,778
-----------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
  Project); Health Care & Housing Series 2003
  A RB
  5.38%, 08/01/12(a)                               165          169,302
-----------------------------------------------------------------------
  5.50%, 08/01/13(a)                               195          199,869
-----------------------------------------------------------------------
  6.25%, 08/01/19(a)                             1,100        1,141,789
-----------------------------------------------------------------------
Shakopee (City of) (St. Francis Regional
  Medical Center); Health Care Facilities
  Series 2004 RB
  5.25%, 09/01/34(a)                               500          514,665
-----------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Multifamily Housing Series 2002
  RB
  7.00%, 10/01/23(a)(h)                            495          507,890
-----------------------------------------------------------------------
  7.45%, 10/01/32(a)(h)                            155          162,085
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Lease Series 2001 A RB
  7.38%, 12/01/19(a)                               900          954,936
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Gillette Children's Specialty);
  Health Care Series 2005 RB
  5.00%, 02/01/15(a)                               200          203,572
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (New Spirit Charter School);
  Lease Series 2002 A RB
  7.50%, 12/01/31(a)                               890          908,459
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority; Refunding Lease Series 2005 RB
  6.50%, 01/01/22(a)                            $1,620     $  1,620,373
-----------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson
  Kellogg Project); Hotel Facility Series
  1999 2 RB
  7.38%, 08/01/29(a)                             1,225        1,283,775
-----------------------------------------------------------------------
Stillwater (City of) (Health System
  Obligation Group); Health Care Series 2005
  RB
  4.50%, 06/01/28(a)                             1,000          968,180
-----------------------------------------------------------------------
  5.00%, 06/01/25(a)                             1,500        1,554,015
-----------------------------------------------------------------------
  5.00%, 06/01/35(a)                             1,000        1,019,120
-----------------------------------------------------------------------
Vadnais Heights (City of) (Agriculture & Food
  Sciences); Lease Series 2004 A RB
  6.38%, 12/01/24(a)                               900          900,612
-----------------------------------------------------------------------
  6.60%, 12/01/34(a)                               275          274,791
-----------------------------------------------------------------------
Virginia (City of) Housing & Redevelopment
  Authority; Health Care Facility Lease
  Series 2005 RB
  5.38%, 10/01/30(a)                               365          374,213
-----------------------------------------------------------------------
Woodbury (City of) (Math & Science Academy
  Project); Refunding Lease Series 2002 A RB
  7.38%, 12/01/24(a)                               250          260,432
-----------------------------------------------------------------------
  7.50%, 12/01/31(a)                               750          780,352
=======================================================================
                                                             37,352,260
=======================================================================

MISSOURI-5.07%

370/Missouri Bottom Road/Tussing Road
  Transportation Development District; Series
  2002 RB
  7.00%, 05/01/22(a)                               750          818,235
-----------------------------------------------------------------------
  7.20%, 05/01/33(a)                               500          545,540
-----------------------------------------------------------------------
Branson (City of) Industrial Development
  Authority (Branson Landing-Retail Project);
  Tax Increment Allocation Series 2005 GO
  5.25%, 06/01/21(a)                             1,500        1,497,510
-----------------------------------------------------------------------
Brentwood (City of) (Brentwood Square
  Project); Refunding & Improvement Tax
  Increment Allocation Series GO
  4.50%, 05/01/22(a)                               850          841,151
-----------------------------------------------------------------------
Des Peres (City of) (West County Center
  Project); Refunding Tax Increment
  Allocation Series 2002 A RB
  5.75%, 04/15/20(a)                             1,000        1,027,630
-----------------------------------------------------------------------
Desloge (City of) (U.S. Highway 67/State
  Street Redevelopment Project); Refunding
  Tax Increment Allocation Series 2005 GO
  5.20%, 04/15/20(a)                             1,000        1,004,080
-----------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Refunding & Improvement Tax Increment
  Series 2001 A RB
  7.00%, 10/01/21(a)                             1,050        1,135,071
-----------------------------------------------------------------------
Hanley Road & North of Folk Ave.
  Transportation District; Series 2005 RB
  5.00%, 10/01/25(a)                             1,000          997,490
-----------------------------------------------------------------------
  5.40%, 10/01/31(a)                               750          750,127
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

MISSOURI-(CONTINUED)

Kansas City (City of) Industrial Development
  Authority (The Bishop Spencer Place, Inc.);
  First Mortgage Health Care Facilities
  Series 2004 A IDR
  6.25%, 01/01/24(a)                            $  500     $    522,800
-----------------------------------------------------------------------
Maplewood (City of) (Maplewood South
  Redevelopment Area); Refunding Tax
  Increment Series 2005 RB
  5.20%, 11/01/22(a)                               500          497,455
-----------------------------------------------------------------------
  5.75%, 11/01/26(a)                             1,350        1,353,240
-----------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities (Senior Living
  Facilities-Lutheran Senior Services);
  Series 2005 A RB
  5.38%, 02/01/35(a)                             2,000        2,075,660
-----------------------------------------------------------------------
Richmond Heights (City of) (Francis Place
  Redevelopment Project); Refunding &
  Improvement Tax Increment & Transportation
  Sales Tax Series 2005 RB
  5.63%, 11/01/25(a)                               750          755,700
-----------------------------------------------------------------------
St. Joseph (City of) Industrial Development
  Authority (The Shoppes at North Village
  Project); Tax Increment Allocation
  Series 2005 A IDR
  5.25%, 11/01/13(a)                               500          516,770
-----------------------------------------------------------------------
  5.38%, 11/01/24(a)                               500          495,560
-----------------------------------------------------------------------
  5.50%, 11/01/27(a)                               750          750,225
-----------------------------------------------------------------------
St. Joseph (City of) Industrial Development
  Authority (The Shoppes at North Village
  Project); Tax Increment Allocation Series
  2005 B RB
  5.38%, 11/01/23(a)                               500          493,995
-----------------------------------------------------------------------
  5.50%, 11/01/27(a)                             1,000        1,000,300
=======================================================================
                                                             17,078,539
=======================================================================

MONTANA-0.67%

Montana (State of) Facility Finance Authority
  (Bozeman Deaconess Health Services); Health
  Care Facilities Series 2005 RB
  4.50%, 06/01/30(a)                             1,000          956,850
-----------------------------------------------------------------------
  4.50%, 06/01/35(a)                               250          236,300
-----------------------------------------------------------------------
Montana (State of) Facility Finance Authority
  (Marias Medical Center); Master Loan
  Program Health Care Facilities Series 2005
  A RB
  5.00%, 01/01/28(a)                               750          760,470
-----------------------------------------------------------------------
Montana (State of) Facility Finance Authority
  (Montana Children's Home); Master Loan
  Program Heath Care Facilities Series 2005 B
  RB
  4.75%, 01/01/24(a)                               310          313,447
=======================================================================
                                                              2,267,067
=======================================================================

NEVADA-1.05%

Boulder City (City of) (Boulder City Hospital
  Inc. Project); Refunding Hospital Series
  1998 RB
  5.85%, 01/01/22(a)                             1,000        1,002,130
-----------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Refunding Series 1992 C IDR
  7.20%, 10/01/22(a)                               550          558,250
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
NEVADA-(CONTINUED)

Clark (County of) (Southwest Gas Corp.
  Project); Series 2005 A IDR (INS-Ambac
  Assurance Corp.)
  4.85%, 10/01/35(a)(b)(h)                      $  250     $    250,195
-----------------------------------------------------------------------
Las Vegas Valley Water District; Refunding &
  Water Improvement Limited Tax Series 2003 A
  GO (INS-Financial Guaranty Insurance Co.)
  5.00%, 06/01/32(a)(b)                          1,150        1,189,042
-----------------------------------------------------------------------
University and Community College System of
  Nevada; Universities Series 2002 A RB
  (INS-Financial Guaranty Insurance Co.)
  5.40%, 07/01/31(a)(b)                            500          530,020
=======================================================================
                                                              3,529,637
=======================================================================

NEW HAMPSHIRE-0.80%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A RB
  6.88%, 10/01/19(a)                             1,050        1,114,564
-----------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (The Huntington at
  Nashua); Series 2003 A RB
  6.88%, 05/01/23(a)                               750          794,625
-----------------------------------------------------------------------
  6.88%, 05/01/33(a)                               750          786,682
=======================================================================
                                                              2,695,871
=======================================================================

NEW JERSEY-2.85%

New Jersey (State of) Economic Development
  Authority (Arbor); Senior Mortgage Series
  1998 A RB
  5.88%, 05/15/16(a)                               120          123,586
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Cedar Crest Village, Inc.
  Facility); Retirement Community Series 2001
  A RB
  7.25%, 11/15/21(a)                               500          548,195
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facility Series 2000 RB
  7.00%, 11/15/30(a)(h)                            500          435,530
-----------------------------------------------------------------------
  7.20%, 11/15/30(a)(h)                            425          379,172
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facility Series 2003 RB
  9.00%, 06/01/33(a)(h)                            500          521,570
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Lions Gate Project); First
  Mortgage Series 2005 A RB
  5.00%, 01/01/15(a)                               825          830,404
-----------------------------------------------------------------------
  5.75%, 01/01/25(a)                               710          723,703
-----------------------------------------------------------------------
  5.88%, 01/01/37(a)                             1,360        1,392,300
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Living Center
  Project); First Mortgage Series 2001 RB
  8.00%, 04/01/23(a)                               800          862,560
-----------------------------------------------------------------------
  8.00%, 04/01/31(a)                               500          536,225
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

NEW JERSEY-(CONTINUED)

New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/14(a)                            $   50     $     52,747
-----------------------------------------------------------------------
  7.25%, 07/01/27(a)                             1,750        1,800,575
-----------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority; Transportation System
  Series 2005 B RB (INS-Ambac Assurance
  Corp.)
  5.25%, 12/15/22(a)(b)                            500          566,435
-----------------------------------------------------------------------
  5.25%, 12/15/23(a)(b)                            750          843,300
=======================================================================
                                                              9,616,302
=======================================================================

NEW YORK-3.16%

Albany (County of) Industrial Development
  Agency (Albany College of Pharmacy);
  Series 2004 A IDR
  5.38%, 12/01/24(a)                               400          418,964
-----------------------------------------------------------------------
Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Civic
  Facility Series 2000 IDR
  8.55%, 11/15/32(a)                             1,000        1,086,920
-----------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Mount Sinai NYU Health Obligated Group);
  Series 2000 A RB
  5.50%, 07/01/26(a)                               500          507,535
-----------------------------------------------------------------------
New York City (City of) Industrial
  Development Agency (Liberty-7 World Trade
  Center); Series 2005 A IDR
  6.25%, 03/01/15(a)                             3,000        3,215,040
-----------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project);
  Refunding Solid Waste Disposal Facility
  Series 1998 IDR
  7.00%, 11/01/30(a)(h)                          2,000        2,098,940
-----------------------------------------------------------------------
Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Civic Facility Series 2001 C IDR
  7.00%, 08/01/31(a)                               550          583,572
-----------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High-Voltage Electronics
  Corp. Facility); Series 1997 A IDR
  6.38%, 12/01/17(a)(h)                            350          345,222
-----------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home of Central New York,
  Inc.); First Mortgage Series 2001 A IDR
  7.38%, 03/01/21(a)                               350          376,722
-----------------------------------------------------------------------
  7.38%, 03/01/31(a)                               500          536,735
-----------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Continuing Care Retirement
  Series 2000 A IDR
  7.00%, 07/01/21(a)                               600          645,090
-----------------------------------------------------------------------
  7.38%, 07/01/30(a)                               500          538,155
-----------------------------------------------------------------------
Westchester Tobacco Asset Securitization
  Corp.; Tobacco Settlement Asset-Backed
  Series 2005 RB
  5.00%, 06/01/26(a)                               300          302,958
=======================================================================
                                                             10,655,853
=======================================================================


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

NORTH CAROLINA-1.07%

North Carolina (State of) Medical Care
  Commission (Arbor Acres United Methodist
  Retirement Community, Inc. Project); First
  Mortgage Health Care Facilities Series 2002
  RB
  6.38%, 03/01/32(a)                            $  500     $    525,555
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Forest at Duke Project); First
  Mortgage Retirement Facilities Series 2002
  RB
  6.38%, 09/01/32(a)                               250          264,865
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (United Church Homes and
  Services); Refunding First Mortgage
  Retirement Facilities Series 2005 A RB
  5.25%, 09/01/21(a)                             1,000        1,020,500
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (United Methodist); Refunding
  First Mortgage Retirement Facilities Series
  2005 C RB
  5.25%, 10/01/24(a)                               750          768,180
-----------------------------------------------------------------------
  5.50%, 10/01/32(a)                             1,000        1,028,670
=======================================================================
                                                              3,607,770
=======================================================================

NORTH DAKOTA-0.37%

Dickinson (City of) (St Luke's Home Project);
  Refunding Congregate Housing Series 2005 A
  RB
  5.00%, 05/01/20(a)                               170          169,383
-----------------------------------------------------------------------
  5.10%, 05/01/22(a)                               365          363,409
-----------------------------------------------------------------------
Grand Forks (City of) (4000 Valley Square
  Project); Special Term Senior Housing
  Series 1997 RB
  6.38%, 12/01/34(a)                               725          729,720
=======================================================================
                                                              1,262,512
=======================================================================

OHIO-2.44%

Adams (County of) (Adams County Hospital
  Project); Hospital Facilities Improvement
  Series 2005 RB
  5.00%, 09/01/07(a)                               340          340,354
-----------------------------------------------------------------------
  5.25%, 09/01/08(a)                               355          355,554
-----------------------------------------------------------------------
  5.50%, 09/01/09(a)                               375          375,765
-----------------------------------------------------------------------
  5.75%, 09/01/10(a)                               395          395,984
-----------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port
  Authority; Special Assessment Tax Increment
  Series 2001 RB
  7.35%, 12/01/31(a)                             1,000        1,081,510
-----------------------------------------------------------------------
Cuyahoga (County of) (Canton Inc. Project);
  Hospital Facilities Series 2000 RB
  7.50%, 01/01/30(a)                               750          840,158
-----------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian
  Retirement Services); Health Care
  Facilities Improvement Series 2005 A RB
  5.00%, 07/01/26(a)                               350          353,469
-----------------------------------------------------------------------
  5.13%, 07/01/35(a)                             1,250        1,260,875
-----------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian
  Retirement Services); Health Care
  Facilities Series 2001 A RB
  7.13%, 07/01/29(a)                               500          551,945
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

OHIO-(CONTINUED)

Lucas (County of) (Sunset Retirement
  Communities); Refunding & Improvement
  Health Care Facilities Series 2000 A RB
  6.50%, 08/15/20(a)                            $  500     $    530,355
-----------------------------------------------------------------------
  6.55%, 08/15/24(a)                               500          530,310
-----------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Refunding Hospital Improvement
  Series 1998 RB
  6.25%, 08/01/08(a)(c)(d)                         590          601,269
-----------------------------------------------------------------------
Toledo (City of) & Lucas (County of) Port
  Authority (St. Mary Woods Project); Series
  2004 A RB
  6.00%, 05/15/24(a)                               500          508,420
-----------------------------------------------------------------------
  6.00%, 05/15/34(a)                               500          504,165
=======================================================================
                                                              8,230,133
=======================================================================

OKLAHOMA-0.20%

Oklahoma (State of) Development Finance
  Authority (Comanche County Hospital
  Project); Series 2002 B RB
  6.60%, 07/01/31(a)                               625          688,400
=======================================================================

OREGON-1.00%

Clackamas (County of) Hospital Facility
  Authority (Gross-Willamette Falls Project);
  Refunding Series 2005 RB
  5.13%, 04/01/26(a)                             1,000          993,100
-----------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Oregon Baptist Retirement Homes); Series
  1996 RB
  8.00%, 11/15/26(a)                               745          772,885
-----------------------------------------------------------------------
Yamhill (County of) Hospital Authority
  (Friendsview Retirement Community); Series
  2003 RB
  7.00%, 12/01/21(a)                             1,555        1,618,771
=======================================================================
                                                              3,384,756
=======================================================================

PENNSYLVANIA-5.57%

Allegheny (County of) Hospital Development
  Authority (Villa Saint Joseph of Baden);
  Health Care Facilities Series 1998 RB
  6.00%, 08/15/28(a)                               500          496,270
-----------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Propel Schools-Homestead
  Project); Charter School Series 2004 A IDR
  7.00%, 12/15/15(a)                               780          809,609
-----------------------------------------------------------------------
Allegheny (County of) Redevelopment Authority
  (Pittsburgh Mills Project); Tax Allocation
  Series 2004 RB
  5.10%, 07/01/14(a)                               500          516,900
-----------------------------------------------------------------------
  5.60%, 07/01/23(a)                               500          520,245
-----------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A IDR
  6.90%, 01/01/22(a)                               500          531,130
-----------------------------------------------------------------------
  7.00%, 01/01/34(a)                               500          529,140
-----------------------------------------------------------------------
Chartiers Valley Industrial & Commercial
  Development Authority (Asbury Health
  Center); Refunding First Mortgage Series
  1999 IDR 6.38%, 12/01/19(a)                    1,000        1,038,840
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Clarion (County of) Industrial Development
  Authority (Beverly Enterprises, Inc.
  Project); Refunding Health Facilities
  Series 2001 IDR
  7.38%, 12/01/08(a)                            $  420     $    426,250
-----------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Senior Living Facilities Series 1999 RB
  6.25%, 08/15/29(a)                               750          776,843
-----------------------------------------------------------------------
Cumberland (County of) Industrial Development
  Authority (The Woods at Cedar Run
  Retirement Facility); Refunding First
  Mortgage
  Series 1998 A IDR
  6.50%, 11/01/18(a)(i)(j)                       1,000          342,320
-----------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.);
  Retirement Community Series 2002 A RB
  6.00%, 01/01/13(a)                               800          815,920
-----------------------------------------------------------------------
  7.13%, 01/01/25(a)                               700          767,256
-----------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Saint Anne's Home); Health Center Series
  1999 RB
  6.63%, 04/01/28(a)                               500          519,330
-----------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A IDR
  7.60%, 05/01/22(a)                               250          275,303
-----------------------------------------------------------------------
  7.63%, 05/01/31(a)                               500          547,670
-----------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Senior
  Care Obligated Group); Senior Health &
  Housing Facilities Series 2001 B IDR
  7.50%, 11/15/31(a)                             1,000        1,028,290
-----------------------------------------------------------------------
Lebanon (County of) Health Facilities
  Authority (Pleasant View Retirement);
  Health Center Series 2005 A RB
  5.30%, 12/15/26(a)                             1,000        1,001,870
-----------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); First
  Mortgage Series 2001 RB
  7.63%, 11/01/21(a)                               250          276,888
-----------------------------------------------------------------------
  7.75%, 11/01/33(a)                               750          824,573
-----------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A RB
  7.38%, 12/01/09(a)(c)(d)                       1,340        1,555,981
-----------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999 RB
  6.63%, 07/01/19(a)(i)(j)                       1,250          225,138
-----------------------------------------------------------------------
  6.75%, 07/01/29(a)(i)(j)                         460           82,745
-----------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Whitemarsh Continuing Care
  Retirement Community Project); Mortgage
  Series 2005 IDR
  6.25%, 02/01/35(a)                             1,000        1,048,890
-----------------------------------------------------------------------
North Penn (Region of) Health, Hospital &
  Education Authority (Maple Village
  Project); Hospital Series 2000 A RB
  8.00%, 04/01/10(a)(c)(d)                         300          354,078
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of) Economic Development
  Financing Authority (Northwestern Human
  Services, Inc. Project); Series 1998 A RB
  5.25%, 06/01/14(a)                            $1,000     $    991,020
-----------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association,
  Inc. Project at California University of
  Pennsylvania); Student Housing Series 2000
  A RB
  6.75%, 09/01/20(a)                               500          528,130
-----------------------------------------------------------------------
  6.75%, 09/01/32(a)                               320          336,147
-----------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Widener University);
  Series 2005 RB
  5.00%, 07/15/31(a)                             1,055        1,078,674
-----------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Cathedral Village Project);
  Series 2003 A IDR
  6.88%, 04/01/34(a)                               500          541,605
=======================================================================
                                                             18,787,055
=======================================================================

RHODE ISLAND-0.08%

Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 A RB
  6.13%, 06/01/32(a)                               240          254,830
=======================================================================

SOUTH CAROLINA-2.09%

South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.38%, 12/15/10(a)(c)(d)                         800          958,952
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Refunding Hospital Facilities
  Series 2003 A RB
  6.13%, 08/01/23(a)                             1,500        1,630,260
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (South Carolina
  Episcopal Home at Still Hopes Project);
  Residential Care Facilities Series 2004 A
  RB
  6.25%, 05/15/25(a)                               750          774,825
-----------------------------------------------------------------------
  6.38%, 05/15/32(a)                             1,250        1,301,150
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Westley Commons
  Project); First Mortgage Health Facilities
  Series 2000 RB
  7.75%, 10/01/15(a)                               700          776,468
-----------------------------------------------------------------------
  8.00%, 10/01/31(a)                               300          331,161
-----------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Tobacco Settlement Asset-Backed
  Series 2001 B RB
  6.38%, 05/15/28(a)                             1,170        1,262,617
=======================================================================
                                                              7,035,433
=======================================================================

SOUTH DAKOTA-0.47%

South Dakota (State of) Health & Educational
  Facilities Authority (Sioux Valley
  Hospitals & Health System); Series 2004 A
  RB
  5.25%, 11/01/27(a)                               500          524,245
-----------------------------------------------------------------------
  5.25%, 11/01/34(a)                               500          517,860
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
SOUTH DAKOTA-(CONTINUED)

South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community); Series 2003 RB
  5.65%, 09/01/23(a)                            $  500     $    528,670
=======================================================================
                                                              1,570,775
=======================================================================

TENNESSEE-0.87%

Davidson & Williamson (Counties of) (Harpeth
  Valley Utilities District); Utilities
  Improvement Series 2004 RB (INS-MBIA
  Insurance Corp.)
  5.00%, 09/01/34(a)(b)                          1,000        1,042,280
-----------------------------------------------------------------------
Johnson City (City of) Health & Educational
  Facilities Board (Appalachian Christian
  Village Project); Retirement Facilities
  Series 2004 A RB
  6.00%, 02/15/24(a)                               500          501,770
-----------------------------------------------------------------------
  6.25%, 02/15/32(a)                               350          358,673
-----------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Germantown
  Village); Residential Care Series 2003 A RB
  7.00%, 12/01/23(a)                             1,000        1,022,290
=======================================================================
                                                              2,925,013
=======================================================================

TEXAS-8.49%

Abilene (City of) Health Facilities
  Development Corp. (Sears Methodist
  Retirement System Obligated Group Report);
  Retirement Facility Series 2003 A RB
  7.00%, 11/15/33(a)                             1,000        1,087,130
-----------------------------------------------------------------------
Atlanta (City of) Hospital Authority;
  Hospital Facility Series 1999 RB
  6.70%, 08/01/19(a)                               500          520,980
-----------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Army Retirement
  Residence Project); Series 2002 RB
  6.30%, 07/01/32(a)                               500          532,950
-----------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (American Opportunity Housing); Multifamily
  Housing Sr. Series 2002 A-1 RB
  6.85%, 12/01/23(a)                               750          754,515
-----------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Villa Madrid/Cumberland Apartments);
  Multifamily Housing Series 1998 A RB
  7.25%, 05/01/16(a)(i)(j)                         200          138,908
-----------------------------------------------------------------------
Board of Regents of the University of Texas
  System; Financing System Series 2001 C RB
  5.00%, 08/15/20(a)                             1,000        1,053,340
-----------------------------------------------------------------------
Board of Regents of the University of Texas
  System; Financing System Series 2003 B RB
  5.00%, 08/15/33(a)                             1,500        1,557,165
-----------------------------------------------------------------------
Comal (County of) Health Facilities
  Development Corp. (McKenna Memorial
  Hospital Project); Healthcare System Series
  2002 A RB
  6.25%, 02/01/32(a)                             2,225        2,383,732
-----------------------------------------------------------------------
Corpus Christi (Port of) Industrial
  Development Corp. (Valero); Refunding
  Series 1997 C IDR
  5.40%, 04/01/18(a)                               605          628,153
-----------------------------------------------------------------------
Dallas-Fort Worth (Cities of) International
  Airport Facilities Improvement Corp.;
  Refunding Series 2000 A-3 RB
  9.13%, 05/01/29(a)(h)                            500          475,000
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

TEXAS-(CONTINUED)

Decatur (City of) Hospital Authority (Wise
  Regional Health System); Hospital Series
  2004 A RB
  5.63%, 09/01/13(a)                            $  985     $    985,256
-----------------------------------------------------------------------
  7.00%, 09/01/25(a)                               825          893,129
-----------------------------------------------------------------------
  7.13%, 09/01/34(a)                               905          981,237
-----------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Independent Senior Living Center); Series
  2003 RB
  7.63%, 01/01/20(a)                             1,000        1,040,740
-----------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Valero
  Energy Corp. Project); Series 2001 RB
  6.65%, 04/01/32(a)(h)                            900          983,259
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care); Hospital Series 2001 A RB
  6.38%, 06/01/29(a)                               500          553,635
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Saint Luke's Episcopal
  Hospital); Series 2001 A RB
  5.63%, 08/15/11(a)(c)(d)                         750          838,815
-----------------------------------------------------------------------
Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/12(a)(c)(d)                         370          403,548
-----------------------------------------------------------------------
HFDC of Central Texas, Inc. (Villa de San
  Antonio Project); Series 2004 A RB
  6.00%, 05/15/25(a)                             1,000        1,015,170
-----------------------------------------------------------------------
Hidalgo (County of) Health Services Corp.
  (Mission Hospital, Inc. Project); Hospital
  Series 2005 RB
  5.00%, 08/15/15(a)                               500          510,245
-----------------------------------------------------------------------
  5.00%, 08/15/19(a)                               350          355,236
-----------------------------------------------------------------------
Houston (City of) (Continental Airlines, Inc.
  Terminal E Project); Airport System Special
  Facilities Series 2001 E RB
  6.75%, 07/01/29(a)(h)                            500          435,815
-----------------------------------------------------------------------
Houston (City of) Health Facilities
  Development Corp. (Buckingham Senior Living
  Community); Retirement Facilities Series
  2004 A RB
  7.00%, 02/15/23(a)                               300          330,906
-----------------------------------------------------------------------
  7.00%, 02/15/26(a)                               750          826,208
-----------------------------------------------------------------------
  7.13%, 02/15/34(a)                               450          495,131
-----------------------------------------------------------------------
Meadow Parc Development, Inc. (Meadow Parc
  Apartments Project); Multifamily Housing
  Series 1998 RB
  6.50%, 12/01/30(a)                             1,200        1,165,884
-----------------------------------------------------------------------
Midlothian Development Authority; Tax
  Increment Contract Allocation Series 1999
  RB
  6.70%, 11/15/23(a)                               800          825,272
-----------------------------------------------------------------------
Midlothian Development Authority; Tax
  Increment Contract Allocation Series 2001
  RB
  7.88%, 11/15/26(a)                             1,000        1,103,900
-----------------------------------------------------------------------
Midlothian Development Authority; Tax
  Increment Contract Allocation Series 2004
  RB
  6.20%, 11/15/29(a)                             1,000        1,007,200
-----------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB (LOC-Bank of
  America, N.A.)
  2.80%, 01/01/18(f)(g)                            612          612,000
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of) Public Finance Authority
  (School Excellence Education Project);
  Charter School Finance Corp. Series 2004 A
  RB
  7.00%, 12/01/34(a)                            $1,000     $  1,037,150
-----------------------------------------------------------------------
Travis (County of) Health Facilities
  Development Corp. (Querencia Barton Creek
  Project); Retirement Facilities Series 2005
  RB
  5.50%, 11/15/25(a)                               900          887,013
-----------------------------------------------------------------------
  5.65%, 11/15/35(a)                             1,250        1,233,163
-----------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Multifamily Housing
  Series 1999 RB
  7.50%, 12/01/29(a)                             1,000          972,190
=======================================================================
                                                             28,623,975
=======================================================================

VERMONT-0.22%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Copley Manor
  Project); Health Care Facilities Series
  2005 RB
  6.50%, 04/01/33(a)                               760          726,803
=======================================================================

VIRGIN ISLANDS-0.05%

Virgin Islands (Commonwealth of) Public
  Finance Authority; Sr. Lien Matching Fund
  Loan Notes Series 2004 A RB
  5.25%, 10/01/24(a)                               150          157,788
=======================================================================

VIRGINIA-3.81%

Chesterfield (County of) Health Center
  Commission (Lucy Corr Village); Refunding
  Mortgage Series 2005 RB
  5.38%, 12/01/28(a)                             2,250        2,213,235
-----------------------------------------------------------------------
Hampton (City of) Redevelopment & Housing
  Authority (Olde Hampton Hotel Association);
  Refunding First Mortgage Series 1998 A RB
  6.50%, 07/01/16(a)                               500          482,905
-----------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist
  Homes); Refunding Residential Care Facility
  Series 2002 A RB
  6.50%, 06/01/22(a)                               750          802,980
-----------------------------------------------------------------------
James City (County of) Economic Development
  Authority (Williamsburg Lodging); First
  Mortgage Residential Care Facilities Series
  2005 A RB
  5.50%, 09/01/34(a)                               750          755,783
-----------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Residential Care
  Facility Mortgage Series 2002 A IDR
  6.25%, 01/01/28(a)                               500          512,655
-----------------------------------------------------------------------
Norfolk Redevelopment & Housing Authority
  (Fort Norfolk Retirement Community, Inc.-
  Harbor's Edge Project); First Mortgage
  Series 2004 A RB
  6.00%, 01/01/25(a)                               500          516,355
-----------------------------------------------------------------------
  6.13%, 01/01/35(a)                             1,100        1,135,431
-----------------------------------------------------------------------
Peninsula Ports Authority (Virginia Baptist
  Homes); Residential Care Facilities Series
  2003 A RB
  7.38%, 12/01/23(a)                               500          559,965
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2005 RB
  5.50%, 06/01/26(a)                            $  500     $    519,315
-----------------------------------------------------------------------
  5.63%, 06/01/37(a)                             2,250        2,337,278
-----------------------------------------------------------------------
Virginia Beach Development Authority
  (Westminster-Canterbury); Refunding
  Residential Care Facilities Mortgage Series
  2005 RB
  5.38%, 11/01/32(a)                             1,000        1,013,550
-----------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Canterbury);
  Residential Care Facilities Series 2005 A
  IDR
  5.20%, 01/01/27(a)                             1,000        1,002,830
-----------------------------------------------------------------------
  5.30%, 01/01/35(a)                             1,000        1,002,520
=======================================================================
                                                             12,854,802
=======================================================================

WASHINGTON-0.28%

Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  2.83%, 11/01/25(f)                               165          165,000
-----------------------------------------------------------------------
Skagit (County of) Public Hospital District
  No. 1 (Skagit Valley Hospital); Series 2005
  RB
  5.50%, 12/01/30(a)                               750          775,898
=======================================================================
                                                                940,898
=======================================================================

WISCONSIN-4.40%

Badger Tobacco Asset Securitization Corp.;
  Tobacco Settlement Asset-Backed Series 2002
  RB
  6.13%, 06/01/27(a)                             2,245        2,399,411
-----------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Milwaukee Science Education Consortium,
  Inc. Project); Series 2005 A RB
  5.63%, 08/01/25(a)                             2,000        1,962,360
-----------------------------------------------------------------------
  5.75%, 08/01/35(a)                             1,815        1,758,281
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals, Inc. Project); Series 2004 A RB
  6.50%, 08/15/26(a)                               250          264,295
-----------------------------------------------------------------------
  6.75%, 08/15/34(a)                               950        1,011,161
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital, Inc. Project); Series 2003 RB
  7.13%, 01/15/22(a)                             1,155        1,230,537
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community
  Rehabilitation Providers Facilities
  Acquisition Program); Series 1998 RB
  6.88%, 12/01/23(a)                               200          212,014
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place,
  Inc. Project); Series 2004 RB
  6.00%, 12/01/24(a)                               500          512,100
-----------------------------------------------------------------------
  6.13%, 12/01/34(a)                               500          506,215
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999 RB
  6.25%, 11/15/09(a)(c)(d)                       1,250        1,385,638
-----------------------------------------------------------------------


                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place
  Project); Series 2001 A RB
  7.00%, 12/01/31(a)                            $  250     $    259,068
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A RB
  7.63%, 08/15/30(a)                             1,000        1,049,690
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial
  Hospital, Inc. Project); Series 2003 RB
  6.00%, 07/01/15(a)                               100          104,264
-----------------------------------------------------------------------
  6.13%, 07/01/16(a)                               150          156,780
-----------------------------------------------------------------------
  6.63%, 07/01/28(a)                               750          786,443
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT         MARKET
                                                (000)         VALUE
-----------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Vernon Memorial
  Healthcare Inc. Project) Series 2005 RB
  5.25%, 03/01/35(a)                            $1,250     $  1,250,850
=======================================================================
                                                             14,849,107
=======================================================================

WYOMING-0.16%

Teton (County of) Hospital District (Saint
  John's Medical Center); Hospital Series
  2002 RB
  6.75%, 12/01/22(a)                               500          524,290
=======================================================================
TOTAL INVESTMENTS-98.60% (Cost $322,282,086)                332,417,363
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.40%                           4,719,985
=======================================================================
NET ASSETS-100.00%                                         $337,137,348
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

COP  - Certification of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
INS  - Insurance
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sr.  - Senior
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $327,472,363, which represented 97.13% of the Fund's Net Assets. See Note 1A.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.
(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at September 30, 2005 represented 0.17% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.
(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h) Security subject to the alternative minimum tax.
(i) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate market value of these securities at September 30, 2005 was $789,111, which represented 0.23% of the Fund's Net Assets.
(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $789,111, which represented 0.23% of the Fund's Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $322,282,086)                                $332,417,363
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,100,049
-----------------------------------------------------------
  Fund shares sold                                  789,292
-----------------------------------------------------------
  Interest                                        5,340,159
-----------------------------------------------------------
  Fund expenses absorbed                             23,717
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               33,151
-----------------------------------------------------------
Other assets                                         44,726
===========================================================
    Total assets                                339,748,457
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,489,850
-----------------------------------------------------------
  Fund shares reacquired                            221,828
-----------------------------------------------------------
  Dividends                                         652,093
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 40,439
-----------------------------------------------------------
Accrued distribution fees                           133,646
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,306
-----------------------------------------------------------
Accrued transfer agent fees                          14,319
-----------------------------------------------------------
Accrued operating expenses                           54,628
===========================================================
    Total liabilities                             2,611,109
===========================================================
Net assets applicable to shares outstanding    $337,137,348
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $340,465,833
-----------------------------------------------------------
Undistributed net investment income                (620,072)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (12,843,690)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     10,135,277
===========================================================
                                               $337,137,348
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $231,030,162
___________________________________________________________
===========================================================
Class B                                        $ 49,281,670
___________________________________________________________
===========================================================
Class C                                        $ 56,825,516
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          25,845,265
___________________________________________________________
===========================================================
Class B                                           5,507,808
___________________________________________________________
===========================================================
Class C                                           6,355,303
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.94
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.94 divided
      by 95.25%)                               $       9.39
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.95
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.94
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 8,069,666
=========================================================================

EXPENSES:

Advisory fees                                                     867,668
-------------------------------------------------------------------------
Administrative services fees                                       43,288
-------------------------------------------------------------------------
Custodian fees                                                      6,869
-------------------------------------------------------------------------
Distribution fees:

  Class A                                                         240,732
-------------------------------------------------------------------------
  Class B                                                         245,005
-------------------------------------------------------------------------
  Class C                                                         238,180
-------------------------------------------------------------------------
Transfer agent fees                                                68,658
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          11,568
-------------------------------------------------------------------------
Other                                                             149,570
=========================================================================
    Total expenses                                              1,871,538
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (711,737)
=========================================================================
    Net expenses                                                1,159,801
=========================================================================
Net investment income                                           6,909,865
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities              (222,085)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    5,540,539
=========================================================================
Net gain from investment securities                             5,318,454
=========================================================================
Net increase in net assets resulting from operations          $12,228,319
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2005             2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  6,909,865     $  9,483,945
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (222,085)      (2,738,157)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   5,540,539        3,618,908
===========================================================================================
    Net increase in net assets resulting from operations        12,228,319       10,364,696
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (5,223,835)      (6,195,517)
-------------------------------------------------------------------------------------------
  Class B                                                       (1,171,834)      (2,361,558)
-------------------------------------------------------------------------------------------
  Class C                                                       (1,121,853)      (1,151,589)
===========================================================================================
    Decrease in net assets resulting from distributions         (7,517,522)      (9,708,664)
===========================================================================================
Share transactions-net:
  Class A                                                       95,026,480       37,926,121
-------------------------------------------------------------------------------------------
  Class B                                                        1,907,075        1,224,371
-------------------------------------------------------------------------------------------
  Class C                                                       22,953,787       14,710,348
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                              119,887,342       53,860,840
===========================================================================================
    Net increase in net assets                                 124,598,139       54,516,872
===========================================================================================

NET ASSETS:

  Beginning of period                                          212,539,209      158,022,337
-------------------------------------------------------------------------------------------
  End of period (including undistributed net investment
    income (loss) of $(620,072) and $(12,415), respectively)  $337,137,348     $212,539,209
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    Effective August 5, 2005, the Fund is offered on a limited basis to certain investors.

    The Fund's investment objective is to achieve a high level of current income that is exempt from federal income taxes.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. LOWER-RATED SECURITIES -- The Fund may invest 100% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              ANNUAL RATE
---------------------------------------------------------------------------
First $500 million                                                 0.60%
---------------------------------------------------------------------------
Over $500 million up to and including $1 billion                   0.55%
---------------------------------------------------------------------------
Over $1 billion up to and including $1.5 billion                   0.50%
---------------------------------------------------------------------------
Over $1.5 billion                                                  0.45%
___________________________________________________________________________
===========================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 0.55%, 1.30% and 1.30% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest;
(ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended September 30, 2005, AIM waived fees of $706,851.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $373.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $43,288.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended September 30, 2005, the Fund paid AISI $68,658.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2005, the Class A, Class B and Class C shares paid $240,732, $245,005 and $238,180, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2005, ADI advised the Fund that it retained $138,456 in front-end sales commissions from the sale of Class A shares and $329, $17,482 and $21,275 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2005, the Fund received credits from these arrangement which resulted in the reduction of the Fund's total expenses of $4,513.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $1,742 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended September 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2007                                                   $    11,394
-----------------------------------------------------------------------------
March 31, 2008                                                       995,895
-----------------------------------------------------------------------------
March 31, 2009                                                     3,558,416
-----------------------------------------------------------------------------
March 31, 2010                                                     3,255,459
-----------------------------------------------------------------------------
March 31, 2011                                                       972,821
-----------------------------------------------------------------------------
March 31, 2012                                                     1,072,111
-----------------------------------------------------------------------------
March 31, 2013                                                     2,599,981
=============================================================================
Total capital loss carryforward                                  $12,466,077
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2005 was $125,644,416 and $10,190,324, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $12,750,420
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,619,619)
===============================================================================
Net unrealized appreciation of investment securities               $10,130,801
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $322,286,562.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                YEAR ENDED
                                                                SEPTEMBER 30, 2005(a)            MARCH 31, 2005
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     12,120,892    $108,005,218     7,312,242    $63,728,286
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        847,543       7,558,187       979,400      8,502,043
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,037,558      27,059,524     2,141,353     18,712,926
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        321,787       2,878,217       349,115      3,033,614
---------------------------------------------------------------------------------------------------------------------
  Class B                                                         51,152         457,727       109,354        949,368
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         73,440         657,130        80,868        702,804
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         78,271         697,838       147,549      1,283,329
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (78,184)       (697,838)     (147,389)    (1,283,329)
=====================================================================================================================
Reacquired:
  Class A                                                     (1,854,382)    (16,554,793)   (3,473,425)   (30,119,108)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (606,073)     (5,411,001)     (800,836)    (6,943,711)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (533,256)     (4,762,867)     (544,009)    (4,705,382)
=====================================================================================================================
                                                              13,458,748    $119,887,342     6,154,222    $53,860,840
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                              YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30,       ----------------------------------------------------------
                                                       2005              2005          2004       2003       2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   8.76          $   8.73       $  8.64    $  8.59    $  8.59       $  8.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.23(a)           0.51          0.51       0.54       0.55(b)       0.54
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.20              0.04          0.10       0.03      (0.01)        (0.11)
=================================================================================================================================
    Total from investment operations                     0.43              0.55          0.61       0.57       0.54          0.43
=================================================================================================================================
Less dividends from net investment income               (0.25)            (0.52)        (0.52)     (0.52)     (0.54)        (0.56)
=================================================================================================================================
Net asset value, end of period                       $   8.94          $   8.76       $  8.73    $  8.64    $  8.59       $  8.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                          4.91%             6.51%         7.30%      6.81%      6.41%         5.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $231,030          $132,996       $94,657    $77,998    $70,873       $62,820
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.55%(d)          0.55%         0.55%      0.55%      0.55%         0.55%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       1.04%(d)          1.08%         1.07%      1.05%      1.07%         1.17%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 5.03%(d)          5.83%         5.91%      6.22%      6.26%(b)      6.23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  4%               12%           12%        14%        30%           15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $192,059,500.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                             YEAR ENDED MARCH 31,
                                                    SEPTEMBER 30,       ---------------------------------------------------------
                                                        2005             2005          2004       2003       2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.77          $  8.74       $  8.65    $  8.60    $  8.61       $  8.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.19(a)          0.44          0.45       0.47       0.48(b)       0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.20             0.05          0.10       0.04      (0.02)        (0.10)
=================================================================================================================================
    Total from investment operations                      0.39             0.49          0.55       0.51       0.46          0.37
=================================================================================================================================
Less dividends from net investment income                (0.21)           (0.46)        (0.46)     (0.46)     (0.47)        (0.48)
=================================================================================================================================
Net asset value, end of period                         $  8.95          $  8.77       $  8.74    $  8.65    $  8.60       $  8.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           4.52%            5.73%         6.51%      6.02%      5.47%         4.44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $49,282          $46,429       $45,026    $42,699    $35,811       $25,730
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.30%(d)         1.30%         1.30%      1.30%      1.31%         1.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        1.79%(d)         1.83%         1.82%      1.80%      1.83%         1.92%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.28%(d)         5.08%         5.16%      5.47%      5.50%(b)      5.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   4%              12%           12%        14%        30%           15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $48,867,090.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                         2005             2005          2004       2003       2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  8.77          $  8.74       $  8.65    $  8.60    $  8.61       $ 8.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.19(a)          0.44          0.45       0.47       0.48(b)      0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.19             0.05          0.10       0.04      (0.02)       (0.10)
=================================================================================================================================
    Total from investment operations                       0.38             0.49          0.55       0.51       0.46         0.37
=================================================================================================================================
Less dividends from net investment income                 (0.21)           (0.46)        (0.46)     (0.46)     (0.47)       (0.48)
=================================================================================================================================
Net asset value, end of period                          $  8.94          $  8.77       $  8.74    $  8.65    $  8.60       $ 8.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            4.41%            5.73%         6.51%      6.02%      5.47%        4.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $56,826          $33,114       $18,339    $13,496    $11,292       $6,797
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.30%(d)         1.30%         1.30%      1.30%      1.31%        1.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.79%(d)         1.83%         1.82%      1.80%      1.83%        1.92%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.28%(d)         5.08%         5.16%      5.47%      5.50%(b)     5.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                    4%              12%           12%        14%        30%          15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $47,505,861.
(e)  Not annualized for periods less than one year.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W.Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Robert G. Alley                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  J. Philip Ferguson
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                  Karen Dunn Kelley                             1177 Avenue of the Americas
                                  Vice President                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173



        DOMESTIC EQUITY                             INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund            AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                                  SECTOR EQUITY                     TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund            AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                               AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund                   AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund                                    AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund                AIM Multi-Sector Fund
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(1)                       AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             AIM Technology Fund                           AIM Growth Allocation Fund(2)
AIM Weingarten Fund                          AIM Utilities Fund                            AIM Moderate Allocation Fund
                                                                                           AIM Moderate Growth Allocation Fund
*Domestic equity and income fund                                                           AIM Moderately Conservative Allocation
                                                                                            Fund

                                                                                                 DIVERSIFIED PORTFOLIOS

                                                                                           AIM Income Allocation Fund
                                                                                           AIM International Allocation Fund



(1) This fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after December 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com                 HIM-SAR-1           A I M Distributors, Inc.


                      YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management            --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                        AIM TAX-EXEMPT CASH FUND
                          Semiannual Report to Shareholders o September 30, 2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

====================================================================================================================================
AIM TAX-EXEMPT CASH FUND SEEKS TO EARN THE HIGHEST LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES THAT IS CONSISTENT
WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY.

o Unless otherwise stated, information presented in this report is as of September 30, 2005, and is based on total net assets.
====================================================================================================================================


ABOUT SHARE CLASSES                          ===================================          The Fund files its complete
                                                                                          schedule of portfolio holdings with
o Investor Class shares are closed                                     TAXABLE            the Securities and Exchange
to most investors. For more                                     7-DAY EQUIVALENT          Commission (SEC) for the first and
information on who may continue to                              YIELD   7-DAY             third quarters of each fiscal year
invest in the Investor Class                                            YIELD*            on Form N-Q. The Fund's Form N-Q
shares, please see the prospectus.                                                        filings are available on the SEC's
                                             Class A Shares     1.84%   2.83%             Web site, sec.gov. Copies of the
PRINCIPAL RISKS OF INVESTING IN THE                                                       Fund's Forms N-Q may be reviewed
FUND                                         Investor Class                               and copied at the SEC's Public
                                             Shares             1.94%   2.98%             Reference Room at 450 Fifth Street,
o The Fund may invest in securities                                                       N.W., Washington, D.C. 20549-0102.
that carry foreign credit exposure.          WEIGHTED AVERAGE MATURITY AT END OF          You can obtain information on the
The risks of investing in                    PERIOD                                       operation of the Public Reference
securities that carry foreign                30 Days                                      Room, including information about
credit exposure include decreased                                                         duplicating fee charges, by calling
publicly available information               NET ASSETS AT END OF PERIOD                  202-942-8090 or 800-732-0330, or by
about issuers, inconsistent                  $57.9 million                                electronic request at the following
accounting, auditing and financial                                                        E-mail address: publicinfo@sec.gov.
reporting requirements and                   *  Based on the highest personal             The SEC file numbers for the Fund
standards of practice comparable to             income tax rate in effect on              are 811-07890 and 33-66242. The
those applicable to domestic                    September 30, 2005 (35%). Yields          Fund's most recent portfolio
issuers, expropriation,                         will fluctuate. Had the advisor           holdings, as filed on Form N-Q, are
nationalization or other adverse                and distributor not waived fees           also available at
political or economic developments              and/or reimbursed expenses,               AIMinvestments.com. From the right
and the difficulty of enforcing                 yields would have been lower.             side of our home page, under the
obligations in other countries.                                                           heading "Products," click Mutual
                                             ===================================          Funds, then Fund Directory. From
                                                                                          the Fund Directory, click the name
===================================                                                       of the Fund, then Quarterly
                                             ===================================          Holdings Archive. Then scroll down
FUND NASDAQ SYMBOLS                                                                       to the Fund again and select the
                                             PORTFOLIO COMPOSITION BY MATURITY            quarter-end you wish to view.
Class A Shares                ACSXX
                                             In days, as of 9/30/05                       A description of the policies and
Investor Class Shares         TEIXX                                                       procedures that the Fund uses to
                                             1-7                        85.8%             determine how to vote proxies
===================================                                                       relating to portfolio securities is
                                             8-14                       0.0               available without charge, upon
                                                                                          request, from our Client Services
                                             15-60                      1.0               department at 800-659-1005 or on
                                                                                          the AIM Web site,
                                             61-120                     5.5               AIMinvestments.com. On the home
                                                                                          page, scroll down and click on AIM
                                             121-180                    0.0               Funds Proxy Policy. The information
                                                                                          is also available on the Securities
                                             181-240                    2.9               and Exchange Commission's Web site,
                                                                                          sec.gov.
                                             241+                       4.8
                                                                                          Information regarding how the Fund
                                             The number of days to maturity of            voted proxies related to its
                                             each holding is determined in                portfolio securities during the 12
                                             accordance with the provisions of            months ended June 30, 2005, is
                                             Rule 2a-7 under the Investment               available at our Web site. Go to
                                             Company Act of 1940, as amended.             AIMinvestments.com, access the
                                                                                          About Us tab, click on Required
                                             ===================================          Notices and then click on Proxy
                                                                                          Voting Activity. Next, select the
                                                                                          Fund from the drop-down menu. This
                                                                                          information is also available on
                                                                                          the Securities and Exchange
                                                                                          Commission's Web site, sec.gov.

====================================================================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER.
VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

====================================================================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM TAX-EXEMPT CASH FUND



                    DEAR SHAREHOLDER:

   [PHOTO OF        This is the semiannual report on the performance of AIM
    ROBERT H        Tax-Exempt Cash Fund for the six-month reporting period
    GRAHAM]         ended September 30, 2005. The Fund continued to invest
                    primarily in securities that pay interest that is excluded
ROBERT H. GRAHAM    from gross income for federal income tax purposes. Money
                    market funds strive to preserve the value of an investment by maintaining a net asset value of $1.00 per share.
                    However, Fund shares are not insured or guaranteed by the
                    Federal Deposit Insurance Corporation or any other
   [PHOTO OF        government agency. The table on the inside front cover shows
     MARK H.        the seven-day yield for the Fund's two share classes as of
  WILLIAMSON]       September 30, 2005.

MARK H. WILLIAMSON  HOW WE INVEST

                    We seek to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. We invest in high quality, short-term municipal obligations, focusing on three key elements:

                    o safety, or preservation of capital, through our rigorous credit approval process

                    o liquidity, through a combination of short-term cash
                      management vehicles and selective use of longer maturities

                    o yield that is exempt from federal income tax

                       The portfolio's structure is driven to some extent by the
                    supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes. We may also sell securities when there has been a negative change in the credit quality of the company or geographic region or to enhance yield.

                    MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                    Despite some fluctuations, the economy continued to grow over the period. Gross domestic product (GDP) grew at an annualized rate of 3.3% in the second quarter of 2005 and an estimated 3.8% in the third quarter.

                       Expansion was driven largely by consumer spending, while
                    increasing short-term interest rates and rising energy prices were the most significant headwinds. Crude oil prices broke records, and hurricanes Katrina and Rita rattled consumer confidence late in the period. A sharp drop in consumer confidence in September followed a decline in retail sales for August, but the rest of the period (except
                    May) had positive growth in retail sales.

                       In response to evidence of economic growth, short-term
                    interest rates continued to rise throughout the period. When the period began, the federal funds target rate was 2.75%. During the period, the Federal Reserve (the Fed) raised the target rate four times--each time by 25 basis points (0.25%)--bringing the rate to 3.75% on September 30, 2005. As a result of the Fed's actions, the yields on two-year Treasury notes and other short-term instruments rose gradually over the period, and the Fund's yield also rose.

                       Because of the Fed's statements that accompany each rate
                    increase, many market observers anticipated additional rate hikes might occur before the end of 2005.

                    IN CONCLUSION

                    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-959-4246.


                    Sincerely,

                    /S/ ROBERT H. GRAHAM                 /S/ MARK H. WILLIAMSON

                    Robert H. Graham                     Mark H. Williamson
                    President & Vice Chair, AIM Funds    President, A I M Advisors, Inc.

                    November 14, 2005


                    The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

AIM TAX-EXEMPT CASH FUND


                    DEAR AIM FUNDS SHAREHOLDERS:

   [PHOTO OF        As independent Chair of the Board of Trustees of the AIM
    BRUCE L.        Funds, I'm writing to report on the work being done by your
   CROCKETT]        Board.

BRUCE L. CROCKETT      At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 4 and 5. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    November 14, 2005

AIM TAX-EXEMPT CASH FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      with the amount you invested, to                The hypothetical account values
                                             estimate the expenses that you paid          and expenses may not be used to
As a shareholder of the Fund, you            over the period. Simply divide your          estimate the actual ending account
incur ongoing costs, including               account value by $1,000 (for                 balance or expenses you paid for
management fees; distribution                example, an $8,600 account value             the period. You may use this
and/or service fees (12b-1); and             divided by $1,000 = 8.6), then               information to compare the ongoing
other Fund expenses. This example            multiply the result by the number            costs of investing in the Fund and
is intended to help you understand           in the table under the heading               other funds. To do so, compare this
your ongoing costs (in dollars) of           entitled "Actual Expenses Paid               5% hypothetical example with the 5%
investing in the Fund and to                 During Period" to estimate the               hypothetical examples that appear
compare these costs with ongoing             expenses you paid on your account            in the shareholder reports of the
costs of investing in other mutual           during this period.                          other funds.
funds. The example is based on an
investment of $1,000 invested at             HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses
the beginning of the period and              PURPOSES                                     shown in the table are meant to
held for the entire period April 1,                                                       highlight your ongoing costs only.
2005, through September 30, 2005.            The table below also provides                Therefore, the hypothetical
                                             information about hypothetical               information is useful in comparing
ACTUAL EXPENSES                              account values and hypothetical              ongoing costs only, and will not
                                             expenses based on the Fund's actual          help you determine the relative
The table below provides                     expense ratio and an assumed rate            total costs of owning different
information about actual account             of return of 5% per year before              funds.
values and actual expenses. You may          expenses, which is not the Fund's
use the information in this table,           actual return.
together

====================================================================================================================================

                                                   ACTUAL                        HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING             ENDING             EXPENSES         ENDING             EXPENSES       ANNUALIZED
SHARE            ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
CLASS              (4/01/05)          (9/30/05)(1)          PERIOD(2)       (9/30/05)           PERIOD(2)         RATIO
A                  $1,000.00           $1,008.30              $4.58         $1,020.51            $4.61             0.91%
Investor            1,000.00            1,008.80               4.08          1,021.01             4.10             0.81

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2005, through September
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

====================================================================================================================================


                                                                                          [ARROW
                                                                                          BUTTON       For More Information Visit
                                                                                          IMAGE]          AIMinvestments.com

AIM TAX-EXEMPT CASH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM                 o The quality of services to be              o Meeting with the Fund's portfolio
Tax-Exempt Funds (the "Board")               provided by AIM. The Board reviewed          managers and investment personnel.
oversees the management of AIM               the credentials and experience of            With respect to the Fund, the Board
Tax-Exempt Cash Fund (the "Fund")            the officers and employees of AIM            is meeting periodically with such
and, as required by law, determines          who will provide investment                  Fund's portfolio managers and/or
annually whether to approve the              advisory services to the Fund. In            other investment personnel and
continuance of the Fund's advisory           reviewing the qualifications of AIM          believes that such individuals are
agreement with A I M Advisors, Inc.          to provide investment advisory               competent and able to continue to
("AIM"). Based upon the                      services, the Board reviewed the             carry out their responsibilities
recommendation of the Investments            qualifications of AIM's investment           under the Advisory Agreement.
Committee of the Board, which is             personnel and considered such
comprised solely of independent              issues as AIM's portfolio and                o Overall performance of AIM. The
trustees, at a meeting held on June          product review process, AIM's legal          Board considered the overall
30, 2005, the Board, including all           and compliance function, AIM's use           performance of AIM in providing
of the independent trustees,                 of technology, AIM's portfolio               investment advisory and portfolio
approved the continuance of the              administration function and the              administrative services to the Fund
advisory agreement (the "Advisory            quality of AIM's investment                  and concluded that such performance
Agreement") between the Fund and             research. Based on the review of             was satisfactory.
AIM for another year, effective              these and other factors, the Board
July 1, 2005.                                concluded that the quality of                o Fees relative to those of clients
                                             services to be provided by AIM was           of AIM with comparable investment
   The Board considered the factors          appropriate and that AIM currently           strategies. The Board reviewed the
discussed below in evaluating the            is providing satisfactory services           advisory fee rate for the Fund
fairness and reasonableness of the           in accordance with the terms of the          under the Advisory Agreement. The
Advisory Agreement at the meeting            Advisory Agreement.                          Board noted that this rate was
on June 30, 2005 and as part of the                                                       higher than the advisory fee rate
Board's ongoing oversight of the             o The performance of the Fund                for an institutional money market
Fund. In their deliberations, the            relative to comparable funds. The            fund advised by AIM with investment
Board and the independent trustees           Board reviewed the performance of            strategies comparable to those of
did not identify any particular              the Fund during the past one, three          the Fund. The Board also noted the
factor that was controlling, and             and five calendar years against the          "all-in" nature of the advisory fee
each trustee attributed different            performance of funds advised by              for such institutional money market
weights to the various factors.              other advisors with investment               fund, whereby AIM pays all of such
                                             strategies comparable to those of            fund's ordinary operating expenses.
   One of the responsibilities of            the Fund. The Board noted that the           The Board also noted that Based on
the Senior Officer of the Fund, who          Fund's performance in such periods           this review, the Board concluded
is independent of AIM and AIM's              was below the median performance of          that the advisory fee rate for the
affiliates, is to manage the                 such comparable funds. Based on              Fund under the Advisory Agreement
process by which the Fund's                  this review and after taking                 was fair and reasonable.
proposed management fees are                 account of all of the other factors
negotiated to ensure that they are           that the Board considered in                 o Fees relative to those of
negotiated in a manner which is at           determining whether to continue the          comparable funds with other
arm's length and reasonable. To              Advisory Agreement for the Fund,             advisors. The Board reviewed the
that end, the Senior Officer must            the Board concluded that no changes          advisory fee rate for the Fund
either supervise a competitive               should be made to the Fund and that          under the Advisory Agreement. The
bidding process or prepare an                it was not necessary to change the           Board compared effective
independent written evaluation. The          Fund's portfolio management team at          contractual advisory fee rates at a
Senior Officer has recommended an            this time. However, due to the               common asset level and noted that
independent written evaluation in            Fund's under-performance, the Board          the Fund's rate was below the
lieu of a competitive bidding                also concluded that it would be              median rate of the funds advised by
process and, upon the direction of           appropriate for management and the           other advisors with investment
the Board, has prepared such an              Board to continue to closely                 strategies comparable to those of
independent written evaluation.              monitor the performance of the               the Fund that the Board reviewed.
Such written evaluation also                 Fund.                                        Based on this review, the Board
considered certain of the factors                                                         concluded that the advisory fee
discussed below. In addition, as             o The performance of the Fund                rate for the Fund under the
discussed below, the Senior Officer          relative to indices. The Board               Advisory Agreement was fair and
made certain recommendations to the          reviewed the performance of the              reasonable.
Board in connection with such                Fund during the past one, three and
written evaluation.                          five calendar years against the              o Expense limitations and fee
                                             performance of the Lipper Tax                waivers. The Board noted that there
   The discussion below serves as a          Exempt Money Market Index.* The              were no fee waivers or expense
summary of the Senior Officer's              Board noted that the Fund's                  limitations currently in effect for
independent written evaluation and           performance for the one and three            the Fund. The Board concluded that
recommendations to the Board in              year periods was below the                   no such waivers or limitations were
connection therewith, as well as a           performance of such Index and                necessary at this time because the
discussion of the material factors           comparable to such Index for the             Fund's overall expense ratio was
and the conclusions with respect             five year period. Based on this              comparable to the median expense
thereto that formed the basis for            review and after taking account of           ratio of the funds advised by other
the Board's approval of the                  all of the other factors that the            advisors with investment strategies
Advisory Agreement. After                    Board considered in determining              comparable to those of the Fund
consideration of all of the factors          whether to continue the Advisory             that the Board reviewed.
below and based on its informed              Agreement for the Fund, the Board
business judgment, the Board                 concluded that no changes should be          o Breakpoints and economies of
determined that the Advisory                 made to the Fund and that it was             scale. The Board reviewed the
Agreement is in the best interests           not necessary to change the Fund's           structure of the Fund's advisory
of the Fund and its shareholders             portfolio management team at this            fee under the Advisory Agreement,
and that the compensation to AIM             time. However, due to the Fund's             noting that it does not include any
under the Advisory Agreement is              under-performance, the Board also            breakpoints. The Board considered
fair and reasonable and would have           concluded that it would be                   whether it would be appropriate to
been obtained through arm's length           appropriate for management and the           add advisory fee breakpoints for
negotiations.                                Board to continue to closely                 the Fund or whether, due to the
                                             monitor the performance of the               nature of the Fund and the advisory
o The nature and extent of the               Fund.                                        fee structures of comparable funds,
advisory services to be provided by                                                       it was reasonable to structure the
AIM. The Board reviewed the                                                               advisory fee without breakpoints.
services to be provided by AIM                                                            Based on this review, the Board
under the Advisory Agreement. Based                                                       concluded that it was not necessary
on such review, the Board concluded                                                       to add advisory fee breakpoints to
that the range of services to be                                                          the Fund's advisory fee schedule.
provided by AIM under the Advisory                                                        The Board reviewed the level of the
Agreement was appropriate and that                                                        Fund's advisory fees, and noted
AIM currently is providing services                                                       that such fees, as a
in accordance with the terms of the
Advisory Agreement.


* The unmanaged Lipper Tax Exempt Money Market Index represents an average of the 30 largest tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

                                                                                                                         (continued)

AIM TAX-EXEMPT CASH FUND

percentage of the Fund's net                 o Profitability of AIM and its               o Other factors and current trends.
assets, would remain constant under          affiliates. The Board reviewed               In determining whether to continue
the Advisory Agreement because the           information concerning the                   the Advisory Agreement for the
Advisory Agreement does not include          profitability of AIM's (and its              Fund, the Board considered the fact
any breakpoints. The Board                   affiliates') investment advisory             that AIM, along with others in the
concluded that the Fund's fee                and other activities and its                 mutual fund industry, is subject to
levels under the Advisory Agreement          financial condition. The Board               regulatory inquiries and litigation
therefore would not reflect                  considered the overall                       related to a wide range of issues.
economies of scale.                          profitability of AIM, as well as             The Board also considered the
                                             the profitability of AIM in                  governance and compliance reforms
o Investments in affiliated money            connection with managing the Fund.           being undertaken by AIM and its
market funds. The Board also took            The Board noted that AIM's                   affiliates, including maintaining
into account the fact that                   operations remain profitable,                an internal controls committee and
uninvested cash and cash collateral          although increased expenses in               retaining an independent compliance
from securities lending                      recent years have reduced AIM's              consultant, and the fact that AIM
arrangements (collectively, "cash            profitability. Based on the review           has undertaken to cause the Fund to
balances") of the Fund may be                of the profitability of AIM's and            operate in accordance with certain
invested in money market funds               its affiliates' investment advisory          governance policies and practices.
advised by AIM pursuant to the               and other activities and its                 The Board concluded that these
terms of an SEC exemptive order.             financial condition, the Board               actions indicated a good faith
The Board found that the Fund may            concluded that the compensation to           effort on the part of AIM to adhere
realize certain benefits upon                be paid by the Fund to AIM under             to the highest ethical standards,
investing cash balances in AIM               its Advisory Agreement was not               and determined that the current
advised money market funds,                  excessive.                                   regulatory and litigation
including a higher net return,                                                            environment to which AIM is subject
increased liquidity, increased               o Benefits of soft dollars to AIM.           should not prevent the Board from
diversification or decreased                 The Board considered the benefits            continuing the Advisory Agreement
transaction costs. The Board also            realized by AIM as a result of               for the Fund.
found that the Fund will not                 brokerage transactions executed
receive reduced services if it               through "soft dollar" arrangements.
invests its cash balances in such            Under these arrangements, brokerage
money market funds. The Board noted          commissions paid by other funds
that, to the extent the Fund                 advised by AIM are used to pay for
invests in affiliated money market           research and execution services.
funds, AIM has voluntarily agreed            This research may be used by AIM in
to waive a portion of the advisory           making investment decisions for the
fees it receives from the Fund               Fund. The Board concluded that such
attributable to such investment.             arrangements were appropriate.
The Board further determined that
the proposed securities lending              o AIM's financial soundness in
program and related procedures with          light of the Fund's needs. The
respect to the lending Fund is in            Board considered whether AIM is
the best interests of the lending            financially sound and has the
Fund and its respective                      resources necessary to perform its
shareholders. The Board therefore            obligations under the Advisory
concluded that the investment of             Agreement, and concluded that AIM
cash collateral received in                  has the financial resources
connection with the securities               necessary to fulfill its
lending program in the money market          obligations under the Advisory
funds according to the procedures            Agreement.
is in the best interests of the
lending Fund and its respective              o Historical relationship between
shareholders.                                the Fund and AIM. In determining
                                             whether to continue the Advisory
o Independent written evaluation             Agreement for the Fund, the Board
and recommendations of the Fund's            also considered the prior
Senior Officer. The Board noted              relationship between AIM and the
that, upon their direction, the              Fund, as well as the Board's
Senior Officer of the Fund, who is           knowledge of AIM's operations, and
independent of AIM and AIM's                 concluded that it was beneficial to
affiliates, had prepared an                  maintain the current relationship,
independent written evaluation in            in part, because of such knowledge.
order to assist the Board in                 The Board also reviewed the general
determining the reasonableness of            nature of the non-investment
the proposed management fees of the          advisory services currently
AIM Funds, including the Fund. The           performed by AIM and its
Board noted that the Senior                  affiliates, such as administrative,
Officer's written evaluation had             transfer agency and distribution
been relied upon by the Board in             services, and the fees received by
this regard in lieu of a                     AIM and its affiliates for
competitive bidding process. In              performing such services. In
determining whether to continue the          addition to reviewing such
Advisory Agreement for the Fund,             services, the trustees also
the Board considered the Senior              considered the organizational
Officer's written evaluation and             structure employed by AIM and its
the recommendation made by the               affiliates to provide those
Senior Officer to the Board that             services. Based on the review of
the Board consider implementing a            these and other factors, the Board
process to assist them in more               concluded that AIM and its
closely monitoring the performance           affiliates were qualified to
of the AIM Funds. The Board                  continue to provide non-investment
concluded that it would be                   advisory services to the Fund,
advisable to implement such a                including administrative, transfer
process as soon as reasonably                agency and distribution services,
practicable.                                 and that AIM and its affiliates
                                             currently are providing
                                             satisfactory non-investment
                                             advisory services.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(Unaudited)


                                                               PRINCIPAL
                                                 RATINGS(a)    AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
MUNICIPAL SECURITIES-100.17%

ALABAMA-8.79%

Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 IDR
  (LOC-SunTrust Bank)
  2.83%, 01/01/07(b)(c)                         --      Aa2     $  430     $   430,000
--------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts.
  (LOC-Branch Banking & Trust Co.)
  2.83%, 07/01/15(b)(c)                         --    VMIG-1     4,665       4,665,000
======================================================================================
                                                                             5,095,000
======================================================================================

ARIZONA-0.87%

Arizona (State of) Transportation Board
  (Maricopa County Regional Area Road
  Funding); Excise Tax Series 2002 RB
  5.00%, 12/15/05                               AA      Aa2        500         502,596
======================================================================================

COLORADO-2.66%

Arvada (City of); Water Enterprise VRD Series
  2001 RB
  (INS-Financial Security Assurance Inc.)
  2.70%, 11/01/20(d)(e)                        A-1+     --         800         800,000
--------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding VRD Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  2.80%, 06/01/08(b)(f)(g)                     A-1+     --         740         740,000
======================================================================================
                                                                             1,540,000
======================================================================================

FLORIDA-1.72%

Seminole (County of) Industrial Development
  Authority (Florida Living Nursing);
  Multi-Modal Health Facilities VRD Series
  1991 IDR
  (LOC-Bank of America, N.A.)
  2.95%, 02/01/11(b)(c)                         --    VMIG-1     1,000       1,000,000
======================================================================================

GEORGIA-7.08%

Floyd (County of) Development Authority
  (Shorter College Project); VRD Series 1998
  RB
  (LOC-SunTrust Bank)
  2.90%, 06/01/17(b)(c)                        A-1+     --       2,100       2,100,000
--------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); Refunding VRD
  Series 1994 IDR
  (LOC-Deutsche Bank A.G.)
  2.83%, 02/01/15(b)(c)(g)                      A-1     --       2,000       2,000,000
======================================================================================
                                                                             4,100,000
======================================================================================

                                                               PRINCIPAL
                                                 RATINGS(a)    AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------


ILLINOIS-5.61%

Chicago (City of) Metropolitan Water
  Reclamation District-Greater Chicago;
  Capital Improvement Unlimited Tax Series
  1995 GO
  6.30%, 12/01/05(h)(i)                         NRR     Aaa     $  380     $   382,407
--------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB
  (LOC-Fifth Third Bank)
  2.83%, 03/01/32(b)(c)                         --    VMIG-1     2,000       2,000,000
--------------------------------------------------------------------------------------
Kane, Cook & Du Page (Counties of) School
  District No. 46 (Elgin); Refunding
  Unlimited Tax Series 2005 GO
  (INS-Financial Security Assurance Inc.)
  3.00%, 01/01/06(d)                            --      Aaa        865         866,677
======================================================================================
                                                                             3,249,084
======================================================================================

IOWA-3.45%

Iowa (State of) Finance Authority (YMCA
  Project); Economic Development VRD Series
  2000 RB
  (LOC-Wells Fargo Bank, N.A.)
  2.86%, 06/01/10(b)(c)(j)                      --      --       1,700       1,700,000
--------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2005 B Wts.
  Ctfs.
  (INS-Financial Security Assurance Inc.)
  3.50%, 01/27/06(d)                            --     MIG-1       300         301,137
======================================================================================
                                                                             2,001,137
======================================================================================

KANSAS-0.86%

Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                               --     MIG-1       500         500,000
======================================================================================

KENTUCKY-5.41%

Ewing (City of) Kentucky Area Development
  District Financing Trust (Lease Acquisition
  Program); VRD Series 2000 RB
  (LOC-Wachovia Bank, N.A.)
  2.85%, 06/01/33(b)(c)                        A-1+     --       2,635       2,635,000
--------------------------------------------------------------------------------------
University of Kentucky; Consolidated
  Educational Buildings Refunding Series 2004
  P, Q and R (Second Series) RB
  (INS-Financial Security Assurance Inc.)
  3.00%, 05/01/06(d)                            --      Aaa        500         501,121
======================================================================================
                                                                             3,136,121
======================================================================================

MASSACHUSETTS-1.22%

Hudson (Town of); Limited Tax Series 2005 GO
  (INS-Ambac Assurance Corp.)
  4.00%, 05/01/06(d)                            AAA     Aaa        700         705,570
======================================================================================


                                                               PRINCIPAL
                                                 RATINGS(a)    AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

MISSOURI-1.73%

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  2.80%, 09/01/10(c)                           A-1+   VMIG-1    $1,000     $ 1,000,000
======================================================================================

NEVADA-1.77%

Clark (County of) School District; Limited
  Tax Series 1996 GO
  6.00%, 06/15/06(h)(i)                         AAA     Aaa        500         516,024
--------------------------------------------------------------------------------------
Clark (County of) School District; Limited
  Tax Series 2001 F GO
  (INS-Financial Security Assurance Inc.)
  5.00%, 06/15/06(d)                            AAA     Aaa        500         507,698
======================================================================================
                                                                             1,023,722
======================================================================================

NEW MEXICO-5.18%

New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic Inc. Project); VRD
  Series 2000 RB
  (LOC-SunTrust Bank)
  2.82%, 07/01/25(b)(c)                         --    VMIG-1     3,000       3,000,000
======================================================================================

NORTH CAROLINA-3.62%

Carteret (County of) Industrial Facilities &
  Pollution Control Financing Authority
  (Texasgulf Inc. Project); VRD Series 1985
  PCR
  (LOC-BNP Paribas)
  2.92%, 10/01/05(b)(c)(g)                      --      Aa2      2,100       2,100,000
======================================================================================

NORTH DAKOTA-6.21%

Fargo (City of) (Cass Oil Co. Project);
  Commercial Development VRD Series 1984 RB
  (LOC-U.S. Bank, N.A.)
  2.89%, 12/01/14(b)(c)                        A-1+     --       3,600       3,600,000
======================================================================================

OHIO-2.56%

Loveland (City of) School District; Limited
  Tax Series 2005 TAN (INS-Financial Security
  Assurance Inc.)
  4.00%, 06/01/06(d)                            AAA     Aaa        700         706,335
--------------------------------------------------------------------------------------
Ohio (State of) Air Quality Development
  Authority (Timken Co. Project); Refunding
  Multi-Modal Interchangeable Rate Air
  Quality Development VRD Series 2001 RB
  (LOC-Fifth Third Bank)
  2.85%, 11/01/25(b)(c)                        A-1+   VMIG-1       400         400,000
--------------------------------------------------------------------------------------
Youngstown (City of) Local School District;
  Classroom Facilities & School Improvement
  Unlimited Tax Series 2005 GO
  (INS-Financial Security Assurance Inc.)
  3.00%, 12/01/05(d)                            AAA     Aaa        375         375,480
======================================================================================
                                                                             1,481,815
======================================================================================

                                                               PRINCIPAL
                                                 RATINGS(a)    AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------


OKLAHOMA-6.21%

Muskogee (City of) Industrial Trust (Muskogee
  Mall Ltd. Special Project); VRD Series 1985
  IDR
  (LOC-Bank of America, N.A.)
  2.94%, 12/01/15(b)(c)(k)                      --    VMIG-1    $3,600     $ 3,600,000
======================================================================================

PENNSYLVANIA-4.49%

Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR
  (LOC-Citizens Bank of Pennsylvania)
  2.75%, 08/01/32(b)(c)                         --    VMIG-1     1,000       1,000,000
--------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Health Care VRD Series
  2000 IDR (INS-Ambac Assurance Corp.) 2.85%,
  12/01/24(c)(d)                               A-1+     --       1,600       1,600,000
======================================================================================
                                                                             2,600,000
======================================================================================

SOUTH CAROLINA-0.87%

Charleston (County of) School District
  Development Corp.; Unlimited Tax Series
  2005 TAN GO
  (CEP-South Carolina State Department of
  Education)
  3.75%, 04/13/06                               --     MIG-1       500         503,144
======================================================================================

TENNESSEE-2.50%

Hawkins (County of) Industrial Development
  Board (Leggett & Platt, Inc.); Refunding
  VRD Series 1988 B IDR
  (LOC-Wachovia Bank, N.A.)
  2.90%, 10/01/27(b)(c)(j)                      --      --       1,450       1,450,000
======================================================================================

TEXAS-19.15%

Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care Loan
  Program); VRD Series 1985 ACES RB
  (LOC-BNP Paribas)
  2.85%, 05/31/25(b)(c)(g)(k)                   --    VMIG-1     3,467       3,467,000
--------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Health
  Care System VRD Series 1997 RB
  (LOC-JPMorgan Chase Bank)
  2.83%, 09/01/27(b)(c)                         --    VMIG-1     2,500       2,500,000
--------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR
  (LOC-Wells Fargo Bank, N.A.)
  2.83%, 12/01/14 (Acquired 09/12/05; Cost
  $2,800,000)(b)(c)(l)                          --      Aaa      2,800       2,800,000
--------------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                 RATINGS(A)    AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation-Hobby Center for the
  Performing Arts Project); VRD Series 1999
  RB
  (LOC-JPMorgan Chase Bank)
  2.83%, 06/01/29(b)(c)                        A-1+     --      $  400     $   400,000
--------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Hospital Series 1999 A
  RB
  4.50%, 10/01/05                               AA      Aa2        400         400,000
--------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(m)                            AAA     Aaa        500         500,000
--------------------------------------------------------------------------------------
Texas (State of); Unlimited Tax Series 2005
  TRAN GO
  4.50%, 08/31/06                              SP-1+   MIG-1     1,015       1,028,882
======================================================================================
                                                                            11,095,882
======================================================================================

                                                               PRINCIPAL
                                                 RATINGS(A)    AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

WASHINGTON-3.83%

Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Refunding VRD Series 1994 IDR
  2.83%, 11/01/25(c)(k)                        A-1+   VMIG-1     2,220       2,220,000
======================================================================================

WISCONSIN-4.38%

Kimberly (Village of) (Fox Cities YMCA
  Project); VRD Series 2002 RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.83%, 04/01/32(b)(c)                         --    VMIG-1    $1,940     $ 1,940,000
--------------------------------------------------------------------------------------
Marshfield (City of) Unified School District;
  Series 2005 A BAN 4.00%, 11/01/05             --     MIG-1       600         600,526
======================================================================================
                                                                             2,540,526
======================================================================================
TOTAL INVESTMENTS-100.17% (Cost $58,044,597)(n)(o)                          58,044,597
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.17%)                                         (101,095)
======================================================================================
NET ASSETS-100.00%                                                         $57,943,502
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ACES  - Adjustable Convertible Extendable Securities
BAN   - Bond Anticipation Note
CEP   - Credit Enhancement Provider
Ctfs. - Certificates
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
INS   - Insurer
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
TAN   - Tax Anticipation Notes
TRAN  - Tax and Revenue Anticipation Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (j) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund (consisting of U.S. Government Obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as percentage of total net assets) is summarized as follows: France: 9.6%; Germany: 4.7%.
(h) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(i) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(k) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at September 30, 2005 represented 4.83% of the Fund's Net Assets. This security is not considered to be illiquid.
(m)  Secured by an escrow fund of U.S. Government obligations.

(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

    ENTITY                                            PERCENTAGE
    ------                                            ----------
    BNP Paribas                                             9.6%
    ------------------------------------------------------------
    SunTrust Bank                                           9.5%
    ------------------------------------------------------------
    Branch Banking & Trust Co.                              8.1%
    ------------------------------------------------------------
    Bank of America, N.A.                                   7.9%
    ------------------------------------------------------------
    Wells Fargo Bank N.A.                                   7.8%
    ------------------------------------------------------------
    Wachovia Bank, N.A.                                     7.1%
    ------------------------------------------------------------
    Financial Security Assurance Inc.                       7.0%
    ------------------------------------------------------------
    U.S. Bank N.A.                                          6.2%
    ------------------------------------------------------------
    JPMorgan Chase Bank                                     5.0%
    ------------------------------------------------------------
    Other Entities less than 5%                            31.8%
    ------------------------------------------------------------



(o)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $58,044,597)                                  $58,044,597
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  429,167
-----------------------------------------------------------
  Interest                                          242,324
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,827
-----------------------------------------------------------
Other assets                                         21,528
===========================================================
    Total assets                                 58,795,443
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            729,196
-----------------------------------------------------------
  Dividends                                          12,551
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            63,637
-----------------------------------------------------------
Accrued distribution fees                             3,478
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,869
-----------------------------------------------------------
Accrued transfer agent fees                           5,067
-----------------------------------------------------------
Accrued operating expenses                           35,143
===========================================================
    Total liabilities                               851,941
===========================================================
Net assets applicable to shares outstanding     $57,943,502
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $57,921,970
-----------------------------------------------------------
Undistributed net investment income                  21,532
===========================================================
                                                $57,943,502
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $43,073,185
___________________________________________________________
===========================================================
Investor Class                                  $14,870,317
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          43,065,840
___________________________________________________________
===========================================================
Investor Class                                   14,895,286
___________________________________________________________
===========================================================
Net asset value, offering and redemption price
  per share for each class                      $      1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $783,039
======================================================================

EXPENSES:

Advisory fees                                                  107,434
----------------------------------------------------------------------
Administrative services fees                                    25,068
----------------------------------------------------------------------
Custodian fees                                                   1,593
----------------------------------------------------------------------
Distribution fees -- Class A                                    56,606
----------------------------------------------------------------------
Transfer agent fees                                             38,940
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        8,410
----------------------------------------------------------------------
Registration and filing fees                                    24,642
----------------------------------------------------------------------
Professional services fees                                      29,174
----------------------------------------------------------------------
Other                                                           12,632
======================================================================
    Total expenses                                             304,499
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (35,229)
======================================================================
    Net expenses                                               269,270
======================================================================
Net investment income                                          513,769
======================================================================
Net increase in net assets resulting from operations          $513,769
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2005             2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   513,769     $    539,538
===========================================================================================
    Net increase in net assets resulting from operations           513,769          539,538
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (372,771)        (387,706)
-------------------------------------------------------------------------------------------
  Investor Class                                                  (140,998)        (151,832)
===========================================================================================
    Decrease in net assets resulting from distributions           (513,769)        (539,538)
===========================================================================================
Share transactions-net:
  Class A                                                       (3,840,504)     (28,633,291)
-------------------------------------------------------------------------------------------
  Investor Class                                                (2,344,849)      (2,953,498)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (6,185,353)     (31,586,789)
===========================================================================================
    Net increase (decrease) in net assets                       (6,185,353)     (31,586,789)
===========================================================================================

NET ASSETS:

  Beginning of period                                           64,128,855       95,715,644
===========================================================================================
  End of period (including undistributed net investment
    income of $21,532 and $21,532, respectively)               $57,943,502     $ 64,128,855
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $477.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $25,068.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended September 30, 2005, the Fund paid AISI $38,940.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.15% of the Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended September 30, 2005, the Class A shares paid $22,642 after ADI waived Plan fees of $33,964.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2005, the Fund engaged in securities purchases of $0 and sales of $5,723,116, which resulted in net realized gains (losses) of $0.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $788.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $1,503 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of September 30, 2005.

NOTE 8--SHARE INFORMATION

The Fund currently consists of two different classes of shares: Class A shares and Investor Class shares. Class A shares and Investor Class shares are sold at net asset value.

    Investor Class shares of the Fund are offered only to certain grandfathered investors.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                     SEPTEMBER 30,                    MARCH 31,
                                                                        2005(a)                         2005
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      23,316,635    $ 23,316,635     59,160,740    $ 59,160,740
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                4,195,118       4,195,118     12,777,660      12,777,660
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         305,277         305,277        341,924         341,924
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  134,820         134,820        146,193         146,193
========================================================================================================================
Reacquired:
  Class A                                                     (27,462,416)    (27,462,416)   (88,135,955)    (88,135,955)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (6,674,787)     (6,674,787)   (15,877,351)    (15,877,351)
========================================================================================================================
                                                               (6,185,353)   $ (6,185,353)   (31,586,789)   $(31,586,789)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two individuals that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                                                             YEAR ENDED MARCH 31,
                                                         SIX MONTHS           ---------------------------------------------------
                                                           ENDED
                                                       SEPTEMBER 30,
                                                            2005               2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  1.00             $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        0.01                0.01      0.004       0.01       0.02       0.04
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                   (0.01)              (0.01)    (0.004)     (0.01)     (0.02)     (0.04)
=================================================================================================================================
Net asset value, end of period                            $  1.00             $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              0.83%               0.72%      0.41%      0.77%      1.84%      3.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $43,073             $46,914    $75,547    $66,342    $54,996    $63,480
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.91%(b)            0.80%      0.76%      0.79%      0.79%      0.76%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.06%(b)            1.00%      0.91%      0.94%      0.94%      0.91%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                     1.64%(b)            0.68%      0.40%      0.76%      1.85%      3.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $45,161,063.

                                                                              INVESTOR CLASS
                                                              -----------------------------------------------
                                                                                                SEPTEMBER 30,
                                                                                                    2003
                                                               SIX MONTHS                        (DATE SALES
                                                                  ENDED           YEAR ENDED    COMMENCED) TO
                                                              SEPTEMBER 30,       MARCH 31,       MARCH 31,
                                                                  2005               2005           2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  1.00           $  1.00         $  1.00
-------------------------------------------------------------------------------------------------------------
Net investment income                                               0.01              0.01           0.002
-------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                          (0.01)            (0.01)         (0.002)
=============================================================================================================
Net asset value, end of period                                   $  1.00           $  1.00         $  1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                                     0.88%             0.82%           0.23%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $14,870           $17,215         $20,169
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                             0.81%(b)          0.70%(c)        0.67%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income to average net assets                1.74%(b)          0.78%           0.49%(d)
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $16,062,288.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 0.75%.
(d)  Annualized.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Robert G. Alley                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  J. Philip Ferguson
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                  Karen Dunn Kelley                             1177 Avenue of the Americas
                                  Vice President                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173












      DOMESTIC EQUITY                                 SECTOR EQUITY                           AIM ALLOCATION SOLUTIONS

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Balanced Fund*                     AIM Energy Fund                            AIM Growth Allocation Fund(2)
AIM Basic Value Fund                         AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Blue Chip Fund                           AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund
AIM Constellation Fund                       AIM Leisure Fund
AIM Diversified Dividend Fund                AIM Multi-Sector Fund                             DIVERSIFIED PORTFOLIOS
AIM Dynamics Fund                            AIM Real Estate Fund(1)
AIM Large Cap Basic Value Fund               AIM Technology Fund                        AIM Income Allocation Fund
AIM Large Cap Growth Fund                    AIM Utilities Fund                         AIM International Allocation Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                                FIXED INCOME
AIM Opportunities I Fund
AIM Opportunities II Fund                    TAXABLE
AIM Opportunities III Fund
AIM Premier Equity Fund                      AIM Floating Rate Fund
AIM S&P 500 Index Fund                       AIM High Yield Fund
AIM Select Equity Fund                       AIM Income Fund
AIM Small Cap Equity Fund                    AIM Intermediate Government Fund
AIM Small Cap Growth Fund(1)                 AIM Limited Maturity Treasury Fund
AIM Small Company Growth Fund                AIM Money Market Fund
AIM Trimark Endeavor Fund                    AIM Short Term Bond Fund
AIM Trimark Small Companies Fund             AIM Total Return Bond Fund
AIM Weingarten Fund                          Premier Portfolio
                                             Premier U.S. Government Money Portfolio
*Domestic equity and income fund
                                             TAX-FREE

                                             AIM High Income Municipal Fund(1)
      INTERNATIONAL/GLOBAL EQUITY            AIM Municipal Bond Fund
                                             AIM Tax-Exempt Cash Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund                  Premier Tax-Exempt Portfolio
AIM European Growth Fund
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund            (1) This fund has limited public sales of its shares to certain
AIM Global Equity Fund                           investors. For more information on who may continue to invest in
AIM Global Growth Fund                           the fund, please see the appropriate prospectus.
AIM Global Value Fund
AIM International Core Equity Fund           (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was
AIM International Growth Fund                    renamed AIM Growth Allocation Fund.
AIM International Small Company Fund(1)
AIM Trimark Fund                                 If used after December 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance
                                             Review for the most recent quarter-end. Mutual funds distributed by
                                             A I M Distributors, Inc.

                                             A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.

                                             ======================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES
                                             CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A
                                             PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE
                                             INVESTING.
                                             ======================================================================

                                             AIMinvestments.com          TEC-SAR-1          A I M Distributors, Inc.


                    [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                             --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                  AIM TAX-FREE INTERMEDIATE FUND
                          Semiannual Report to Shareholders o September 30, 2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM TAX-FREE INTERMEDIATE FUND SEEKS TO GENERATE AS HIGH A LEVEL OF TAX-EXEMPT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF \
CAPITAL.

o Unless otherwise stated, information presented in this report is as of September 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          OTHER INFORMATION                            The Fund provides a complete list of its
                                                                                          holdings four times in each fiscal year,
o As of close of business October 30,        o Revenue bonds are issued to finance        at the quarter-ends. For the second and
2002, Class A shares were closed to new      public-works projects and are supported      fourth quarters, the lists appear in the
investors.                                   directly by the project's revenues.          Fund's semiannual and annual reports to
                                             General obligation (GO) bonds are backed     shareholders. For the first and third
PRINCIPAL RISKS OF INVESTING IN THE FUND     by the full faith and credit (including      quarters, the Fund files the lists with
                                             the taxing and further borrowing power)      the Securities and Exchange Commission
o U.S. Treasury securities such as           of a state or municipality. Revenue          (SEC) on Form N-Q. The most recent list
bills, notes and bonds offer a high          bonds often are considered more              of portfolio holdings is available at
degree of safety, and they guarantee the     attractive, since many public-works          AIMinvestments.com. From our home page,
payment of principal and any applicable      projects (water and sewer improvements,      click on Products & Performance, then
interest if held to maturity. Fund           for example) are necessities, and demand     Mutual Funds, then Fund Overview. Select
shares are not insured, and their value      for them remains constant regardless of      your Fund from the drop-down menu and
and yield will vary with market              economic conditions. Shareholders may        click on Complete Quarterly Holdings.
conditions.                                  benefit from their consistent income in      Shareholders can also look up the Fund's
                                             the event of an economic slowdown.           Forms N-Q on the SEC's Web site at
ABOUT INDEXES USED IN THIS REPORT            Advanced refunded securities                 sec.gov. And copies of the Fund's Forms
                                             (escrowed-to-maturity or pre-refunded)       N-Q may be reviewed and copied at the
o The unmanaged LIPPER INTERMEDIATE          are secured by an escrow fund of U.S.        SEC's Public Reference Room at 450 Fifth
MUNI-DEBT FUND INDEX represents an           Treasury obligations or other high           Street, N.W., Washington, D.C.
average of the 30 largest                    quality debt securities; the escrow fund     20549-0102. You can obtain information
intermediate-term municipal-bond funds       is used to pay principal and interest on     on the operation of the Public Reference
tracked by Lipper, Inc., an independent      the refunded bond, as well as retire it      Room, including information about
mutual fund performance monitor.             in full on the date indicated.               duplicating fee charges, by calling
                                                                                          202-942-8090 or 800-732-0330, or by
o The unmanaged LEHMAN BROTHERS              o The average credit quality of the          electronic request at the following
MUNICIPAL BOND INDEX, which represents       Fund's holdings as of the close of the       e-mail address: publicinfo@sec.gov. The
the performance of investment-grade          reporting period represents the weighted     SEC file numbers for the Fund are
municipal bonds, is compiled by Lehman       average quality rating of the securities     811-07890 and 33-66242.
Brothers, a global investment bank.          in the portfolio as assigned by
                                             Nationally Recognized Statistical Rating     A description of the policies and
o The MERRILL LYNCH 3-7 YEAR MUNICIPAL       Organizations based on assessment of the     procedures that the Fund uses to
INDEX is a domestic bond index that          credit quality of the individual             determine how to vote proxies relating
holds investment-grade municipal bonds       securities.                                  to portfolio securities is available
with maturities that range between 3 and                                                  without charge, upon request, from our
7 years.                                     o The returns shown in management's          Client Services department at 800-959-
                                             discussion of Fund performance are based     4246 or on the AIM Web site,
o The Fund is not managed to track the       on net asset values calculated for           AIMinvestments.com. On the home page,
performance of any particular index,         shareholder transactions. Generally          scroll down and click on AIM Funds Proxy
including the indexes defined here, and      accepted accounting principles require       Policy. The information is also
consequently, the performance of the         adjustments to be made to the net assets     available on the Securities and Exchange
Fund may deviate significantly from the      of the Fund at period end for financial      Commission's Web site, sec.gov.
performance of the indexes.                  reporting purposes, and as such, the net
                                             asset values for shareholder                 Information regarding how the Fund voted
o A direct investment cannot be made in      transactions and the returns based on        proxies related to its portfolio
an index. Unless otherwise indicated,        those net asset values may differ from       securities during the 12 months ended
index results include reinvested             the net asset values and returns             June 30, 2005, is available at our Web
dividends, and they do not reflect sales     reported in the Financial Highlights.        site. Go to AIMinvestments.com, access
charges. Performance of an index of                                                       the About Us tab, click on Required
funds reflects fund expenses;                                                             Notices and then click on Proxy Voting
performance of a market index does not.                                                   Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the Securities and Exchange
                                                                                          Commission's Web site, sec.gov.


                                                                                          ========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    AITFX
                                                                                          Class A3 Shares                   ATFAX

                                                                                          ========================================

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM TAX-FREE INTERMEDIATE FUND


                   DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                   The six-month period covered by this report was a good
                   one for the vast majority of investors. Equity and
                   fixed-income indexes, including municipal bond indexes,
                   delivered positive total returns. Solid economic growth and
 [GRAHAM           generally impressive company earnings offset concerns about
   PHOTO]          rising oil prices and the Federal Reserve's repeated
                   increases in short-term interest rates. In the short run, it appeared that hurricanes Katrina and Rita, which heavily damaged parts of the Gulf Coast as the reporting period was ending, had inflicted little damage on the U.S. economy, though it may take some time before the full impact of the storms is known.

                       For a discussion of how market conditions affected your
ROBERT H. GRAHAM   Fund and how the Fund was managed during the reporting
                   period, please turn to Page 3.

                   ADDITIONAL INFORMATION IN THIS REPORT

                   We would like to call your attention to two new elements
                   in this report on your Fund. First, on Page 2, is a letter from Bruce Crockett, the independent Chair of the Board of
                   Trustees of the AIM Funds. We first introduced you to Mr.
[WILLIAMSON        Crockett in the semiannual report on your Fund dated one year
   PHOTO]          ago. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last October.

                       Mr. Crockett has expressed an interest in keeping
                   shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged with
MARK H. WILLIAMSON looking out for the interests of shareholders, and Mr.
                   Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                   year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 7 and 8.

                       Further information about the markets, your Fund, and
                   investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                   you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                   Sincerely,


                   /S/ ROBERT H. GRAHAM                  /S/ MARK H. WILLIAMSON
                   Robert H. Graham                      Mark H. Williamson
                   President & Vice Chair,               President, A I M
                   AIM Funds                             Advisors, Inc.

                   November 14, 2005

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TAX-FREE INTERMEDIATE FUND


                   DEAR AIM FUNDS SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                   approved voluntary fee reductions from A I M Advisors, Inc.
[CROCKETT          (AIM) that save shareholders approximately $20.8 million
  PHOTO]           annually, based on asset levels as of March 31, 2005. The
                   majority of these expense reductions, which took effect July
                   1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                   two and one-half months of review and discussions, took place BRUCE L. CROCKETT over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   November 14, 2005

AIM TAX-FREE INTERMEDIATE FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=====================================================================================      invest primarily in insured municipal
PERFORMANCE SUMMARY                          FUND VS. INDEXES                              bonds, which offer competitive yields
                                                                                           with greater safety and liquidity than
AIM Tax-Free Intermediate Fund continued     TOTAL RETURNS, 3/31/05-9/30/05,               similar uninsured municipal bonds.
to provide attractive current income free    EXCLUDING APPLICABLE SALES
of federal taxes for the six-month           CHARGES. IF SALES CHARGES                       We intend to purchase and hold
reporting period ended September 30,         WERE INCLUDED, RETURNS                        municipal bonds to maturity to avoid
2005. Your Fund's 30-day distribution        WOULD BE LOWER.                               selling-related capital gains. However,
rates of 4.36% for Class A shares and                                                      there are times when we will sell
4.04% for Class A3 shares were higher        Class A Shares                     1.47%      securities based on the following
than those of the Fund's peers. Please                                                     factors:
turn to Page 5 for long-term performance     Class A3 Shares                    1.30
results.                                                                                   o down-grading in credit quality
                                             Lehman Brothers
  Your Fund's heavier weighting in bonds     Municipal Bond Index                          o a decision to shorten or lengthen the
with short maturities (one to five years)    (Broad Market Index)               2.80         Fund's duration
hindered total return in comparison with
the Fund's benchmarks. It should be          Merrill Lynch 3-7 Year                        o to limit or reduce exposure to a
noted, however, that we manage the Fund      Municipal Index                                 particular sector or issuer
for current income rather than total         (Style-specific Index)             1.95
return.                                                                                    o shareholder redemptions
                                             Lipper Intermediate
                                             Muni-Debt Fund Index                          MARKET CONDITIONS AND YOUR FUND
                                             (Peer Group Index)                 2.19
                                                                                           The municipal bond market underperformed
                                             SOURCE: LIPPER,INC.                           the broad U.S. stock market during the
                                                                                           period, despite investor concerns about
=====================================================================================      high energy prices, inflation and the
                                                                                           economic impact of Hurricane Katrina. We
HOW WE INVEST                                with more than 10 1/2 years to maturity,      observed that most municipal bond funds
                                             which helps to modestly preserve capital      were hurt late in the period as interest
We believe that an actively managed          in a rising interest rate environment. In     rates rose on short- and
portfolio of municipal bonds can provide     addition, we invest only in bonds rated A     intermediate-maturity bonds, and airline
a steady stream of tax-exempt income         or better by nationally recognized            bond prices fell sharply in the wake of
while providing protection of principal.     statistical rating organizations, which       bankruptcy filings by Northwest Airlines
Through active management we strive to       provides protection against credit risk.      and Delta Airlines in September 2005.
avoid capital gains and ordinary income,     Finally, the Fund does not invest in
which are taxable to shareholders, while     bonds that pay interest subject to the          The volume of municipal bond issuance
providing competitive income in all          alternative minimum tax (AMT).                through September was on pace to set an
market environments.                                                                       all-time record high. We observed that a
                                               We invest mostly in revenue bonds as        weaker-than-expected economic recovery
  We invest primarily in municipal bonds,    proceeds for specific projects are used       resulted in states issuing more debt to
which include revenue and general            to pay interest and principal on those        finance projects. In addition, borrowers
obligation bonds. The Fund may not           bonds. We also                                wanted to issue bonds prior to an
purchase bonds                                                                             anticipated rise in yields. The emergence

                                                                                                                       (continued)

====================================================================================================================================

PORTFOLIO COMPOSITION                        TOP FIVE FIXED-INCOME HOLDINGS
                                                                                                                            % OF NET
By credit quality as of 9/30/05                                                        COUPON            MATURITY            ASSETS

               [PIE CHART]                   1. District of Columbia                    5.50%           06/01/2009             4.0%
AA                                  17.6%
                                             2. New Jersey (State of)
A                                    4.5%       Transportation Trust Fund
                                                Authority                               5.50            06/15/2010              2.3
AAA                                 77.9%
                                             3. Chicago (City of)                       6.50            12/01/2008              2.3
Sources for Credit Quality Ratings:
Moody's, Standard & Poor's and Fitch         4. Energy Northwest                        5.50            07/01/2011              2.2

The Fund's holdings are subject to           5. San Antonio (City of)                   5.25            02/01/2010              1.6
change, and there is no assurance that
the Fund will continue to hold any
particular security.                         TOTAL NET ASSETS                                                        $378.0 MILLION

                                             NUMBER OF BOND HOLDINGS                                                           207

                                             AVERAGE QUALITY RATING                                                            AA+

                                             WEIGHTED AVERAGE MATURITY                                                  3.88 YEARS

                                             AVERAGE DURATION                                                           3.20 YEARS

====================================================================================================================================

AIM TAX-FREE INTERMEDIATE FUND



of large, non-traditional buyers (mainly       Your Fund's sector allocations remained                         RICHARD A. BERRY,
hedge funds) aided distribution and          relatively constant, with two-thirds of                           Chartered Financial
liquidity within the market. However,        holdings in insured bonds. Insured                 [BERRY         Analyst, senior
increased demand for municipal bonds has     municipal bonds generally offer                    PHOTO]         portfolio manager, is
not greatly boosted return ratios in         competitive yields with greater safety                            co-manager of AIM
comparison with taxable bonds. The ratio     and liquidity than similar uninsured                              Tax-Free Intermediate
of the 10-year municipal bond yield to       municipal bonds. Prospectus guidelines                            Fund. Mr. Berry
comparable maturity Treasury securities      prohibit us from purchasing municipal         joined AIM in 1987 and has been in the
rose only slightly. Municipal bond credit    bonds with lower ratings than A, which        investment industry since 1968. He has
ratings remained strong.                     protects the portfolio from adverse           served as president and director of the
                                             credit risk. As of September 30, 2005,        Dallas Association of Investment
              THE VOLUME OF                  approximately 78% of Fund assets were         Analysts, chairman of the board of
             MUNICIPAL BOND                  invested in AAA-rated securities.             regents of the Financial Analysts Seminar
            ISSUANCE THROUGH                                                               and a trustee of Lancaster Independent
            SEPTEMBER WAS ON                 IN CLOSING                                    School District. He received his B.B.A.
         PACE TO SET AN ALL-TIME                                                           and M.B.A. from Texas Christian
              RECORD HIGH.                   Many economists expect economic growth to     University.
                                             moderate during the remaining quarter of
  In an effort to stem inflation, the        2005 into early 2006. Interestingly,                              STEPHEN D. TURMAN,
Federal Reserve (the Fed) continued its      however, they also predict the Fed will                           Chartered Financial
quarter-point (0.25%) increases of the       continue to raise the federal funds                 [TURMAN       Analyst, is
federal funds target rate. During the        target rate during this same period to               PHOTO]       co-manager of AIM
period, the Fed increased the federal        4.25% or 4.50% in an effort to ward off                           Tax-Free Intermediate
funds rate four times to end at 3.75% on     potential inflation. Higher short-term                            Fund. Mr. Turman has
September 25, 2005. The central bank         interest rates, along with higher                                 been in the
acknowledged some short-term economic        resource and commodity prices (especially                         investment
weakness associated with Hurricane           petroleum), may combine to slow near-term     business since 1983 and joined AIM as a
Katrina, but said that the economy           U.S. economic growth prospects.               trader in 1985. He was named to his
continued to be poised for robust growth                                                   current position in 1992. Prior to
in the longer term.                            Amid this scenario, we will continue to     joining the company, he worked in
                                             manage the Fund in a conservative manner      institutional sales. A native of Tyler,
  As the Fed raised the federal funds        with a duration that is likely to be near     Texas, Mr. Turman received a B.B.A. in
rate, short-term interest rates also rose    or possibly lower than the duration of        finance from The University of Texas at
during the period. Surprisingly,             our peers. We continue to take steps to       Arlington.
long-term rates did not keep pace,           protect investor principal in the face of
creating a "flattening" of the yield         rising interest rates while seeking to        Assisted by Municipal Bond Team
curve. These developments had a negative     provide attractive tax-free income.
effect on your Fund because we focused on
shorter-maturity bonds, which typically        As always, we thank you for your
have less price volatility and are less      investment in AIM Tax-Free Intermediate
risky than their longer-maturity             Fund.
counterparts. With the flattening of the
yield curve, prices rose on                  THE VIEWS AND OPINIONS EXPRESSED IN
longer-maturity bonds during the period.     MANAGEMENT'S DISCUSSION OF FUND
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,
  Although damage from Hurricane Katrina     INC. THESE VIEWS AND OPINIONS ARE SUBJECT
was devastating, the storm had minimal       TO CHANGE AT ANY TIME BASED ON FACTORS
impact on your Fund's performance. The       SUCH AS MARKET AND ECONOMIC CONDITIONS.
majority of our holdings in Mississippi,     THESE VIEWS AND OPINIONS MAY NOT BE
Louisiana and Alabama municipalities were    RELIED UPON AS INVESTMENT ADVICE OR
geographically far enough north not to be    RECOMMENDATIONS, OR AS AN OFFER FOR A
affected by the storm.                       PARTICULAR SECURITY. THE INFORMATION IS
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                             OF ANY MARKET, COUNTRY, INDUSTRY,
                                             SECURITY OR THE FUND. STATEMENTS OF FACT
                                             ARE FROM SOURCES CONSIDERED RELIABLE, BUT
                                             A I M ADVISORS, INC. MAKES NO
                                             REPRESENTATION OR WARRANTY AS TO THEIR
                                             COMPLETENESS OR ACCURACY. ALTHOUGH
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE OF
                                             FUTURE RESULTS, THESE INSIGHTS MAY HELP
                                             YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
                                             PHILOSOPHY.
                                                                                                  [RIGHT ARROW GRAPHIC]
                                                    See important Fund and index
                                                   disclosures inside front cover.         FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE,PLEASE SEE PAGE 5.

AIM TAX-FREE INTERMEDIATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's performance record for periods ended September 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


=========================================
AVERAGE ANNUAL TOTAL RETURNS                 INCEPTION AND THE RESTATED HISTORICAL         CANNOT GUARANTEE COMPARABLE FUTURE
As of 9/30/05, including applicable          PERFORMANCE OF THE FUND'S CLASS A SHARES      RESULTS; CURRENT PERFORMANCE MAY BE LOWER
sales charges                                (FOR PERIODS PRIOR TO THE INCEPTION OF        OR HIGHER. PLEASE VISIT
                                             CLASS A3 SHARES) AT NET ASSET VALUE,          AIMINVESTMENTS.COM FOR THE MOST RECENT
CLASS A SHARES                               ADJUSTED TO REFLECT THE HIGHER RULE 12b-1     MONTH-END PERFORMANCE. PERFORMANCE
Inception (5/11/87)             5.56%        FEES APPLICABLE TO CLASS A3 SHARES.           FIGURES REFLECT REINVESTED DISTRIBUTIONS,
10 Years                        4.61                                                       CHANGES IN NET ASSET VALUE AND THE EFFECT
 5 Years                        4.51           CLASS A SHARE PERFORMANCE REFLECTS THE      OF THE MAXIMUM APPLICABLE SALES CHARGE
 1 Year                        -0.10         MAXIMUM 1.00% SALES CHARGE. CLASS A3          UNLESS OTHERWISE STATED. INVESTMENT
                                             SHARES DO NOT HAVE A FRONT-END SALES          RETURN AND PRINCIPAL VALUE WILL FLUCTUATE
CLASS A3 SHARES                              CHARGE OR A CDSC; THEREFORE, PERFORMANCE      SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN
10 Years                        4.34%        QUOTED IS AT NET ASSET VALUE. THE             YOU SELL SHARES.
 5 Years                        4.34         PERFORMANCE OF THE FUND'S SHARE CLASSES
 1 Year                         0.58         WILL DIFFER DUE TO DIFFERENT SALES CHARGE       HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             STRUCTURES AND CLASS EXPENSES.                REIMBURSED EXPENSES FOR CLASS A SHARES IN
=========================================                                                  THE PAST, PERFORMANCE WOULD HAVE BEEN
                                               THE PERFORMANCE DATA QUOTED REPRESENT       LOWER.
THE INCEPTION DATE OF CLASS A3 SHARES IS     PAST PERFORMANCE AND
OCTOBER 31, 2002. RETURNS SINCE THAT DATE
ARE HISTORICAL RETURNS. ALL OTHER RETURNS
ARE THE BLENDED RETURNS OF THE HISTORICAL
PERFORMANCE OF THE FUND'S CLASS A3 SHARES
SINCE THEIR

====================================================================================================================================

FUND PROVIDES CURRENT INCOME

                                30-DAY              TAXABLE
                             DISTRIBUTION      EQUIVALENT 30-DAY      30-DAY      TAXABLE EQUIVALENT
                                 RATE          DISTRIBUTION RATE     SEC YIELD     30-DAY SEC YIELD

Class A Shares                  4.36%                6.71%             2.82%             4.34%

Class A3 Shares                 4.04                 6.22              2.60              4.00

o The Fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end offering price.

o The Fund's taxable-equivalent 30-day distribution rate is calculated in the same manner as the 30-day distribution rate, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on September 30, 2005.

o The Fund's 30-day SEC Yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The Fund's taxable-equivalent 30-day SEC Yield is calculated in the same manner as the 30-day SEC Yield, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on September 30, 2005.

================================================================================

AIM TAX-FREE INTERMEDIATE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600      you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),      information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in    of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled         To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown in
ongoing costs (in dollars) of investing      COMPARISON PURPOSES                          the table are meant to highlight your
in the Fund and to compare these costs                                                    ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information    transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and        charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate     redemptions, and redemption fees, if any.
entire period April 1, 2005, through         of return of 5% per year before expenses,    Therefore, the hypothetical information
September 30, 2005.                          which is not the Fund's actual return.       is useful in comparing ongoing costs
                                             The Fund's actual cumulative total           only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses    relative total costs of owning different
                                             for the six months ended September 30,       funds. In addition, if these
The table below provides information         2005, appear in the table "Fund vs.          transactional costs were included, your
about actual account values and actual       Indexes" on Page 3.                          costs would have been higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                     ACTUAL                                               HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING              EXPENSES        ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS            (04/01/05)           (9/30/05)(1)         PERIOD(2,3)     (9/30/05)          PERIOD(2,4)          RATIO
  A              $1,000.00            $1,014.70              $2.27         $1,022.81            $2.28               0.45%
  A3              1,000.00             1,013.00               3.78          1,021.31             3.80               0.75

(1) The actual ending account value is based on the actual total return of the Fund for the period, April 1, 2005, through September
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2005, appear in the table "Fund vs. Indexes" on Page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year. Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12B-1 plan fees for Class A3 shares to 0.25%. The annualized expense ratio restated as if the agreement had been in effect throughout the entire most recent fiscal half year is 0.70% for the Class A3 shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $3.53 for the Class A3 shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $3.55 for the Class A3 shares.

====================================================================================================================================

                                                                                              [ARROW
                                                                                               BUTTON     For More Information Visit
                                                                                               IMAGE]     AIMinvestments.com

AIM TAX-FREE INTERMEDIATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Tax-Exempt      o The quality of services to be provided  o Overall performance of AIM. The Board
Funds (the "Board") oversees the             by AIM. The Board reviewed the            considered the overall performance of AIM
management of AIM Tax-Free Intermediate      credentials and experience of the         in providing investment advisory and
Fund (the "Fund") and, as required by        officers and employees of AIM who will    portfolio administrative services to the
law, determines annually whether to          provide investment advisory services to   Fund and concluded that such performance
approve the continuance of the Fund's        the Fund. In reviewing the qualifications was satisfactory.
advisory agreement with AIM. Based upon      of AIM to provide investment advisory
the recommendation of the Investments        services, the Board reviewed the          o Fees relative to those of clients of
Committee of the Board, which is             qualifications of AIM's investment        AIM with comparable investment
comprised solely of independent trustees,    personnel and considered such issues as   strategies. The Board noted that AIM does
at a meeting held on June 30, 2005, the      AIM's portfolio and product review        not serve as an advisor to other mutual
Board, including all of the independent      process, various back office support      funds or other clients with investment
trustees, approved the continuance of the    functions provided by AIM and AIM's       strategies comparable to those of the
advisory agreement (the "Advisory            equity and fixed income trading           Fund.
Agreement") between the Fund and AIM for     operations. Based on the review of these
another year, effective July 1, 2005.        and other factors, the Board concluded    o Fees relative to those of comparable
                                             that the quality of services to be        funds with other advisors. The Board
   The Board considered the factors          provided by AIM was appropriate and that  reviewed the advisory fee rate for the
discussed below in evaluating the            AIM currently is providing satisfactory   Fund under the Advisory Agreement. The
fairness and reasonableness of the           services in accordance with the terms of  Board compared effective contractual
Advisory Agreement at the meeting on June    the Advisory Agreement.                   advisory fee rates at a common asset
30, 2005 and as part of the Board's                                                    level and noted that the Fund's rate was
ongoing oversight of the Fund. In their      o The performance of the Fund relative to below the median rate of the funds
deliberations, the Board and the             comparable funds. The Board reviewed the  advised by other advisors with investment
independent trustees did not identify any    performance of the Fund during the past   strategies comparable to those of the
particular factor that was controlling,      one, three and five calendar years        Fund that the Board reviewed. Based on
and each trustee attributed different        against the performance of funds advised  this review, the Board concluded that the
weights to the various factors.              by other advisors with investment         advisory fee rate for the Fund under the
                                             strategies comparable to those of the     Advisory Agreement was fair and
   One of the responsibilities of the        Fund. The Board noted that the Fund's     reasonable.
Senior Officer of the Fund, who is           performance in such periods was below the
independent of AIM and AIM's affiliates,     median performance of such comparable     o Expense limitations and fee waivers.
is to manage the process by which the        funds. The Board noted that AIM has       The Board noted that there were no fee
Fund's proposed management fees are          acknowledged that the Fund continues to   waivers or expense limitations currently
negotiated to ensure that they are           require a long-term solution to its       in effect for the Fund. The Board
negotiated in a manner which is at arm's     under-performance, and that management is concluded that no such waivers or
length and reasonable. To that end, the      continuing to closely monitor the         limitations were necessary at this time
Senior Officer must either supervise a       performance of the Fund and analyze       because the Fund's overall expense ratio
competitive bidding process or prepare an    various possible long-term solutions.     was below the median expense ratio of the
independent written evaluation. The          Based on this review, the Board concluded funds advised by other advisors with
Senior Officer has recommended an            that no changes should be made to the     investment strategies comparable to those
independent written evaluation in lieu of    Fund and that it was not necessary to     of the Fund that the Board reviewed.
a competitive bidding process and, upon      change the Fund's portfolio management
the direction of the Board, has prepared     team at this time.                        o Breakpoints and economies of scale. The
such an independent written evaluation.                                                Board reviewed the structure of the
Such written evaluation also considered      o The performance of the Fund relative to Fund's advisory fee under the Advisory
certain of the factors discussed below.      indices. The Board reviewed the           Agreement, noting that it includes two
In addition, as discussed below, the         performance of the Fund during the past   breakpoints. The Board reviewed the level
Senior Officer made certain                  one, three and five calendar years        of the Fund's advisory fees, and noted
recommendations to the Board in              against the performance of the Lipper     that such fees, as a percentage of the
connection with such written evaluation.     Intermediate Municipal Fund Index. The    Fund's net assets, would decrease as net
                                             Board noted that the Fund's performance   assets increase because the Advisory
   The discussion below serves as a          for the three and five year periods was   Agreement includes breakpoints. The Board
summary of the Senior Officer's              comparable to the performance of such     noted that, due to the Fund's current
independent written evaluation and           Index and below such Index for the one    asset levels and the way in which the
recommendations to the Board in              year period. The Board noted that AIM has advisory fee breakpoints have been
connection therewith, as well as a           acknowledged that the Fund continues to   structured, the Fund has yet to benefit
discussion of the material factors and       require a long-term solution to its       from the breakpoints. The Board concluded
the conclusions with respect thereto that    under-performance, and that management is that the Fund's fee levels under the
formed the basis for the Board's approval    continuing to closely monitor the         Advisory Agreement therefore would
of the Advisory Agreement. After             performance of the Fund and analyze       reflect economies of scale at higher
consideration of all of the factors below    various possible long-term solutions.     asset levels and that it was not
and based on its informed business           Based on this review, the Board concluded necessary to change the advisory fee
judgment, the Board determined that the      that no changes should be made to the     breakpoints in the Fund's advisory fee
Advisory Agreement is in the best            Fund and that it was not necessary to     schedule.
interests of the Fund and its                change the Fund's portfolio management
shareholders and that the compensation to    team at this time.                        o Investments in affiliated money market
AIM under the Advisory Agreement is fair                                               funds. The Board also took into account
and reasonable and would have been           o Meeting with the Fund's portfolio       the fact that uninvested cash and cash
obtained through arm's length                managers and investment personnel. With   collateral from securities lending
negotiations.                                respect to the Fund, the Board is meeting arrangements (collectively, "cash
                                             periodically with such Fund's portfolio   balances") of the Fund may be invested in
o The nature and extent of the advisory      managers and/or other investment          money market funds advised by AIM
services to be provided by AIM. The Board    personnel and believes that such          pursuant to the terms of an SEC exemptive
reviewed the services to be provided by      individuals are competent and able to     order. The Board found that the Fund may
AIM under the Advisory Agreement. Based      continue to carry out their               realize certain benefits upon investing
on such review, the Board concluded that     responsibilities under the Advisory       cash balances in AIM advised money market
the range of services to be provided by      Agreement.                                funds, including a higher net return,
AIM under the Advisory Agreement was                                                   increased liquidity, increased
appropriate and that AIM currently is                                                  diversification or decreased transaction
providing services in accordance with the                                              costs. The Board also found that the Fund
terms of the Advisory Agreement.                                                       will not receive reduced services if it

AIM TAX-FREE INTERMEDIATE FUND


invests its cash balances in such money      o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
market funds. The Board noted that, to       Board considered the benefits realized by    determining whether to continue the
the extent the Fund invests in affiliated    AIM as a result of brokerage transactions    Advisory Agreement for the Fund, the
money market funds, AIM has voluntarily      executed through "soft dollar"               Board considered the fact that AIM, along
agreed to waive a portion of the advisory    arrangements. Under these arrangements,      with others in the mutual fund industry,
fees it receives from the Fund               brokerage commissions paid by the Fund       is subject to regulatory inquiries and
attributable to such investment. The         and/or other funds advised by AIM are        litigation related to a wide range of
Board further determined that the            used to pay for research and execution       issues. The Board also considered the
proposed securities lending program and      services. This research is used by AIM in    governance and compliance reforms being
related procedures with respect to the       making investment decisions for the Fund.    undertaken by AIM and its affiliates,
lending Fund is in the best interests of     The Board concluded that such                including maintaining an internal
the lending Fund and its respective          arrangements were appropriate.               controls committee and retaining an
shareholders. The Board therefore                                                         independent compliance consultant, and
concluded that the investment of cash        o AIM's financial soundness in light of      the fact that AIM has undertaken to cause
collateral received in connection with       the Fund's needs. The Board considered       the Fund to operate in accordance with
the securities lending program in the        whether AIM is financially sound and has     certain governance policies and
money market funds according to the          the resources necessary to perform its       practices. The Board concluded that these
procedures is in the best interests of       obligations under the Advisory Agreement,    actions indicated a good faith effort on
the lending Fund and its respective          and concluded that AIM has the financial     the part of AIM to adhere to the highest
shareholders.                                resources necessary to fulfill its           ethical standards, and determined that
                                             obligations under the Advisory Agreement.    the current regulatory and litigation
o Independent written evaluation and                                                      environment to which AIM is subject
recommendations of the Fund's Senior         o Historical relationship between the        should not prevent the Board from
Officer. The Board noted that, upon their    Fund and AIM. In determining whether to      continuing the Advisory Agreement for the
direction, the Senior Officer of the         continue the Advisory Agreement for the      Fund.
Fund, who is independent of AIM and AIM's    Fund, the Board also considered the prior
affiliates, had prepared an independent      relationship between AIM and the Fund, as
written evaluation in order to assist the    well as the Board's knowledge of AIM's
Board in determining the reasonableness      operations, and concluded that it was
of the proposed management fees of the       beneficial to maintain the current
AIM Funds, including the Fund. The Board     relationship, in part, because of such
noted that the Senior Officer's written      knowledge. The Board also reviewed the
evaluation had been relied upon by the       general nature of the non-investment
Board in this regard in lieu of a            advisory services currently performed by
competitive bidding process. In              AIM and its affiliates, such as
determining whether to continue the          administrative, transfer agency and
Advisory Agreement for the Fund, the         distribution services, and the fees
Board considered the Senior Officer's        received by AIM and its affiliates for
written evaluation and the recommendation    performing such services. In addition to
made by the Senior Officer to the Board      reviewing such services, the trustees
that the Board consider implementing a       also considered the organizational
process to assist them in more closely       structure employed by AIM and its
monitoring the performance of the AIM        affiliates to provide those services.
Funds. The Board concluded that it would     Based on the review of these and other
be advisable to implement such a process     factors, the Board concluded that AIM and
as soon as reasonably practicable.           its affiliates were qualified to continue
                                             to provide non-investment advisory
o Profitability of AIM and its               services to the Fund, including
affiliates. The Board reviewed               administrative, transfer agency and
information concerning the profitability     distribution services, and that AIM and
of AIM's (and its affiliates') investment    its affiliates currently are providing
advisory and other activities and its        satisfactory non-investment advisory
financial condition. The Board considered    services.
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 9/30/05

AIM TAX-FREE INTERMEDIATE FUND

                                             =========================================
INSTITUTIONAL CLASS SHARES                                                                   PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 9/30/05                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     10 Years                            4.72%    REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings. Institutional     5 Years                            4.72     ASSET VALUE. INVESTMENT RETURN AND
Class shares are offered exclusively to       1 Year                             0.95     PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
institutional investors, including           6 Months*                           1.49     SHARES, WHEN REDEEMED, MAY BE WORTH MORE
defined contribution plans that meet                                                      OR LESS THAN THEIR ORIGINAL COST. SEE
certain criteria.                            *Cumulative total return that has not        FULL REPORT FOR INFORMATION ON
                                             been annualized                              COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                                                                          YOUR FUND PROSPECTUS FOR MORE
                                             =========================================    INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NAV.
                                             INSTITUTIONAL CLASS SHARES WOULD HAVE HAD
                                             DIFFERENT RETURNS DUE TO DIFFERENCES IN
                                             THE EXPENSE STRUCTURE OF THE
                                             INSTITUTIONAL CLASS.

                                                INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS JULY 30, 2004. RETURNS SINCE THAT
                                             DATE ARE HISTORICAL RETURNS. ALL OTHER
                                             RETURNS ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE.


=========================================

NASDAQ SYMBOL                  ATFIX

=========================================

                                   Over for information on your Fund's expenses.


                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com                 TFI-INS-2

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for        The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          actual ending account balance or expenses
ongoing costs, including management fees     result by the number in the table under      you paid for the period. You may use this
and other Fund expenses. This example is     the heading entitled "Actual Expenses        information to compare the ongoing costs
intended to help you understand your         Paid During Period" to estimate the          of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      expenses you paid on your account during     To do so, compare this 5% hypothetical
in the Fund and to compare these costs       this period.                                 example with the 5% hypothetical examples
with ongoing costs of investing in other                                                  that appear in the shareholder reports of
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     the other funds.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown in
entire period April 1, 2005, through         The table below also provides information    the table are meant to highlight your
September 30, 2005.                          about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     comparing ongoing costs only, and will
                                             of return of 5% per year before expenses,    not help you determine the relative total
The table below provides information         which is not the Fund's actual return.       costs of owning different funds.
about actual account values and actual       The Fund's actual cumulative total return
expenses. You may use the information in     after expenses for the six months ended
this table, together with the amount you     September 30, 2005, appears in the table
invested, to estimate the expenses that      on the front of this supplement.
you paid over the period. Simply

====================================================================================================================================

                                       ACTUAL                                                  HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING           ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
    SHARE            ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
    CLASS               (4/1/05)        (9/30/05)(1)           PERIOD(2)      (9/30/05)            PERIOD(2)         RATIO
Institutional          $1,000.00         $1,014.90              $2.07         $1,023.01              $2.08           0.41%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2005, through September
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended September 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================


AIMinvestments.com                  TFI-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(Unaudited)


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.26%

ALABAMA-2.23%

Alabama (State of) Special Care Facilities
  Financing Authority (Birmingham Charity
  Obligated Group); Hospital Series 1997 D RB
  4.95%, 11/01/07(b)(c)(d)                      NRR     Aaa     $   675    $    690,734
---------------------------------------------------------------------------------------
Birmingham (City of); Refunding Unlimited Tax
  Series 2001 B GO Wts.
  (INS-Financial Security
  Assurance Inc.)
  5.25%, 07/01/10(d)(e)                         AAA     Aaa       1,950       2,113,663
---------------------------------------------------------------------------------------
Jefferson (County of); School Limited Tax
  Series 2000 GO Wts.
  (INS-Financial Security
  Assurance Inc.) 5.05%, 02/15/09(d)(e)         AAA     Aaa       1,000       1,058,140
---------------------------------------------------------------------------------------
  Unlimited Tax Series 2001 A GO Wts.
  (INS-Ambac Assurance Corp.) 5.00%,
  04/01/10(d)(e)                                AAA     Aaa       2,925       3,128,346
---------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City of)
  Health Care Authority (Coffee Health Group
  Project);
  Series 1999 A RB (INS-MBIA Insurance Corp.)
  5.00%, 07/01/07(d)(e)                         AAA     Aaa       1,000       1,031,360
---------------------------------------------------------------------------------------
  Series 2000 A RB (INS-MBIA Insurance Corp.)
  5.50%, 07/01/08(d)(e)                         AAA     Aaa         385         407,607
=======================================================================================
                                                                              8,429,850
=======================================================================================

ALASKA-0.28%

Anchorage (City of); Correctional Facilities
  Lease Series 2000 RB
  (INS-Financial Security Assurance Inc.)
  5.13%, 02/01/09(d)(e)                         AAA     Aaa       1,000       1,058,550
=======================================================================================

AMERICAN SAMOA-0.74%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO (INS-ACA
  Financial Guaranty Corp.)
  6.00%, 09/01/06(d)(e)                          A      --        1,585       1,614,116
---------------------------------------------------------------------------------------
  6.00%, 09/01/07(d)(e)                          A      --        1,150       1,197,115
=======================================================================================
                                                                              2,811,231
=======================================================================================

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------


ARIZONA-1.90%

Arizona (State of) Transportation Board;
  Refunding Highway Sub. Series 1993 A RB
  6.00%, 07/01/08(d)                            AA      Aa2     $   800    $    860,864
---------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  #4 (Mesa Project of 1995); Unlimited Tax
  Series 1998 E GO
  5.00%, 07/01/08(b)(c)(d)                      AAA     Aaa       1,900       1,996,558
---------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Refunding Wastewater System Jr. Lien Series
  2001 RB (INS-Financial Guaranty Insurance
  Co.)
  5.25%, 07/01/11(d)(e)                         AAA     Aaa       3,000       3,291,900
---------------------------------------------------------------------------------------
Yuma (City of) Industrial Development
  Authority (Yuma Regional Medical Center
  Project); Refunding Hospital Series 1997 RB
  (INS-MBIA Insurance Corp.)
  5.70%, 08/01/06(d)(e)                         AAA     Aaa       1,000       1,022,130
=======================================================================================
                                                                              7,171,452
=======================================================================================

ARKANSAS-0.75%

Little Rock (City of) School District;
  Limited Tax Series 2001 C GO (INS-Financial
  Security Assurance Inc.)
  5.00%, 02/01/10(d)(e)                         --      Aaa       1,695       1,808,701
---------------------------------------------------------------------------------------
Sebastian (County of) Community Junior
  College District; Refunding & Improvement
  Limited Tax
  Series 1997 GO
  5.20%, 04/01/07(b)(d)                         NRR     Aaa       1,000       1,033,570
=======================================================================================
                                                                              2,842,271
=======================================================================================

COLORADO-0.56%

Boulder (County of) Open Space Capital
  Improvement Trust Fund;
  Series 1998 RB
  5.25%, 12/15/09(d)                            AA-     --        1,000       1,052,820
---------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB (INS-Financial
  Security Assurance Inc.)
  5.00%, 06/15/11(d)(e)                         AAA     Aaa       1,000       1,081,080
=======================================================================================
                                                                              2,133,900
=======================================================================================


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------

CONNECTICUT-0.83%

Connecticut (State of) Resources Recovery
  Authority (Bridgeport Resco Co. L.P.
  Project); Refunding Series 1999 RB
  (INS-MBIA Insurance Corp.)
  5.13%, 01/01/09(d)(e)                         AAA     Aaa     $ 1,000    $  1,057,150
---------------------------------------------------------------------------------------
New Haven (City of); Unlimited Tax Series
  1997 GO (INS-Financial Guaranty Insurance
  Co.)
  6.00%, 02/15/06(d)(e)                         AAA     Aaa       2,050       2,073,513
=======================================================================================
                                                                              3,130,663
=======================================================================================

DISTRICT OF COLUMBIA-7.15%

District of Columbia (Gonzaga College High
  School); Series 1999 RB (INS-Financial
  Security Assurance Inc.)
  5.25%, 07/01/09(d)(e)                         AAA     Aaa         510         544,129
---------------------------------------------------------------------------------------
District of Columbia (Medlantic Healthcare
  Group);
  Refunding Hospital
  Series 1993 A RB
  5.50%, 08/15/06(b)(d)                         AAA     Aaa         500         511,215
---------------------------------------------------------------------------------------
  Refunding Hospital Series 1996 A RB
  6.00%, 08/15/06(b)(d)                         AAA     Aaa       1,550       1,591,307
---------------------------------------------------------------------------------------
  Refunding Hospital Series 1997 A RB
  6.00%, 08/15/07(b)(d)                         AAA     Aaa         500         527,680
---------------------------------------------------------------------------------------
District of Columbia;
  Refunding Unlimited Tax Series 1993 B-1 GO
  (INS-Ambac Assurance Corp.)
  5.50%, 06/01/09(d)(e)                         AAA     Aaa       1,250       1,343,462
---------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1993 B-2 GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/07(d)(e)                         AAA     Aaa       3,000       3,120,120
---------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1999 B GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/10(d)(e)                         AAA     Aaa       1,415       1,541,246
---------------------------------------------------------------------------------------
  Prerefunded Unlimited Tax Series 1999 B GO
  5.50%, 06/01/09(b)(d)                         AAA     Aaa         950       1,027,501
---------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1999 B GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/09(d)(e)                         AAA     Aaa      14,160      15,218,743
---------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA-(CONTINUED)

Washington Convention Center Authority; Sr.
  Lien Dedicated Tax Series 1998 RB
  (INS-Ambac Assurance Corp.)
  5.25%, 10/01/09(d)(e)                         AAA     Aaa     $ 1,500    $  1,617,120
=======================================================================================
                                                                             27,042,523
=======================================================================================

FLORIDA-2.67%

Broward (County of) (Wheelabrator South
  Broward Inc.); Refunding Resource Recovery
  Series 2001 A RB
  5.00%, 12/01/07(d)                            AA      A3        2,800       2,898,140
---------------------------------------------------------------------------------------
  5.50%, 12/01/08(d)                            AA      A3        1,700       1,803,275
---------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Lottery Series 2000 B RB (INS-Financial
  Guaranty Insurance Co.) 5.75%,
  07/01/10(d)(e)                                AAA     Aaa       1,000       1,107,070
---------------------------------------------------------------------------------------
Palm Beach (County of) Solid Waste Authority;
  Refunding Series 1997 A RB (INS-Ambac
  Assurance Corp.) 5.50%, 10/01/06(d)(e)        AAA     Aaa       3,000       3,074,310
---------------------------------------------------------------------------------------
Village Center Community Development
  District; Refunding Recreational Series
  1998 A RB (INS-MBIA Insurance Corp.)
  5.50%, 11/01/10(d)(e)                         AAA     Aaa       1,105       1,215,489
=======================================================================================
                                                                             10,098,284
=======================================================================================

GEORGIA-1.01%

Dalton (City of); Combined Utilities Series
  1999 RB
  (INS-Financial Security
  Assurance Inc.)
  5.75%, 01/01/10(d)(e)                         AAA     Aaa       1,015       1,112,988
---------------------------------------------------------------------------------------
Georgia (State of);
  Unlimited Tax
  Series 1992 B GO
  6.30%, 03/01/09(d)                            AAA     Aaa       1,425       1,565,932
---------------------------------------------------------------------------------------
  6.30%, 03/01/10(d)                            AAA     Aaa       1,000       1,124,650
=======================================================================================
                                                                              3,803,570
=======================================================================================

HAWAII-0.29%

Hawaii (State of); Unlimited Tax Series 1993
  CA GO
  (INS-MBIA Insurance Corp.)
  5.75%, 01/01/10(d)(e)                         AAA     Aaa       1,000       1,095,710
=======================================================================================

IDAHO-0.01%

Idaho (State of) Housing Agency; Single
  Family Mortgage Sub. Series 1994 D-1 RB
  (CEP-FHA, VA, FmHA)
  5.90%, 07/01/06(d)                            --      Aa2          40          40,362
=======================================================================================


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------

ILLINOIS-6.80%

Chicago (City of) (Central Loop
  Redevelopment); Tax Increment Allocation
  Sub. Series 2000 A RB (INS-ACA Financial
  Guaranty Corp.)
  6.50%, 12/01/08(d)(e)                          A      --      $ 8,000    $  8,569,680
---------------------------------------------------------------------------------------
Chicago (City of) Midway Airport; Series 1996
  A RB (INS-MBIA Insurance Corp.)
  5.30%, 01/01/08(d)(e)                         AAA     Aaa       1,000       1,036,110
---------------------------------------------------------------------------------------
Chicago (City of) Park District; Corporate
  Purpose Tax Anticipation
  Series 2005 A RB Wts.
  4.00%, 05/01/06(d)                           SP-1+   MIG1       2,000       2,012,180
---------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1995 GO
  (INS-Financial Guaranty Insurance Co.)
  6.00%, 01/01/07(d)(e)                         AAA     Aaa       2,000       2,072,320
---------------------------------------------------------------------------------------
Hoffman Estates (Park Place Apartments
  Project); Refunding Multifamily Housing
  Series 1996 RB (CEP-Federal National
  Mortgage Association)
  5.75%, 06/01/06(c)(d)                         AAA     --          960         964,138
---------------------------------------------------------------------------------------
Illinois (State of) (Department of Central
  Management Services); Series 1999 COP
  (INS-Ambac Assurance Corp.)
  4.90%, 07/01/08(d)(e)                         AAA     Aaa       1,000       1,043,390
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Children's Memorial Hospital);
  Series 1999 A RB (INS-Ambac Assurance
  Corp.)
  5.50%, 08/15/07(d)(e)                         AAA     Aaa       1,580       1,647,118
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); Series 2001 A RB (INS-Financial
  Security Assurance Inc.)
  5.00%, 02/15/09(d)(e)                         AAA     Aaa       1,000       1,052,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Highland Park Hospital); Series
  1991 B RB
  5.55%, 10/01/06(b)(d)                         AAA     Aaa         500         513,120
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (The Carle Foundation);
  Prerefunded Series 1998 A RB
  5.25%, 07/01/08(b)(c)(d)                      AAA     Aaa         585         623,926
---------------------------------------------------------------------------------------
  Unrefunded Series 1998 A RB (INS-Ambac
  Assurance Corp.)
  5.25%, 07/01/09(d)(e)                         AAA     Aaa         415         440,925
---------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of); Refunding First
  Unlimited Tax Series 2001 GO (INS-Financial
  Security Assurance Inc.)
  5.25%, 10/01/11(d)(e)                         AAA     Aaa     $ 1,790    $  1,956,900
---------------------------------------------------------------------------------------
Madison & Saint Clair (Counties of) School
  District #10 (Collinsville School
  Building); Unlimited Tax Series 2001 GO
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 02/01/11(d)(e)                         AAA     Aaa       1,150       1,234,778
---------------------------------------------------------------------------------------
McHenry (County of) Consolidated School
  District #47 (Crystal Lake); Unlimited Tax
  Series 1999 GO (INS-Financial Security
  Assurance Inc.)
  5.13%, 02/01/10(d)(e)                         --      Aaa       1,250       1,321,162
---------------------------------------------------------------------------------------
Warrenville (City of); Tax Increment Series
  2000 RB (INS-Financial Security Assurance
  Inc.)
  5.25%, 05/01/07(d)(e)                         AAA     Aaa       1,170       1,209,745
=======================================================================================
                                                                             25,697,492
=======================================================================================

INDIANA-2.69%

Concord (City of) Community Schools Building
  Corp.; Refunding First Mortgage Series 2005
  RB (INS-Financial Security Assurance Inc.)
  5.00%, 01/10/13(d)(e)                         AAA     --        1,520       1,645,780
---------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Daughters of Charity National
  Health Systems Inc.); Series 1997 D RB
  5.00%, 11/01/07(b)(c)(d)                      NRR     Aaa       2,895       2,986,337
---------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Unrefunded Highway Series 1993 A
  RB (INS-Ambac Assurance Corp.)
  5.50%, 06/01/07(d)(e)                         AAA     Aaa         855         888,815
---------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 1999 D RB
  5.10%, 01/01/09(d)                            AAA     Aaa         425         448,966
---------------------------------------------------------------------------------------
New Prairie United School Building Corp.;
  Refunding First Mortgage Series 2005 RB
  (INS-Financial Security Assurance Inc.)
  4.50%, 07/05/15(d)(e)                         AAA     --        1,480       1,553,822
---------------------------------------------------------------------------------------
Richland-Bean Blossom School Building Corp.;
  First Mortgage Series 2001 RB
  5.00%, 07/15/10(b)(d)                         AAA     Aaa       1,045       1,111,723
---------------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Zionsville (City of) Community Schools
  Building Corp.; First Mortgage Series 2002
  RB
  5.00%, 07/15/11(b)(d)                         AAA     Aaa     $ 1,420    $  1,532,010
=======================================================================================
                                                                             10,167,453
=======================================================================================

KANSAS-1.54%

Johnson (County of) Water District #1; Series
  2001 RB
  5.00%, 06/01/11(d)                            AAA     Aaa       1,770       1,914,521
---------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City (City of)
  Unified Government (Redevelopment Project);
  Special Obligation Series 2001 B RB
  5.00%, 12/01/09(b)(d)                         AAA     Aaa         150         160,482
---------------------------------------------------------------------------------------
  5.00%, 12/01/10(b)(d)                         AAA     Aaa         130         140,329
---------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City (City of)
  Unified Government (Redevelopment
  Project-Area B); Unrefunded Special
  Obligation Series 2001 RB (INS-Ambac
  Assurance Corp.)
  5.00%, 12/01/09(d)(e)                         AAA     Aaa         930         991,631
---------------------------------------------------------------------------------------
  5.00%, 12/01/10(d)(e)                         AAA     Aaa         620         666,829
---------------------------------------------------------------------------------------
Wyandotte (County of) School District #500;
  Unlimited Tax Series 2001 GO (INS-Financial
  Security Assurance Inc.)
  5.50%, 09/01/11(d)(e)                         AAA     Aaa       1,750       1,938,160
=======================================================================================
                                                                              5,811,952
=======================================================================================

KENTUCKY-0.29%

Kentucky (State of) Turnpike Authority
  (Revitalization Project); Refunding
  Economic Development Road Series 2001 A RB
  (INS-Ambac Assurance Corp.)
  5.50%, 07/01/11(d)(e)                         AAA     Aaa       1,000       1,105,850
=======================================================================================

LOUISIANA-3.88%

England (District of) Sub-District #1; Series
  2005 RB (INS-Financial Guaranty Insurance
  Co.)
  5.00%, 08/15/10(d)(e)                         AAA     Aaa       1,000       1,069,710
---------------------------------------------------------------------------------------
Louisiana (State of) Energy & Power Authority
  (Power Project); Refunding Series 2000 RB
  (INS-Financial Security Assurance Inc.)
  5.75%, 01/01/11(d)(e)                         AAA     Aaa       2,500       2,759,425
---------------------------------------------------------------------------------------
Louisiana (State of) Transportation
  Authority; Sub. Lien Toll Series 2005 RB
  BAN
  5.00%, 09/01/09(d)                            AA      Aa3       2,000       2,122,060
---------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE

---------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of); Unlimited Tax Series
  1997 A GO (INS-Financial Guaranty Insurance
  Co.)
  6.00%, 04/15/07(d)(e)                         AAA     Aaa     $ 5,000    $  5,217,750
---------------------------------------------------------------------------------------
New Orleans (City of); Certificates of
  Indebtedness Series 2000 RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 12/01/09(d)(e)                         AAA     Aaa       1,000       1,073,870
---------------------------------------------------------------------------------------
Tangipahoa (Parish of) Hospital Service
  District #1 (North Oaks Medical Center
  Project); Refunding Hospital Series 2003 A
  RB
  5.38%, 02/01/15(d)                             A      --        2,275       2,440,779
=======================================================================================
                                                                             14,683,594
=======================================================================================

MARYLAND-0.53%

Prince Georges (County of) (Equipment
  Acquisition Project); Series 2005 COP
  (INS-MBIA Insurance Corp.)
  4.00%, 09/01/06(d)(e)                         AAA     Aaa       2,000       2,020,200
=======================================================================================

MASSACHUSETTS-2.84%

Massachusetts (State of); Consumer Lien
  Limited Tax Series 2000 A GO
  5.75%, 02/01/09(d)                            AA      Aa2       5,000       5,390,400
---------------------------------------------------------------------------------------
  Refunding Limited Tax Series 1997 A GO
  (INS-Financial Guaranty Insurance Co.)
  5.75%, 08/01/08(d)(e)                         AAA     Aaa       5,000       5,357,950
=======================================================================================
                                                                             10,748,350
=======================================================================================

MICHIGAN-1.53%

Detroit (City of); Refunding Unlimited Tax
  Series 1997 B GO (INS-MBIA Insurance Corp.)
  5.38%, 04/01/10(d)(e)                         AAA     Aaa       1,630       1,728,012
---------------------------------------------------------------------------------------
Hartland (City of) Consolidated School
  District; Refunding Unlimited Tax Series
  2001 GO(CEP-Michigan School Bond Loan Fund)
  5.50%, 05/01/11(d)                            AA      Aa2       1,000       1,100,960
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Co.); Refunding Limited Obligation
  Series 1995 CC RB (INS-Ambac Assurance
  Corp.)
  4.85%, 09/01/11(c)(d)(e)                      --      Aaa       1,000       1,050,720
---------------------------------------------------------------------------------------
Taylor (City of); Series 2001 COP (INS-Ambac
  Assurance Corp.)
  5.00%, 02/01/11(d)(e)                         AAA     Aaa         495         532,739
---------------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Troy (City of) Downtown Development
  Authority; Refunding & Development Tax
  Allocation Series 2001 RB (INS-MBIA
  Insurance Corp.)
  5.00%, 11/01/10(d)(e)                         AAA     Aaa     $ 1,265    $  1,362,810
=======================================================================================
                                                                              5,775,241
=======================================================================================

MINNESOTA-1.18%

Osseo (City of) Independent School District
  #279; Refunding Unlimited Tax Series 2001 B
  GO (CEP-Minnesota School District
  Enhancement Program)
  5.00%, 02/01/11(d)                            --      Aa2       1,000       1,062,520
---------------------------------------------------------------------------------------
Saint Cloud (City of) (Saint Cloud Hospital
  Obligated Group); Health Care Series 2000 A
  RB (INS-Financial Security Assurance Inc.)
  5.50%, 05/01/06(d)(e)                         --      Aaa         600         607,848
---------------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency;
  Refunding Series 2001 A RB (INS-Ambac
  Assurance Corp.)
  5.50%, 01/01/10(d)(e)                         --      Aaa       1,245       1,352,966
---------------------------------------------------------------------------------------
  5.50%, 01/01/11(d)(e)                         --      Aaa       1,300       1,428,622
=======================================================================================
                                                                              4,451,956
=======================================================================================

MISSISSIPPI-0.46%

Rankin (County of) School District; Unlimited
  Tax Series 2001 GO (INS-Financial Security
  Assurance Inc.)
  5.00%, 10/01/11(d)(e)                         AAA     Aaa       1,625       1,753,846
=======================================================================================

MISSOURI-1.00%

Missouri (State of) Health & Educational
  Facilities Authority (Freeman Health
  Systems Project); Health Facilities Series
  1998 RB (INS-ACA Financial Guaranty Corp.)
  4.85%, 02/15/07(d)(e)                          A      --        1,000       1,016,420
---------------------------------------------------------------------------------------
  5.00%, 02/15/08(d)(e)                          A      --          515         529,157
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Saint Luke's
  Episcopal-Presbyterian Hospital); Health
  Facilities Series 2001 RB (INS-Financial
  Security Assurance Inc.)
  5.25%, 12/01/09(d)(e)                         AAA     Aaa       1,000       1,075,100
---------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE

---------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Webster University);
  Educational Facilities Series 2001 RB
  (INS-MBIA Insurance Corp.)
  5.00%, 04/01/11(d)(e)                         --      Aaa     $ 1,075    $  1,159,345
=======================================================================================
                                                                              3,780,022
=======================================================================================

NEVADA-0.42%

Nevada (State of); Capital Improvement &
  Cultural Affairs Limited Tax Series 1999 A
  GO
  5.00%, 02/01/10(d)                            AA      Aa1       1,500       1,587,165
=======================================================================================

NEW JERSEY-2.31%

New Jersey (State of) Transportation Trust
  Fund Authority; Transportation System
  Series 1999 A RB
  5.50%, 06/15/10(d)                            AA-     A1        8,020       8,712,046
=======================================================================================

NEW YORK-4.92%

Nassau (County of); General Improvements
  Unlimited Tax Series 1997 V GO (INS-Ambac
  Assurance Corp.)
  5.15%, 03/01/07(d)(e)                         AAA     Aaa       2,500       2,577,200
---------------------------------------------------------------------------------------
New York (City of) Metropolitan
  Transportation Authority (Triborough Bridge
  & Tunnel); Series 1999 A COP (INS-Ambac
  Assurance Corp.)
  5.00%, 01/01/08(d)(e)                         AAA     Aaa       1,000       1,041,630
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Frances Schervier Obligated Group); Series
  1997 RB (INS-Financial Security Assurance
  Inc.)
  5.50%, 07/01/10(d)(e)                         AAA     Aaa       1,205       1,317,029
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Mental Health Services);
  Series 1997 A RB
  6.00%, 02/15/07(b)(c)(d)                      NRR     NRR           5           5,299
---------------------------------------------------------------------------------------
  Unrefunded Series 1997 A RB
  6.00%, 08/15/07(b)(d)                         NRR     NRR       1,770       1,857,137
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Pace
  University); Series 1997 RB
  6.00%, 07/01/07(b)(d)                         AAA     Aaa       1,275       1,341,045
---------------------------------------------------------------------------------------
New York (State of) Local Government
  Assistance Corp.; Refunding Series 1996 A
  RB (INS-Ambac Assurance Corp.)
  5.13%, 04/01/10(d)(e)                         AAA     Aaa       5,000       5,193,200
---------------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York (State of) Thruway Authority; Series
  1997 D RB
  5.40%, 01/01/07(b)(c)(d)                      NRR     NRR     $ 5,000    $  5,248,550
=======================================================================================
                                                                             18,581,090
=======================================================================================

NORTH CAROLINA-4.51%

Charlotte (City of); Refunding Unlimited Tax
  Series 1998 GO
  5.25%, 02/01/10(d)                            AAA     Aaa       5,000       5,288,850
---------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency; Refunding Power System Series
  1993 B RB (INS-MBIA Insurance Corp.)
  7.00%, 01/01/08(d)(e)                         AAA     Aaa       1,000       1,082,530
---------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency #1 (Catawba); Electric Series 1999 A
  RB (INS-MBIA Insurance Corp.)
  6.00%, 01/01/07(d)(e)                         AAA     Aaa       4,330       4,477,999
---------------------------------------------------------------------------------------
North Carolina (State of); Public
  Improvements Unlimited Tax Series 1999 A GO
  5.25%, 03/01/09(b)(c)(d)                      AAA     NRR       5,000       5,355,550
---------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2001 C COP
  4.75%, 06/01/11(d)                            AA+     Aa2         795         845,554
=======================================================================================
                                                                             17,050,483
=======================================================================================

NORTH DAKOTA-0.48%

Burleigh (County of) (Medcenter One, Inc.);
  Refunding Health Care Series 1999 RB
  (INS-MBIA Insurance Corp.)
  5.25%, 05/01/09(d)(e)                         AAA     Aaa       1,695       1,802,531
=======================================================================================

OHIO-0.29%

Greene (County of) Water System; Series 1996
  A RB
  5.45%, 12/01/06(b)(d)                         AAA     Aaa         585         601,474
---------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); Hospital Series 1999 RB
  (INS-Ambac Assurance Corp.)
  5.15%, 11/15/08(d)(e)                         AAA     Aaa         465         491,631
=======================================================================================
                                                                              1,093,105
=======================================================================================

OKLAHOMA-1.72%

Grady (County of) Industrial Authority;
  Correctional Facilities Lease Series 1999
  RB (INS-MBIA Insurance Corp.)
  5.38%, 11/01/09(d)(e)                         AAA     Aaa         360         373,036
---------------------------------------------------------------------------------------
Grand River Dam Authority; Refunding Series
  1993 RB (INS-Ambac Assurance Corp.)
  5.50%, 06/01/09(d)(e)                         AAA     Aaa       2,000       2,157,420
---------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE

---------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

Mustang (City of) Improvement Authority;
  Utility Series 1999 RB (INS-Financial
  Security Assurance Inc.)
  5.25%, 10/01/09(d)(e)                         --      Aaa     $   950    $  1,022,381
---------------------------------------------------------------------------------------
Norman (City of) Regional Hospital Authority;
  Refunding Hospital Series 1996 A RB
  (INS-MBIA Insurance Corp.)
  5.30%, 09/01/07(d)(e)                         AAA     Aaa       1,090       1,133,622
---------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Oklahoma Hospital Association);
  Pooled Health Facilities Series 2000 A RB
  (INS-Ambac Assurance Corp.)
  5.25%, 06/01/06(d)(e)                         AAA     Aaa         575         583,763
---------------------------------------------------------------------------------------
  5.25%, 06/01/08(d)(e)                         AAA     Aaa         640         673,120
---------------------------------------------------------------------------------------
Okmulgee (County of) Governmental Building
  Authority; First Mortgage Sales Tax Series
  2000 RB (INS-MBIA Insurance Corp.)
  5.60%, 03/01/10(d)(e)                         --      Aaa         545         573,051
=======================================================================================
                                                                              6,516,393
=======================================================================================

OREGON-1.18%

Grand Ronde Community Confederated Tribes;
  Governmental Facilities & Infrastructure
  Unlimited Tax Series 1997 GO (INS-Ambac
  Assurance Corp.) (Acquired 12/22/97; Cost
  $1,145,000)
  5.00%, 12/01/07(d)(e)(f)                      AAA     --        1,145       1,191,682
---------------------------------------------------------------------------------------
Multnomah (County of); Limited Tax Series
  2000 A GO
  5.00%, 04/01/10(d)                            --      Aa2       1,000       1,068,660
---------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Unlimited Tax Series 2001 B GO
  5.25%, 06/01/11(d)                            AA      Aa2       2,000       2,181,300
=======================================================================================
                                                                              4,441,642
=======================================================================================

PENNSYLVANIA-1.63%

Allegheny (County of) Sanitation Authority;
  Refunding Sewer Series 2005 A RB (INS-MBIA
  Insurance Corp.)
  5.00%, 12/01/14(d)(e)                         AAA     Aaa       1,000       1,092,820
---------------------------------------------------------------------------------------
Pennsylvania (State of); First Unlimited Tax
  Series 2000 GO (INS-MBIA Insurance Corp.)
  5.50%, 01/15/08(d)(e)                         AAA     Aaa       1,000       1,053,690
---------------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) School District;
  Refunding Unlimited Tax Series 1999 D GO
  (INS-MBIA Insurance Corp.)
  5.50%, 03/01/08(d)(e)                         AAA     Aaa     $ 2,000    $  2,110,380
---------------------------------------------------------------------------------------
Pittsburgh (City of) Public Parking
  Authority; Refunding Series 2005 A RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 12/01/14(d)(e)                         AAA     Aaa       1,000       1,076,780
---------------------------------------------------------------------------------------
State Public School Building Authority
  (Chester Upland School District Project);
  Series 2001 RB (INS-Financial Security
  Assurance Inc.)
  4.80%, 11/15/10(d)(e)                         AAA     Aaa         785         838,796
=======================================================================================
                                                                              6,172,466
=======================================================================================

PUERTO RICO-0.14%

Children's Trust Fund; Tobacco Settlement
  Series 2000 RB
  5.00%, 07/01/08(b)(d)                         AAA     NRR         500         524,740
=======================================================================================

RHODE ISLAND-0.24%

Woonsocket (City of); Unlimited Tax Series
  2000 GO
  (INS-Financial Guaranty Insurance Co.)
  5.25%, 10/01/10(d)(e)                         --      Aaa         840         913,567
=======================================================================================

SOUTH CAROLINA-2.52%

Berkeley (County of) School District
  (Berkeley School Facilities Group Inc.);
  Series 1995 COP
  5.05%, 02/01/07(b)(d)                         AAA     Aaa       1,835       1,866,158
---------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric Series 1996 B RB
  (INS-Financial Guaranty Insurance Co.)
  5.25%, 01/01/08(d)(e)                         AAA     Aaa       4,000       4,167,800
---------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 1999 A RB (INS-MBIA
  Insurance Corp.)
  5.50%, 01/01/10(d)(e)                         AAA     Aaa       1,000       1,091,270
---------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 1999 A RB
  (INS-Ambac Assurance Corp.)
  5.50%, 10/01/09(d)(e)                         AAA     Aaa       1,180       1,283,179
---------------------------------------------------------------------------------------
South Carolina (State of); Capital
  Improvements Unlimited Tax Series 2001 B GO
  5.50%, 04/01/11(d)                            AA+     Aaa       1,000       1,106,980
=======================================================================================
                                                                              9,515,387
=======================================================================================

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE

---------------------------------------------------------------------------------------

SOUTH DAKOTA-1.13%

South Dakota (State of) Building Authority;
  Refunding Series 2005 C RB (INS-Financial
  Security Assurance Inc.)
  5.00%, 09/01/15(d)(e)                         AAA     Aaa     $ 1,085    $  1,185,981
---------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (McKennan Hospital);
  Refunding Series 1996 RB (INS-MBIA
  Insurance Corp.)
  5.40%, 07/01/06(d)(e)                         AAA     Aaa       1,680       1,709,652
---------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2001 RB (INS-MBIA
  Insurance Corp.)
  5.00%, 09/01/09(d)(e)                         AAA     Aaa       1,290       1,367,271
=======================================================================================
                                                                              4,262,904
=======================================================================================

TENNESSEE-1.02%

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.) (Acquired
  09/21/05-09/29/05; Cost $1,190,000)
  2.75%, 06/01/29(f)(g)(h)                      --    VMIG-1      1,190       1,190,000
---------------------------------------------------------------------------------------
Memphis (City of) Sanitation; Sewer System
  Series 2000 RB
  5.35%, 05/01/09(d)                            AA      A2          525         556,280
---------------------------------------------------------------------------------------
Tennergy Corp.; Gas Series 1999 RB (INS-MBIA
  Insurance Corp.)
  4.13%, 06/01/09(d)(e)                         AAA     Aaa       1,000       1,028,160
---------------------------------------------------------------------------------------
Tennessee (State of) School Bond Authority;
  Higher Educational Facilities Second
  Program Series 2002 A RB (INS-Financial
  Security Assurance Inc.)
  5.00%, 05/01/11(d)(e)                         AAA     Aaa       1,000       1,079,520
=======================================================================================
                                                                              3,853,960
=======================================================================================

TEXAS-19.94%

Amarillo (City of) Health Facilities Corp.
  (Baptist Saint Anthony's Hospital Corp.);
  Series 1998 RB (INS-Financial Security
  Assurance Inc.)
  5.50%, 01/01/10(d)(e)                         --      Aaa       1,275       1,380,838
---------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.25%, 02/15/08(d)                            --      Aaa       1,000       1,047,150
---------------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Austin (City of); Limited Tax Certificates
  Series 2001 GO
  5.00%, 09/01/11(d)                            AA+     Aa2     $ 1,900    $  2,041,360
---------------------------------------------------------------------------------------
Brownsville (City of); Limited Tax
  Certificates Series 2001 GO (INS-Financial
  Guaranty Insurance Co.)
  5.25%, 02/15/10(d)(e)                         AAA     Aaa       1,055       1,134,769
---------------------------------------------------------------------------------------
Canadian River Municipal Water Authority
  (Conjunctive Use Groundwater Project);
  Refunding Contract Series 1999 RB (INS-MBIA
  Insurance Corp.)
  5.00%, 02/15/10(d)(e)                         AAA     Aaa       2,655       2,789,609
---------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 1999 RB
  5.50%, 10/01/09(d)                            AA+     Aa2       1,500       1,624,140
---------------------------------------------------------------------------------------
Garland (City of); Limited Tax Certificates
  Series 2001 GO (INS-MBIA Insurance Corp.)
  5.25%, 02/15/11(d)(e)                         AAA     Aaa       2,435       2,641,537
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (CHRISTUS Health); Series
  1999 A RB (INS-MBIA Insurance Corp.)
  5.38%, 07/01/08(d)(e)                         AAA     Aaa       1,000       1,049,840
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Hospital System Project); Hospital Series
  1998 RB (INS-Financial Security Assurance
  Inc.)
  5.50%, 06/01/09(d)(e)                         AAA     Aaa       5,500       5,903,425
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Hospital Series 1999 A
  RB
  5.00%, 10/01/09(d)                            AA      Aa2       1,920       2,008,877
---------------------------------------------------------------------------------------
Harris (County of)-Houston Sports Authority;
  Refunding Sr. Lien Series 2001 A RB
  (INS-MBIA Insurance Corp.)
  5.50%, 11/15/09(d)(e)                         AAA     Aaa       1,670       1,813,453
---------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
  Facilities Department; Hotel Occupancy Tax
  & Special Revenue Series 2001 B RB
  (INS-Ambac Assurance Corp.)
  5.25%, 09/01/10(d)(e)                         AAA     Aaa       2,865       3,111,963
---------------------------------------------------------------------------------------
  5.25%, 09/01/11(d)(e)                         AAA     Aaa       2,360       2,582,501
---------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)(e)                         AAA     Aaa       2,460       2,724,499
---------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE

---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Convention & Entertainment
  Facilities Department; Refunding Hotel
  Occupancy Tax & Special Revenue Series 2001
  A RB (INS-Ambac Assurance Corp.)
  5.50%, 09/01/10(d)(e)                         AAA     Aaa     $ 3,000    $  3,292,290
---------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)(e)                         AAA     Aaa       4,000       4,430,080
---------------------------------------------------------------------------------------
Houston (City of); Refunding Public
  Improvements Limited Tax Series 2000 GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 03/01/09(d)(e)                         AAA     Aaa       1,000       1,071,280
---------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Unlimited Tax Series 1999 A GO (CEP-Texas
  Permanent School Fund)
  5.20%, 02/15/10(d)                            AAA     Aaa       1,285       1,361,175
---------------------------------------------------------------------------------------
La Joya (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  5.38%, 02/15/08(b)(c)(d)                      AAA     Aaa       1,535       1,616,723
---------------------------------------------------------------------------------------
Lower Colorado River Authority; Refunding
  Series 1999 B RB (INS-Financial Security
  Assurance Inc.)
  6.00%, 05/15/10(d)(e)                         AAA     Aaa       1,470       1,617,074
---------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
  Development Corp. (Methodist Hospital);
  Hospital Series 1993 B RB
  5.40%, 12/01/05(b)(d)                         AAA     Aaa         500         502,130
---------------------------------------------------------------------------------------
Lubbock (City of); Limited Tax Certificates
  Series 1999 GO
  5.00%, 02/15/09(b)(c)(d)                      NRR     NRR         680         720,467
---------------------------------------------------------------------------------------
Lubbock (City of); Refunding Limited Tax
  Series 2005 GO (INS-MBIA Insurance Corp.)
  5.00%, 02/15/10(d)(e)                         AAA     Aaa       1,000       1,065,560
---------------------------------------------------------------------------------------
McKinney (City of);
  Limited Tax Series 2000 GO (INS-Financial
  Guaranty Insurance Co.)
  5.25%, 08/15/10(d)(e)                         AAA     Aaa         500         534,120
---------------------------------------------------------------------------------------
  Waterworks & Sewer Series 2000 RB
  (INS-Financial Guaranty Insurance Co.)
  5.25%, 03/15/09(d)(e)                         AAA     Aaa         685         729,292
---------------------------------------------------------------------------------------
  5.25%, 03/15/10(d)(e)                         AAA     Aaa         725         770,661
---------------------------------------------------------------------------------------
North Texas Municipal Water District;
  Regional Wastewater Series 2001 RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 06/01/12(d)(e)                         AAA     Aaa         825         885,398
---------------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

North Texas Municipal Water District; Water
  System Series 2001 RB (INS-MBIA Insurance
  Corp.)
  5.00%, 09/01/11(d)(e)                         AAA     Aaa     $ 1,040    $  1,120,818
---------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
  5.13%, 09/01/07(d)                            AAA     Aaa         535         555,485
---------------------------------------------------------------------------------------
San Antonio (City of);
  Prerefunded Electric & Gas Series 1998 A RB
  5.25%, 02/01/09(b)(c)(d)                      AAA     NRR       3,575       3,845,628
---------------------------------------------------------------------------------------
  Refunding Limited Tax Series 1998 A GO
  5.00%, 02/01/09(b)(c)(d)                      NRR     NRR          10          10,589
---------------------------------------------------------------------------------------
  5.00%, 02/01/11(d)                            AA+     Aa2       1,490       1,565,185
---------------------------------------------------------------------------------------
  Unrefunded Electric & Gas Series 1994 RB
  5.00%, 02/01/12(b)(d)                         NRR     NRR       2,375       2,566,971
---------------------------------------------------------------------------------------
  Unrefunded Electric & Gas Series 1998 A RB
  5.25%, 02/01/10(d)                            AA      Aa1       5,540       5,943,035
---------------------------------------------------------------------------------------
Southlake (City of);
  Limited Tax Increment Certificates Series
  2000 E GO (INS-Ambac Assurance Corp.)
  5.00%, 02/15/11(d)(e)                         AAA     Aaa         635         667,195
---------------------------------------------------------------------------------------
  Waterworks & Sewer Limited Tax Certificates
  Series 2000 A GO (INS-Ambac Assurance
  Corp.)
  5.40%, 02/15/09(d)(e)                         AAA     Aaa         250         266,808
---------------------------------------------------------------------------------------
  5.45%, 02/15/10(d)(e)                         AAA     Aaa         235         250,785
---------------------------------------------------------------------------------------
Tarrant (County of) Junior College District;
  Limited Tax Series 1994 GO
  5.05%, 02/15/07(b)(c)(d)                      AAA     Aaa       1,425       1,465,940
---------------------------------------------------------------------------------------
Texas A&M University Financing System; Series
  2001 B RB
  5.38%, 05/15/09(d)                            AA+     Aa1       1,260       1,349,599
---------------------------------------------------------------------------------------
Texas Tech University Financing System;
  Refunding & Improvement Series 1999 6 RB
  (INS-Ambac Assurance Corp.)
  5.25%, 02/15/11(d)(e)                         AAA     Aaa       5,000       5,296,150
=======================================================================================
                                                                             75,354,399
=======================================================================================

UTAH-1.77%

Salt Lake (County of) (IHC Health Services
  Inc.); Hospital Series 2001 RB (INS-Ambac
  Assurance Corp.)
  5.50%, 05/15/08(d)(e)                         AAA     Aaa       2,000       2,111,700
---------------------------------------------------------------------------------------
  5.50%, 05/15/09(d)(e)                         AAA     Aaa       1,000       1,072,520
---------------------------------------------------------------------------------------
Salt Lake City (City of); Unlimited Tax
  Series 1999 GO
  5.25%, 06/15/09(d)                            --      Aaa         900         963,765
---------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE

---------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Spanish Fork (City of); Electric Series 2000
  RB (INS-Ambac Assurance Corp.)
  5.00%, 08/15/09(d)(e)                         --      Aaa     $   630    $    669,677
---------------------------------------------------------------------------------------
  5.00%, 08/15/10(d)(e)                         --      Aaa         660         709,064
---------------------------------------------------------------------------------------
Tooele (County of) School District; Unlimited
  Tax Series 2001 GO (CEP-Utah School Bond
  Guaranty)
  4.50%, 06/01/11(d)                            AAA     Aaa       1,075       1,129,116
---------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Housing Mortgage Series 1999
  E-1-I RB (CEP-FHA, VA) 5.05%, 07/01/07(d)     AA      Aaa          30          30,110
=======================================================================================
                                                                              6,685,952
=======================================================================================

VIRGINIA-1.04%

Norfolk (City of) Redevelopment & Housing
  Authority (Tidewater Community College
  Campus); Educational Facilities Series 1995
  RB
  5.40%, 11/01/05(b)(d)                         NRR     NRR         500         500,960
---------------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB (INS-ACA Financial Guaranty Corp.)
  5.13%, 12/01/10(d)(e)                          A      --        1,315       1,368,310
---------------------------------------------------------------------------------------
Peninsula Ports Authority (Riverside Health
  System Project); Refunding Health System
  Series 1998 RB
  5.00%, 07/01/06(d)                            AA      Aa3       1,000       1,015,050
---------------------------------------------------------------------------------------
Virginia (State of) Public School Authority;
  Refunding School Financing Series 1997 I RB
  5.25%, 08/01/07(b)(d)                         NRR     NRR          10          10,410
---------------------------------------------------------------------------------------
  Refunding School Financing Series 1997 I RB
  5.25%, 08/01/07(d)                            AA+     Aa1         990       1,029,353
=======================================================================================
                                                                              3,924,083
=======================================================================================

WASHINGTON-9.46%

Energy Northwest (Project #3); Refunding
  Electric Series 2001 A RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/10(d)(e)                         AAA     Aaa       2,000       2,184,120
---------------------------------------------------------------------------------------
  5.50%, 07/01/11(d)(e)                         AAA     Aaa       7,500       8,265,150
---------------------------------------------------------------------------------------


                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Mason (County of) School District #309
  (Shelton); Unlimited Tax Series 2001 GO
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 12/01/09(d)(e)                         --      Aaa     $   675    $    720,542
---------------------------------------------------------------------------------------
Seattle (City of); Refunding Municipal Light
  & Power Improvements Series 2001 RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 03/01/11(d)(e)                         AAA     Aaa       3,000       3,261,030
---------------------------------------------------------------------------------------
Snohomish (County of) School District #16
  (Arlington); Unlimited Tax Series 2000 GO
  (INS-Financial Guaranty Insurance Co.)
  5.40%, 12/01/08(d)(e)                         --      Aaa         915         974,923
---------------------------------------------------------------------------------------
Snohomish (County of); Limited Tax Series
  2001 GO
  5.25%, 12/01/11(d)                            AA      Aa3       2,685       2,918,246
---------------------------------------------------------------------------------------
Spokane (City of); Unlimited Tax Series 1999
  B GO
  5.40%, 01/01/10(d)                            AA-     A2        2,075       2,171,384
---------------------------------------------------------------------------------------
Washington (State of) (Department of
  Ecology); Refunding Series 2001 COP
  (INS-Ambac Assurance Corp.)
  4.75%, 04/01/11(d)(e)                         AAA     Aaa       5,310       5,567,747
---------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #1); Refunding
  Series 1996 C RB
  (INS-Ambac Assurance Corp.)
  6.00%, 07/01/09(d)(e)                         AAA     Aaa       5,100       5,570,934
---------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1997 A RB
  6.00%, 07/01/07(b)(d)                         AAA     Aaa       1,000       1,051,800
---------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax Series 1999 R-2000A GO
  5.50%, 01/01/08(d)                            AA      Aa1       1,135       1,191,659
---------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                 RATINGS(a)     AMOUNT        MARKET
                                                S&P   MOODY'S   (000)         VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of); Refunding Unlimited
  Tax Series 2001 R-A GO
  5.00%, 09/01/10(d)                            AA      Aa1     $ 1,745    $  1,866,051
=======================================================================================
                                                                             35,743,586
=======================================================================================

WISCONSIN-2.38%

Fond du Lac (City of) School District;
  Refunding Unlimited Tax Series 2000 GO
  5.25%, 04/01/10(b)(c)(d)                      NRR     Aaa       1,000       1,083,340
---------------------------------------------------------------------------------------
Two Rivers (City of) Public School District;
  Refunding Unlimited Tax Series 2000 GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 03/01/08(d)(e)                         --      Aaa         680         716,720
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 1997 RB (INS-MBIA Insurance Corp.)
  5.20%, 02/15/07(d)(e)                         AAA     Aaa       2,210       2,271,305
---------------------------------------------------------------------------------------
Wisconsin (State of);
  Refunding Unlimited Tax Series 1993 2 GO
  5.13%, 11/01/11(d)                            AA-     Aa3       2,000       2,169,520
---------------------------------------------------------------------------------------
  Unlimited Tax Series 1999 C GO
  5.75%, 05/01/10(d)                            AA-     Aa3       2,500       2,747,875
=======================================================================================
                                                                              8,988,760
=======================================================================================
TOTAL INVESTMENTS-98.26% (Cost $355,012,147)                                371,378,581
=======================================================================================
OTHER ASSETS LESS LIABILITIES-1.74%                                           6,588,225
=======================================================================================
NET ASSETS-100.00%                                                         $377,966,806
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

BAN   - Bond Anticipation Note
CEP   - Credit Enhancement Provider
COP   - Certificate of Participation
FHA   - Federal Housing Administration
FmHA  - Farmers Home Administration
GO    - General Obligation Bonds
INS   - Insurance
Jr.   - Junior
LOC   - Letter of Credit
NRR   - Not Re-Rated
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
VA    - Department of Veterans Affairs
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations or other highly rated collateral).
(b) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.
(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $370,188,581, which represented 97.94% of the Fund's Net Assets. See Note 1A.
(e) Principal and/or interest payments are secured by bond insurance company listed.
(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $2,381,682, which represented 0.63% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $355,012,147)                                $371,378,581
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,980,000
-----------------------------------------------------------
  Fund shares sold                                  738,256
-----------------------------------------------------------
  Interest                                        4,945,125
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               53,985
-----------------------------------------------------------
Other assets                                         37,920
===========================================================
    Total assets                                379,133,867
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            489,955
-----------------------------------------------------------
  Dividends                                         540,753
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 80,682
-----------------------------------------------------------
Accrued distribution fees -- Class A3                21,436
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,061
-----------------------------------------------------------
Accrued transfer agent fees                          10,686
-----------------------------------------------------------
Accrued operating expenses                           19,488
===========================================================
    Total liabilities                             1,167,061
===========================================================
Net assets applicable to shares outstanding    $377,966,806
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $360,177,530
-----------------------------------------------------------
Undistributed net investment income               1,377,672
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                              45,170
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     16,366,434
===========================================================
                                               $377,966,806
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $227,385,551
___________________________________________________________
===========================================================
Class A3                                       $109,272,454
___________________________________________________________
===========================================================
Institutional Class                            $ 41,308,801
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          20,429,464
___________________________________________________________
===========================================================
Class A3                                          9,816,361
___________________________________________________________
===========================================================
Institutional Class                               3,712,586
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.13
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.13 divided
      by 99.00%)                               $      11.24
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      11.13
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.13
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 8,729,229
=========================================================================

EXPENSES:

Advisory fees                                                     573,466
-------------------------------------------------------------------------
Administrative services fees                                       53,993
-------------------------------------------------------------------------
Custodian fees                                                      8,001
-------------------------------------------------------------------------
Distribution fees -- Class A3                                     155,414
-------------------------------------------------------------------------
Transfer agent fees -- Class A and A3                              78,423
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            573
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          13,870
-------------------------------------------------------------------------
Registration and filing fees                                       51,194
-------------------------------------------------------------------------
Other                                                              77,736
=========================================================================
    Total expenses                                              1,012,670
=========================================================================
Less: Expenses reimbursed and expense offset arrangement           (6,460)
=========================================================================
    Net expenses                                                1,006,210
=========================================================================
Net investment income                                           7,723,019
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                       45,268
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (2,494,855)
=========================================================================
Net gain (loss) from investment securities                     (2,449,587)
=========================================================================
Net increase in net assets resulting from operations          $ 5,273,432
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,      MARCH 31,
                                                                  2005             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  7,723,019     $  16,685,135
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      45,268         1,705,196
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (2,494,855)      (19,461,479)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  5,273,432        (1,071,148)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (5,219,565)      (12,789,127)
--------------------------------------------------------------------------------------------
  Class A3                                                      (2,078,186)       (3,993,534)
--------------------------------------------------------------------------------------------
  Institutional Class                                             (834,487)         (229,601)
============================================================================================
    Decrease in net assets resulting from distributions         (8,132,238)      (17,012,262)
============================================================================================
Share transactions-net:
  Class A                                                      (17,857,080)     (130,756,619)
--------------------------------------------------------------------------------------------
  Class A3                                                      12,453,352           865,686
--------------------------------------------------------------------------------------------
  Institutional Class                                            8,853,629        33,135,524
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          3,449,901       (96,755,409)
============================================================================================
    Net increase (decrease) in net assets                          591,095      (114,838,819)
============================================================================================

NET ASSETS:

  Beginning of period                                          377,375,711       492,214,530
============================================================================================
  End of period (including undistributed net investment
    income of $1,377,672 and $1,786,891, respectively)        $377,966,806     $ 377,375,711
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the following annual rates, based on the average daily net assets of the Fund:

AVERAGE NET ASSETS                                              ANNUAL RATE
---------------------------------------------------------------------------
First $500 million                                                     0.30%
---------------------------------------------------------------------------
Over $500 million up to and including $1 billion                       0.25%
---------------------------------------------------------------------------
Over $1 billion                                                        0.20%
___________________________________________________________________________
===========================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $314.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $53,993.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended September 30, 2005, the Fund paid AISI $78,423 for Class A and Class A3 share classes and $573 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A3 shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A3 shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A3 shares. Of this amount, up to 0.25% of the average daily net assets of the Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plan, for the six months ended September 30, 2005, the Class A3 shares paid $155,414.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2005, ADI advised the Fund that it retained $1,199 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $6,146.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $1,969 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended September 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2010                                                       $98
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2005 was $20,800,566 and $9,781,830, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $16,444,754
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (78,320)
===============================================================================
Net unrealized appreciation of investment securities               $16,366,434
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares were sold with a front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. At the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     SEPTEMBER 30,                    MARCH 31,
                                                                        2005(A)                          2005
                                                              ---------------------------    ----------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         417,989    $  4,696,423      1,022,058    $  11,670,866
-------------------------------------------------------------------------------------------------------------------------
  Class A3                                                      3,261,823      36,581,159      6,308,499       72,009,554
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          943,462      10,591,712      2,935,137       33,260,815
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         272,485       3,056,827        688,784        7,856,509
-------------------------------------------------------------------------------------------------------------------------
  Class A3                                                        161,958       1,816,291        253,758        2,891,752
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                              164           1,832             25              288
=========================================================================================================================
Reacquired:
  Class A                                                      (2,282,062)    (25,610,330)   (13,126,884)    (150,283,994)
-------------------------------------------------------------------------------------------------------------------------
  Class A3                                                     (2,316,575)    (25,944,098)    (6,521,503)     (74,035,620)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (155,104)     (1,739,915)       (11,098)        (125,579)
=========================================================================================================================
                                                                  304,140    $  3,449,901     (8,451,224)   $ (96,755,409)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are two entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Institutional Class shares commenced sales on July 30, 2004.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                         2005              2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  11.21          $  11.69    $  11.70    $  11.06    $  11.17    $  10.71
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.24              0.49        0.47(a)     0.48        0.45        0.49
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.08)            (0.49)      (0.01)       0.60       (0.12)       0.46
=================================================================================================================================
    Total from investment operations                       0.16             (0.00)       0.46        1.08        0.33        0.95
=================================================================================================================================
Less distributions from net investment income             (0.24)            (0.48)      (0.47)      (0.44)      (0.44)      (0.49)
=================================================================================================================================
Net asset value, end of period                         $  11.13          $  11.21    $  11.69    $  11.70    $  11.06    $  11.17
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            1.47%            (0.01)%      4.04%       9.86%       2.99%       9.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $227,386          $246,946    $390,903    $539,679    $678,800    $608,393
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.45%(c)          0.43%       0.42%       0.38%       0.38%       0.41%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.45%(c)          0.44%       0.42%       0.38%       0.38%       0.41%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.12%(c)          4.09%       3.98%       4.10%       4.00%       4.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                    3%                4%          6%          7%         58%         40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $239,287,916.
(d)  Not annualized for periods less than one year.

                                                                                       CLASS A3
                                                              -----------------------------------------------------------
                                                               SIX MONTHS             YEAR ENDED         OCTOBER 31, 2002
                                                                  ENDED                MARCH 31,           (DATE SALES
                                                              SEPTEMBER 30,       -------------------     COMMENCED) TO
                                                                  2005             2005        2004       MARCH 31, 2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  11.21          $ 11.69    $  11.70        $ 11.59
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.21             0.43        0.43(a)        0.18
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.06)           (0.47)      (0.01)          0.10
=========================================================================================================================
    Total from investment operations                                0.15            (0.04)       0.42           0.28
=========================================================================================================================
Less distributions from net investment income                      (0.23)           (0.44)      (0.43)         (0.17)
=========================================================================================================================
Net asset value, end of period                                  $  11.13          $ 11.21    $  11.69        $ 11.70
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                     1.30%           (0.37)%      3.67%          2.47%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $109,272          $97,651    $101,312        $29,320
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.75%(c)         0.78%       0.77%          0.73%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.75%(c)         0.79%       0.77%          0.73%(d)
=========================================================================================================================
Ratio of net investment income to average net assets                3.82%(c)         3.74%       3.63%          3.75%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                             3%               4%          6%             7%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $103,906,221.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                  JULY 30, 2004
                                                                                   (DATE SALES
                                                               SIX MONTHS          COMMENCED)
                                                                  ENDED                TO
                                                              SEPTEMBER 30,         MARCH 31,
                                                                  2005                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 11.21             $ 11.40
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.22                0.32
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.05)              (0.19)
===============================================================================================
    Total from investment operations                                0.17                0.13
===============================================================================================
Less distributions from net investment income                      (0.25)              (0.32)
===============================================================================================
Net asset value, end of period                                   $ 11.13             $ 11.21
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                     1.49%               1.13%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $41,309             $32,779
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.41%(b)            0.42%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.41%(b)            0.43%(c)
===============================================================================================
Ratio of net investment income to average net assets                4.16%(b)            4.10%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                             3%                  4%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $38,071,978.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  Robert G. Alley
                                  Vice President
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                    AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)          AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                      AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                       AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund          AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund               AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)     Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                            Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                                    SECTOR EQUITY                 TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund          AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                             AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                 Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund                                    AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund                AIM Multi-Sector Fund
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(1)                     AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             AIM Technology Fund                         AIM Growth Allocation Fund(2)
AIM Weingarten Fund                          AIM Utilities Fund                          AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
*Domestic equity and income fund                                                         AIM Moderately Conservative Allocation Fund

                                                                                                  DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

(1) This fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after December 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.

AIMinvestments.com                 TFI-SAR-1            A I M Distributors, Inc.

                    [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                          --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

            There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

            Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None

ITEM 11.  CONTROLS AND PROCEDURES.

(a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

 12(a)(1)   Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)   Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds

By:   /s/ Robert H. Graham
      -----------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert H. Graham
      -----------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: November 29, 2005

By:   /s/ Sidney M. Dilgren
      ----------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: November 29, 2005

                                  EXHIBIT INDEX

12(a)(1)    Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)    Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.